Schedule of Investments (unaudited)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28 (Call 07/01/28)	$27	$25,851
4.75%, 03/30/30 (Call 12/30/29)	29	27,436
5.40%, 10/01/48 (Call 04/01/48)(a)	303	279,217
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	37	30,821
4.20%, 06/01/30 (Call 03/01/30)(a)	37	34,664
WPP Finance 2010, 3.75%, 09/19/24	999	965,394
		1,363,383
Aerospace & Defense — 1.0%
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)(a)	284	221,358
2.90%, 12/15/29 (Call 09/15/29)	333	286,760
3.83%, 04/27/25 (Call 01/27/25)	877	857,881
4.40%, 06/15/28 (Call 03/15/28)	1,121	1,086,274
4.85%, 04/27/35 (Call 10/27/34)	313	296,796
5.05%, 04/27/45 (Call 10/27/44)	284	259,496
6.15%, 12/15/40	130	136,064
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	1,180	993,088
2.65%, 11/01/26 (Call 08/01/26)	30	27,835
2.82%, 09/01/51 (Call 03/01/51)	61	41,581
3.03%, 03/15/52 (Call 09/15/51)	45	31,665
3.13%, 05/04/27 (Call 02/04/27)	499	468,217
3.13%, 07/01/50 (Call 01/01/50)	274	197,576
3.75%, 11/01/46 (Call 05/01/46)	277	220,445
4.05%, 05/04/47 (Call 11/04/46)	212	177,491
4.13%, 11/16/28 (Call 08/16/28)	603	584,211
4.15%, 05/15/45 (Call 11/16/44)	240	205,706
4.35%, 04/15/47 (Call 10/15/46)	190	166,824
4.45%, 11/16/38 (Call 05/16/38)	179	164,895
4.50%, 06/01/42	464	428,792
4.63%, 11/16/48 (Call 05/16/48)	467	429,299
4.70%, 12/15/41	42	38,801
4.80%, 12/15/43 (Call 06/15/43)	42	39,423
4.88%, 10/15/40	184	175,104
5.40%, 05/01/35	25	25,315
6.13%, 07/15/38	55	59,686
7.50%, 09/15/29(a)	400	458,280
		8,078,863
Agriculture — 1.0%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	401	373,315
2.70%, 09/15/51 (Call 03/15/51)	130	89,262
3.25%, 03/27/30 (Call 12/27/29)	210	191,673
3.75%, 09/15/47 (Call 03/15/47)(a)	229	190,446
4.02%, 04/16/43	98	85,125
4.50%, 03/15/49 (Call 09/15/48)	125	116,637
4.54%, 03/26/42	5	4,655
5.38%, 09/15/35	54	56,193
5.94%, 10/01/32(a)	237	258,825
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	2,180	1,993,479
2.75%, 05/14/31 (Call 02/14/31)	1,608	1,335,428
3.25%, 08/15/26 (Call 05/15/26)(a)	1,718	1,610,419
3.75%, 09/25/27 (Call 06/25/27)	1,957	1,838,288
		8,143,745
Security	Par (000)	Value

Airlines — 0.0%
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	$130	$108,494
3.00%, 11/15/26 (Call 08/15/26)	77	71,116
3.45%, 11/16/27 (Call 08/16/27)	144	133,338
5.13%, 06/15/27 (Call 04/15/27)	72	72,624
		385,572
Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	111	103,289
2.40%, 03/27/25 (Call 02/27/25)(a)	23	22,048
2.75%, 03/27/27 (Call 01/27/27)	65	61,121
2.85%, 03/27/30 (Call 12/27/29)	204	183,783
3.25%, 03/27/40 (Call 09/27/39)	68	55,914
3.38%, 11/01/46 (Call 05/01/46)	141	113,329
3.38%, 03/27/50 (Call 09/27/49)(a)	73	58,458
3.63%, 05/01/43 (Call 11/01/42)	94	79,921
3.88%, 11/01/45 (Call 05/01/45)(a)	228	200,396
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	480	465,422
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	45	39,342
3.75%, 09/15/25 (Call 07/15/25)	83	81,176
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	5	4,651
4.25%, 04/01/25 (Call 01/01/25)(a)	247	241,759
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	190	178,558
2.80%, 04/23/27 (Call 02/23/27)	278	253,528
2.95%, 04/23/30 (Call 01/23/30)(a)	313	262,961
		2,405,656
Auto Manufacturers — 0.6%
American Honda Finance Corp.
2.30%, 09/09/26	367	335,801
2.35%, 01/08/27	335	305,537
3.50%, 02/15/28	353	331,802
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	421	336,897
2.60%, 09/01/50 (Call 03/01/50)	170	109,392
4.88%, 10/01/43 (Call 04/01/43)(a)	245	234,512
General Motors Co.
5.00%, 04/01/35	96	85,043
5.15%, 04/01/38 (Call 10/01/37)	142	125,544
5.20%, 04/01/45	180	151,780
5.40%, 04/01/48 (Call 10/01/47)	111	96,431
5.60%, 10/15/32 (Call 07/15/32)	200	192,222
5.95%, 04/01/49 (Call 10/01/48)(a)	181	168,218
6.25%, 10/02/43	151	145,644
6.60%, 04/01/36 (Call 10/01/35)	413	418,737
6.75%, 04/01/46 (Call 10/01/45)	148	147,581
General Motors Financial Co. Inc.
2.70%, 06/10/31 (Call 03/10/31)	5	3,933
3.10%, 01/12/32 (Call 10/12/31)	25	20,110
3.60%, 06/21/30 (Call 03/21/30)	75	64,357
5.65%, 01/17/29 (Call 10/17/28)	24	23,711
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	483	599,659
Toyota Motor Corp., 3.67%, 07/20/28	28	26,825
Toyota Motor Credit Corp.
1.80%, 02/13/25	101	95,181
2.00%, 10/07/24	15	14,277
2.15%, 02/13/30(a)	90	76,606

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.00%, 04/01/25	$140	$134,925
3.05%, 01/11/28(a)	182	170,419
3.20%, 01/11/27	108	102,231
3.38%, 04/01/30	28	25,685
3.40%, 04/14/25(a)	46	44,732
3.65%, 01/08/29	23	21,780
5.40%, 11/10/25	100	101,694
5.45%, 11/10/27	100	102,867
		4,814,133
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	287	178,916
4.35%, 03/15/29 (Call 12/15/28)	122	113,649
4.40%, 10/01/46 (Call 04/01/46)	126	93,600
5.40%, 03/15/49 (Call 09/15/48)(a)	203	176,978
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	125	105,300
4.15%, 05/01/52 (Call 11/01/51)	220	166,124
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	106	102,244
4.38%, 03/15/45 (Call 09/15/44)	113	88,513
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	97	82,787
3.55%, 01/15/52 (Call 07/15/51)	62	38,911
3.80%, 09/15/27 (Call 06/15/27)	60	56,318
4.25%, 05/15/29 (Call 02/15/29)	55	50,054
5.25%, 05/15/49 (Call 11/15/48)	258	217,280
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	96	93,954
4.15%, 10/01/25 (Call 07/01/25)	20	19,663
		1,584,291
Banks — 24.0%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	1,317	1,279,703
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23(a)	2,270	2,189,824
1.13%, 09/18/25	6,055	5,419,891
5.86%, 09/14/26 (Call 09/14/25)(b)	1,000	989,880
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(b)	355	302,158
2.71%, 06/27/24	200	192,228
2.96%, 03/25/31	200	158,006
3.23%, 11/22/32 (Call 11/22/31)(b)	203	149,800
3.31%, 06/27/29	233	203,863
3.49%, 05/28/30	125	104,998
3.80%, 02/23/28	276	251,248
4.25%, 04/11/27	400	377,096
5.18%, 11/19/25	56	54,770
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30),
(1 day SOFR + 1.530%)(b)	20	15,592
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(b)	90	83,402
2.30%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.220%)(b)	50	39,176
2.48%, 09/21/36 (Call 09/21/31)(b)	441	330,904
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(b)	155	127,672
2.57%, 10/20/32 (Call 10/20/31),
(1 day SOFR + 1.210%)(b)	145	115,478
Security	Par (000)	Value

Banks (continued)
2.59%, 04/29/31 (Call 04/29/30),
(1 day SOFR + 2.150%)(b)	$168	$138,842
2.68%, 06/19/41 (Call 06/19/40),
(1 day SOFR + 1.930%)(b)	379	264,106
2.69%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.320%)(b)	1,617	1,311,872
2.83%, 10/24/51 (Call 10/24/50),
(1 day SOFR + 1.880%)(b)	135	86,434
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(b)	208	177,172
2.97%, 02/04/33 (Call 02/04/32),
(1 day SOFR + 1.330%)(b)	75	61,457
2.97%, 07/21/52 (Call 07/21/51),
(1 day SOFR + 1.560%)(b)	380	250,238
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(b)	170	148,286
3.25%, 10/21/27 (Call 10/21/26)	133	122,841
3.31%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 1.580%)(b)	115	87,083
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(b)	182	173,977
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(b)	588	536,303
3.50%, 04/19/26	188	180,339
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(b)	117	110,427
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(b)	118	109,433
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(b)	197	183,592
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(b)	308	289,803
3.85%, 03/08/37 (Call 03/08/32)(b)	375	316,114
3.88%, 08/01/25	118	116,400
3.95%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.19%)(b)	251	202,602
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(b)	227	210,781
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(b)	218	200,486
4.00%, 01/22/25	74	72,574
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.32%)(b)	205	174,414
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.15%)(b)	980	804,021
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(b)	467	407,453
4.25%, 10/22/26	253	247,917
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(b)	142	133,650
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(b)	448	381,212
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(b)	667	578,362
4.45%, 03/03/26	204	201,042
4.57%, 04/27/33 (Call 04/27/32),
(1 day SOFR + 1.830%)(b)	815	759,613
4.88%, 04/01/44	293	266,651
5.00%, 01/21/44	486	457,904
5.02%, 07/22/33 (Call 07/22/32)(b)	1,200	1,159,392

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.88%, 02/07/42	$546	$569,123
6.11%, 01/29/37	542	563,463
6.20%, 11/10/28 (Call 11/10/27)(b)	180	186,107
6.22%, 09/15/26(a)	155	162,558
7.75%, 05/14/38	217	261,478
Series L, 3.95%, 04/21/25	59	57,692
Series L, 4.18%, 11/25/27 (Call 11/25/26)	259	247,415
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1 day SOFR + 1.220%)(b)	20	16,242
Series N, 3.48%, 03/13/52 (Call 03/11/51),
(1 day SOFR + 1.650%)(b)	335	246,614
Bank of America NA, 6.00%, 10/15/36	254	265,473
Bank of Montreal
1.85%, 05/01/25(a)	373	348,572
2.50%, 06/28/24	437	420,643
2.65%, 03/08/27(a)	50	45,834
3.09%, 01/10/37 (Call 01/10/32)(b)	115	87,507
3.80%, 12/15/32 (Call 12/15/27)(b)	796	703,147
3.89%, 01/10/25, (1 day SOFR + 0.465%)(b)	80	78,377
4.34%, 10/05/28 (Call 10/05/23)(b)	377	368,736
Series E, 3.30%, 02/05/24	648	636,440
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	1,635	1,518,588
2.10%, 10/24/24	281	268,375
2.45%, 08/17/26 (Call 05/17/26)	1,386	1,284,628
2.80%, 05/04/26 (Call 02/04/26)	935	883,033
3.00%, 10/30/28 (Call 07/30/28)(a)	837	759,770
3.25%, 09/11/24 (Call 08/11/24)	276	268,857
3.25%, 05/16/27 (Call 02/16/27)	648	615,457
3.30%, 08/23/29 (Call 05/23/29)	371	334,523
3.40%, 05/15/24 (Call 04/15/24)	269	263,980
3.40%, 01/29/28 (Call 10/29/27)	476	445,998
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(b)	890	837,695
3.85%, 04/28/28	693	667,858
3.85%, 04/26/29 (Call 02/26/29)	5	4,662
3.95%, 11/18/25 (Call 10/18/25)	235	231,311
5.22%, 11/21/25	250	250,088
5.83%, 10/25/33	80	84,243
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	224	221,184
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	337	325,589
Bank of Nova Scotia (The)
0.65%, 07/31/24	233	216,704
0.70%, 04/15/24	255	240,378
1.05%, 03/02/26	3,533	3,131,404
1.30%, 06/11/25(a)	2,463	2,254,310
1.35%, 06/24/26	393	349,526
1.95%, 02/02/27	248	221,404
2.15%, 08/01/31	1,428	1,137,659
2.20%, 02/03/25(a)	2,961	2,792,164
2.45%, 02/02/32	123	99,599
2.70%, 08/03/26	259	241,064
3.40%, 02/11/24	2,955	2,904,085
4.50%, 12/16/25	1,480	1,461,441
5.25%, 12/06/24 (Call 12/27/22)	500	499,540
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	70	64,989
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31)(b)	333	254,981
2.89%, 11/24/32 (Call 11/24/31)(b)	370	283,357
3.56%, 09/23/35 (Call 09/23/30)(b)	248	187,627
Security	Par (000)	Value

Banks (continued)
3.65%, 03/16/25	$200	$190,768
3.93%, 05/07/25 (Call 05/07/24),
(3 mo. LIBOR US + 1.610%)(b)	1,076	1,037,985
4.34%, 01/10/28 (Call 01/10/27)	360	334,332
4.38%, 09/11/24	185	181,576
4.38%, 01/12/26(a)	225	216,619
4.84%, 05/09/28 (Call 05/07/27)	221	204,052
4.95%, 01/10/47	325	278,086
4.97%, 05/16/29 (Call 05/16/28),
(3 mo. LIBOR US + 1.902%)(b)	377	353,679
5.09%, 06/20/30 (Call 06/20/29),
(3 mo. LIBOR US + 3.054%)(b)	243	219,716
5.20%, 05/12/26	220	213,325
5.25%, 08/17/45(a)	350	313,019
7.33%, 11/02/26 (Call 11/02/25)(b)	200	205,440
7.39%, 11/02/28 (Call 11/02/27)(b)	200	206,970
7.44%, 11/02/33	300	317,820
BNP Paribas SA, 4.25%, 10/15/24(a)	440	429,616
BPCE SA
3.38%, 12/02/26	1,565	1,470,521
4.00%, 04/15/24	1,323	1,300,324
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24),
(3 mo. LIBOR US + 2.470%)(a)(b)	7	6,590
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	402	379,580
3.10%, 04/02/24	1,197	1,167,877
3.60%, 04/07/32 (Call 03/07/32)	105	93,595
3.95%, 08/04/25	330	321,255
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31),
(1 day SOFR + 1.167%)(b)	254	203,347
2.57%, 06/03/31 (Call 06/03/30),
(1 day SOFR + 2.107%)(b)	55	45,129
2.67%, 01/29/31 (Call 01/29/30),
(1 day SOFR + 1.146%)(b)	415	345,214
2.98%, 11/05/30 (Call 11/05/29),
(1 day SOFR + 1.422%)(b)	103	87,995
3.06%, 01/25/33 (Call 01/25/32),
(1 day SOFR + 1.351%)(b)	300	246,795
3.11%, 04/08/26 (Call 04/08/25),
(1 day SOFR + 2.842%)(b)	108	102,413
3.20%, 10/21/26 (Call 07/21/26)	136	127,087
3.30%, 04/27/25	183	177,367
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(b)	132	127,661
3.40%, 05/01/26	39	37,175
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(b)	364	334,145
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(b)	446	412,443
3.70%, 01/12/26	82	78,803
3.79%, 03/17/33 (Call 03/17/32),
(1 day SOFR + 1.939%)(b)	653	570,134
3.88%, 03/26/25	123	120,058
3.88%, 01/24/39 (Call 01/24/38),
(3 mo. LIBOR US + 1.168%)(b)	236	198,639
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(b)	326	307,522
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(b)	362	331,545

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(b)	$176	$164,442
4.13%, 07/25/28	172	162,598
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(b)	323	272,702
4.30%, 11/20/26	136	132,986
4.40%, 06/10/25	131	128,854
4.41%, 03/31/31 (Call 03/31/30),
(1 day SOFR + 3.914%)(b)	636	593,369
4.45%, 09/29/27	465	447,897
4.60%, 03/09/26	159	156,744
4.65%, 07/30/45	271	240,992
4.65%, 07/23/48 (Call 06/23/48)(a)	575	518,132
4.75%, 05/18/46	278	239,522
4.91%, 05/24/33 (Call 05/24/32)(b)	125	119,131
5.30%, 05/06/44	213	195,809
5.32%, 03/26/41 (Call 03/26/40),
(1 day SOFR + 4.548%)(b)	300	292,062
5.50%, 09/13/25	97	98,638
5.88%, 02/22/33	47	47,426
5.88%, 01/30/42	190	194,807
6.00%, 10/31/33(a)	89	92,016
6.13%, 08/25/36	255	260,735
6.63%, 01/15/28(a)	254	273,835
6.63%, 06/15/32	124	131,824
6.68%, 09/13/43	174	190,427
8.13%, 07/15/39	358	448,288
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	112	107,288
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	57	46,585
2.85%, 07/27/26 (Call 04/27/26)	11	10,225
3.25%, 04/30/30 (Call 01/30/30)	129	113,443
4.30%, 12/03/25 (Call 11/03/25)	36	35,124
Comerica Bank
2.50%, 07/23/24	41	39,241
4.00%, 07/27/25	375	363,638
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28).	551	519,560
Cooperatieve Rabobank UA
4.38%, 08/04/25	291	283,009
5.25%, 05/24/41	25	25,658
5.75%, 12/01/43	207	198,451
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	178	172,826
Credit Suisse AG/New York NY, 3.70%, 02/21/25	250	228,878
Deutsche Bank AG, 4.10%, 01/13/26	144	138,256
Deutsche Bank AG/London, 3.70%, 05/30/24	226	221,586
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25),
(1 day SOFR + 1.870%)(b)	200	175,052
2.31%, 11/16/27 (Call 11/16/26),
(1 day SOFR + 1.219%)(b)	200	167,256
2.55%, 01/07/28 (Call 01/07/27),
(1 day SOFR + 1.318%)(b)	1,005	842,602
3.04%, 05/28/32 (Call 05/28/31),
(1 day SOFR + 1.718%)(b)	267	201,230
3.55%, 09/18/31 (Call 09/18/30),
(1 day SOFR + 3.043%)(b)	637	506,530
3.70%, 05/30/24	503	489,167
3.96%, 11/26/25 (Call 11/26/24),
(1 day SOFR + 2.581%)(b)	410	387,266
Security	Par (000)	Value

Banks (continued)
4.10%, 01/13/26	$292	$279,164
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	256	205,158
3.45%, 07/27/26 (Call 04/27/26)	200	184,204
4.25%, 03/13/26	49	46,659
4.65%, 09/13/28 (Call 06/13/28)	221	206,301
Fifth Third Bancorp., 8.25%, 03/01/38	254	311,150
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	137	134,556
First Republic Bank/CA, 4.38%, 08/01/46 (Call 02/01/46)	252	195,401
Goldman Sachs Capital I, 6.35%, 02/15/34	256	258,560
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31),
(1 day SOFR + 1.090%)(b)	19	14,684
2.38%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.248%)(b)	339	268,135
2.60%, 02/07/30 (Call 11/07/29)	188	157,661
2.62%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.281%)(b)	849	685,865
2.65%, 10/21/32 (Call 10/21/31),
(1 day SOFR + 1.264%)(b)	289	231,931
2.91%, 07/21/42 (Call 07/21/41),
(1 day SOFR + 1.472%)(b)	200	141,550
3.10%, 02/24/33 (Call 02/24/32),
(1 day SOFR + 1.410%)(b)	544	451,836
3.21%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 1.513%)(b)	25	18,533
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(b)	93	89,561
3.44%, 02/24/43 (Call 02/24/42),
(1 day SOFR + 1.632%)(b)	180	137,146
3.50%, 01/23/25 (Call 10/23/24)	84	81,674
3.50%, 04/01/25 (Call 03/01/25)	170	164,708
3.50%, 11/16/26 (Call 11/16/25)	590	561,326
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(b)	254	237,688
3.75%, 02/25/26 (Call 11/25/25)	134	129,484
3.80%, 03/15/30 (Call 12/15/29)	199	181,086
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(b)	254	233,802
3.85%, 01/26/27 (Call 01/26/26)	142	136,502
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(b)	484	408,622
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(b)	607	569,797
4.25%, 10/21/25	271	265,889
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(b)	270	238,307
4.75%, 10/21/45 (Call 04/21/45)	427	392,537
4.80%, 07/08/44 (Call 01/08/44)	482	444,982
5.15%, 05/22/45	158	149,869
5.70%, 11/01/24	190	192,303
5.95%, 01/15/27	133	138,380
6.13%, 02/15/33	561	590,391
6.25%, 02/01/41	743	799,832
6.45%, 05/01/36	310	329,598
6.75%, 10/01/37	843	913,146
HSBC Bank USA NA, 7.00%, 01/15/39	340	376,366
HSBC Bank USA NA/New York NY, 5.63%, 08/15/35	258	244,411

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26),
(1 day SOFR + 1.290%)(a)(b)	$1,351	$1,158,064
2.21%, 08/17/29 (Call 08/17/28),
(1 day SOFR + 1.285%)(b)	211	170,452
2.25%, 11/22/27 (Call 11/22/26),
(1 day SOFR + 1.100%)(b)	955	823,630
2.36%, 08/18/31 (Call 08/18/30),
(1 day SOFR + 1.947%)(b)	141	107,900
2.63%, 11/07/25 (Call 11/07/24),
(1 day SOFR + 1.401%)(b)	180	167,639
2.80%, 05/24/32 (Call 05/24/31),
(1 day SOFR + 1.187%)(b)	917	710,143
2.85%, 06/04/31 (Call 06/04/30),
(1 day SOFR + 2.387%)(b)	135	107,915
2.87%, 11/22/32 (Call 11/22/31),
(1 day SOFR + 1.410%)(b)	320	244,346
3.00%, 03/10/26 (Call 03/10/25),
(1 day SOFR + 1.430%)(b)	200	186,558
3.80%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.211%)(b)	265	256,626
3.90%, 05/25/26	160	152,576
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(b)	920	804,549
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(b)	336	308,287
4.25%, 03/14/24	312	307,049
4.25%, 08/18/25	95	91,432
4.29%, 09/12/26 (Call 09/12/25),
(3 mo. LIBOR US + 1.348%)(b)	335	319,010
4.30%, 03/08/26	95	92,437
4.38%, 11/23/26	441	423,351
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(b)	836	768,903
4.76%, 06/09/28 (Call 06/09/27)(b)	155	146,632
4.95%, 03/31/30	456	437,122
6.10%, 01/14/42(a)	389	401,269
6.50%, 05/02/36	151	144,652
6.50%, 09/15/37(a)	296	280,004
6.80%, 06/01/38	102	101,026
7.39%, 11/03/28 (Call 11/03/27)(b)	405	424,764
7.63%, 05/17/32	237	233,552
8.11%, 11/03/33 (Call 11/03/32)(b)	380	400,193
Huntington Bancshares Inc., 2.49%, 08/15/36
(Call 08/15/31)(b)	285	209,461
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(b)(c)	30	22,049
2.55%, 02/04/30 (Call 11/04/29)	719	596,022
2.63%, 08/06/24 (Call 07/06/24)	381	365,105
4.00%, 05/15/25 (Call 04/15/25)	253	246,549
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(1 day SOFR + 1.005%)(b)	305	268,739
2.73%, 04/01/32 (Call 04/01/31),
(1 day SOFR + 1.316%)(b)	598	475,918
3.55%, 04/09/24	372	363,909
3.95%, 03/29/27	601	570,018
4.05%, 04/09/29(a)	332	304,311
4.55%, 10/02/28	480	457,315
Intesa Sanpaolo SpA, 5.25%, 01/12/24	7,380	7,275,352
Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
2.01%, 03/13/26 (Call 03/13/25),
(3 mo. SOFR + 1.585%)(b)	$299	$277,744
2.08%, 04/22/26 (Call 04/22/25),
(1 day SOFR + 1.850%)(b)	113	104,950
2.52%, 04/22/31 (Call 04/22/30),
(1 day SOFR + 2.040%)(b)	206	170,863
2.53%, 11/19/41 (Call 11/19/40),
(1 day SOFR + 1.510%)(b)	50	34,089
2.55%, 11/08/32 (Call 11/08/31),
(1 day SOFR + 1.180%)(b)	60	48,083
2.58%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.250%)(b)	924	750,648
2.74%, 10/15/30 (Call 10/15/29),
(1 day SOFR + 1.510%)(b)	591	501,913
2.95%, 10/01/26 (Call 07/01/26)	274	259,494
2.96%, 01/25/33 (Call 01/25/32),
(1 day SOFR + 1.260%)(b)	723	597,278
3.11%, 04/22/41 (Call 04/22/40),
(1 day SOFR + 2.460%)(b)	232	173,582
3.11%, 04/22/51 (Call 04/22/50),
(1 day SOFR + 2.440%)(b)	519	359,340
3.16%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 2.460%)(b)	214	159,030
3.20%, 06/15/26 (Call 03/15/26)	125	119,076
3.30%, 04/01/26 (Call 01/01/26)	128	122,342
3.33%, 04/22/52 (Call 04/22/51),
(1 day SOFR + 1.580%)(b)	864	622,166
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(b)	108	98,702
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(b)	2	1,858
3.63%, 12/01/27 (Call 12/01/26)	233	218,780
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(b)	301	273,666
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(b)	258	243,134
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(b)	447	376,901
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.220%)(b)	409	325,809
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(b)	170	163,409
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(b)	675	546,304
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(b)	344	321,017
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(b)	350	287,284
4.13%, 12/15/26	152	148,711
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(b)	254	239,004
4.25%, 10/01/27	208	202,430
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(b)	481	410,004
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(b)	237	225,240
4.49%, 03/24/31 (Call 03/24/30),
(1 day SOFR + 3.790%)(b)	162	153,673

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.59%, 04/26/33 (Call 04/26/32),
(1 day SOFR + 1.800%)(b)	$195	$183,505
4.85%, 02/01/44	360	338,836
4.91%, 07/25/33 (Call 07/25/32)(b)	1,115	1,075,975
4.95%, 06/01/45	169	156,557
5.40%, 01/06/42	401	405,499
5.50%, 10/15/40	266	272,222
5.60%, 07/15/41	453	465,344
5.72%, 09/14/33 (Call 09/14/32)(b)	200	197,164
6.40%, 05/15/38	538	593,887
7.63%, 10/15/26	109	120,452
7.75%, 07/15/25	63	68,010
8.00%, 04/29/27	466	524,958
8.75%, 09/01/30(a)	14	16,505
KeyBank NA/Cleveland OH
3.40%, 05/20/26	355	333,004
3.90%, 04/13/29	182	164,248
KeyCorp
2.25%, 04/06/27	108	96,165
2.55%, 10/01/29	211	178,510
4.10%, 04/30/28	140	133,718
4.15%, 10/29/25	32	31,336
Lloyds Bank PLC, 3.50%, 05/14/25	200	192,716
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(b)	322	277,686
2.44%, 02/05/26 (Call 02/05/25)(b)	325	300,518
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(b)	290	258,996
3.75%, 01/11/27	275	256,407
3.87%, 07/09/25 (Call 07/09/24)(b)	230	221,824
3.90%, 03/12/24	180	176,614
4.34%, 01/09/48	200	146,596
4.38%, 03/22/28	501	470,955
4.45%, 05/08/25	330	322,611
4.55%, 08/16/28	160	149,669
4.58%, 12/10/25	436	412,848
4.65%, 03/24/26	280	266,608
5.30%, 12/01/45(a)	162	138,024
Mitsubishi UFJ Financial Group Inc.
2.19%, 02/25/25	205	192,528
2.31%, 07/20/32 (Call 07/20/31)(b)	90	70,197
2.56%, 02/25/30	103	85,478
3.20%, 07/18/29	48	42,298
3.29%, 07/25/27	112	103,559
3.68%, 02/22/27	105	99,038
3.74%, 03/07/29	82	75,648
3.75%, 07/18/39	341	279,361
3.78%, 03/02/25	126	122,841
3.85%, 03/01/26	15	14,441
3.96%, 03/02/28	108	101,834
4.05%, 09/11/28	10	9,396
4.15%, 03/07/39(a)	243	209,653
4.29%, 07/26/38(a)	153	134,762
5.13%, 07/20/33 (Call 07/20/32)(b)	200	195,282
5.47%, 09/13/33 (Call 09/13/32)(b)	200	199,562
Mizuho Financial Group Inc.
2.59%, 05/25/31 (Call 05/25/30),
(3 mo. LIBOR US + 1.070%)(b)	10	8,105
2.84%, 09/13/26	200	182,268
Security	Par (000)	Value

Banks (continued)
2.87%, 09/13/30 (Call 09/13/29),
(1 day SOFR + 1.572%)(b)	$292	$245,654
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(b)	61	52,518
3.17%, 09/11/27(a)	15	13,618
3.66%, 02/28/27	15	13,974
4.02%, 03/05/28(a)	50	46,670
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(b)	208	192,797
5.67%, 09/13/33 (Call 09/13/32)(b)	200	200,404
Morgan Stanley
1.59%, 05/04/27 (Call 05/04/26),
(1 day SOFR + 0.879%)(b)	90	79,267
1.79%, 02/13/32 (Call 02/13/31),
(1 day SOFR + 1.034%)(b)	285	217,087
1.93%, 04/28/32 (Call 04/28/31),
(1 day SOFR + 1.020%)(b)	510	390,818
2.19%, 04/28/26 (Call 04/28/25),
(1 day SOFR + 1.990%)(b)	168	156,225
2.24%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.178%)(b)	915	713,618
2.48%, 09/16/36 (Call 09/16/31),
(1 day SOFR + 1.360%)(b)	492	365,025
2.51%, 10/20/32 (Call 10/20/31),
(1 day SOFR + 1.200%)(b)	275	218,724
2.70%, 01/22/31 (Call 01/22/30),
(1 day SOFR + 1.143%)(b)	252	211,667
2.72%, 07/22/25 (Call 07/22/24),
(1 day SOFR + 1.152%)(b)	256	244,122
2.80%, 01/25/52 (Call 01/25/51),
(1 day SOFR + 1.430%)(a)(b)	345	222,501
3.13%, 07/27/26	280	262,760
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(b)	603	556,551
3.62%, 04/01/31 (Call 04/01/30),
(1 day SOFR + 3.120%)(b)	397	354,045
3.63%, 01/20/27	135	128,384
3.70%, 10/23/24	385	376,807
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(b)	296	273,161
3.88%, 01/27/26	558	541,338
3.95%, 04/23/27	305	293,935
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(b)	372	317,294
4.00%, 07/23/25	264	258,593
4.21%, 04/20/28 (Call 04/20/27),
(1 day SOFR + 1.610%)(b)	20	19,057
4.30%, 01/27/45	690	597,436
4.35%, 09/08/26	489	477,685
4.38%, 01/22/47	740	644,525
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(a)(b)	349	330,793
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 0.408%)(b)	231	206,329
5.00%, 11/24/25	317	317,682
5.30%, 04/20/37 (Call 04/20/32)(b)	185	172,198
5.60%, 03/24/51 (Call 03/24/50),
(1 day SOFR + 4.480%)(b)	281	293,429
6.25%, 08/09/26(a)	390	413,540
6.34%, 10/18/33	200	212,608

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.38%, 07/24/42	$654	$721,990
7.25%, 04/01/32	377	432,521
Series F, 3.88%, 04/29/24	150	147,585
National Australia Bank Ltd./New York
2.50%, 07/12/26	811	750,751
3.38%, 01/14/26	475	455,972
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(a)(b)	3,830	3,653,322
3.75%, 06/09/25 (Call 06/09/24)(b)	6,000	5,833,260
NatWest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(a)(b)	245	179,712
3.75%, 11/01/29 (Call 11/01/24)(b)	256	236,221
4.27%, 03/22/25 (Call 03/22/24),
(3 mo. LIBOR US + 1.762%)(b)	500	485,410
4.45%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(b)	299	270,858
4.80%, 04/05/26	536	523,779
4.89%, 05/18/29 (Call 05/18/28),
(3 mo. LIBOR US + 1.754%)(b)	513	482,312
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(b)	635	596,055
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	1,147	1,051,925
3.38%, 05/08/32 (Call 05/08/27),
(3 mo. LIBOR US + 1.131%)(b)	1,253	1,138,401
3.65%, 08/03/28 (Call 05/03/28)(a)	469	451,577
3.95%, 10/30/25(a)	2,366	2,328,925
PNC Bank NA
2.70%, 10/22/29	250	211,788
3.10%, 10/25/27 (Call 09/25/27)	346	325,074
3.25%, 01/22/28 (Call 12/23/27)	1,901	1,774,660
3.30%, 10/30/24 (Call 09/30/24)	20	19,438
3.88%, 04/10/25 (Call 03/10/25)	2,624	2,554,070
4.05%, 07/26/28	392	370,040
2.50%, 08/27/24 (Call 07/27/24)	2,828	2,720,479
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	371	315,343
2.60%, 07/23/26 (Call 05/23/26)	676	627,909
3.15%, 05/19/27 (Call 04/19/27)(a)	207	192,527
3.45%, 04/23/29 (Call 01/23/29)	598	550,860
Regions Bank/Birmingham AL, 6.45%, 06/26/37	160	166,112
Regions Financial Corp., 7.38%, 12/10/37(a)	373	426,731
Royal Bank of Canada
2.25%, 11/01/24	494	470,431
2.55%, 07/16/24	334	321,826
4.65%, 01/27/26	147	145,537
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	488	452,078
3.50%, 06/07/24 (Call 05/07/24)	712	691,089
4.40%, 07/13/27 (Call 04/14/27)(a)	862	827,667
4.50%, 07/17/25 (Call 04/17/25)	851	834,584
Santander UK Group Holdings PLC
1.67%, 06/14/27 (Call 06/14/26),
(1 day SOFR + 0.989%)(b)	200	169,246
2.47%, 01/11/28 (Call 01/11/27),
(1 day SOFR + 1.220%)(b)	105	89,452
2.90%, 03/15/32 (Call 03/15/31),
(1 day SOFR + 1.475%)(b)	82	63,286
3.82%, 11/03/28 (Call 11/03/27),
(3 mo. LIBOR US + 1.400%)(a)(b)	161	142,102
Security	Par (000)	Value

Banks (continued)
4.80%, 11/15/24 (Call 11/15/23),
(3 mo. LIBOR US + 1.570%)(b)	$452	$443,299
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24),
(1 day SOFR + 0.940%)(b)	571	540,686
2.65%, 05/19/26	1,393	1,316,092
3.30%, 12/16/24(a)	981	959,555
3.55%, 08/18/25(a)	1,764	1,718,013
3.78%, 12/03/24 (Call 12/03/23),
(3 mo. LIBOR US + 0.770%)(b)	1,165	1,150,857
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(b)	498	474,415
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25(a)	30	28,914
Sumitomo Mitsui Financial Group Inc.
2.45%, 09/27/24	53	50,415
2.63%, 07/14/26	91	83,762
2.70%, 07/16/24	75	71,885
2.72%, 09/27/29	20	16,960
2.75%, 01/15/30	370	312,798
3.01%, 10/19/26	73	67,632
3.04%, 07/16/29	367	319,855
3.20%, 09/17/29	269	232,010
3.35%, 10/18/27	184	169,784
3.36%, 07/12/27	185	171,393
3.45%, 01/11/27	114	106,673
3.54%, 01/17/28	301	276,989
3.78%, 03/09/26	129	124,366
3.94%, 07/19/28	56	52,009
4.31%, 10/16/28(a)	128	120,673
SVB Financial Group
3.13%, 06/05/30 (Call 03/05/30)(a)	113	92,424
3.50%, 01/29/25(a)	95	91,394
Synchrony Bank, 5.63%, 08/23/27 (Call 07/23/27)	250	242,033
Toronto-Dominion Bank (The)
2.00%, 09/10/31	311	245,018
2.45%, 01/12/32	10	8,139
2.65%, 06/12/24	591	571,201
3.25%, 03/11/24	599	586,738
3.63%, 09/15/31 (Call 09/15/26)(b)	967	892,725
Truist Bank
2.15%, 12/06/24 (Call 11/05/24)	257	244,312
2.64%, 09/17/29 (Call 09/17/24)(b)	43	40,154
3.20%, 04/01/24 (Call 03/01/24)	10	9,783
3.63%, 09/16/25 (Call 08/16/25)	134	128,706
3.80%, 10/30/26 (Call 09/30/26)	65	61,728
4.05%, 11/03/25 (Call 09/03/25)	43	42,311
Truist Financial Corp.
2.85%, 10/26/24 (Call 09/26/24)	87	83,958
3.70%, 06/05/25 (Call 05/05/25)	54	52,570
3.88%, 03/19/29 (Call 02/16/29)	29	26,854
4.00%, 05/01/25 (Call 03/01/25)	110	108,098
U.S. Bancorp.
3.00%, 07/30/29 (Call 04/30/29)	37	32,865
3.90%, 04/26/28 (Call 03/24/28)(a)	76	73,283
5.85%, 10/21/33	50	52,166
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	52	47,305
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40),
(1 day SOFR + 2.530%)(b)	25	18,537

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.35%, 03/02/33 (Call 03/02/32),
(1 day SOFR + 1.500%)(b)	$500	$427,515
3.90%, 05/01/45	30	24,157
4.61%, 04/25/53 (Call 04/25/52)(b)	502	445,846
4.65%, 11/04/44	10	8,705
4.75%, 12/07/46	2	1,717
4.90%, 07/25/33 (Call 07/25/32)(b)	1,410	1,358,620
4.90%, 11/17/45	42	37,062
5.01%, 04/04/51 (Call 04/04/50),
(1 day SOFR + 4.502%)(b)	2,060	1,935,143
5.38%, 11/02/43	2	1,905
5.61%, 01/15/44	730	714,137
Westpac Banking Corp.
2.35%, 02/19/25	115	109,234
2.65%, 01/16/30	176	153,972
2.67%, 11/15/35 (Call 11/15/30)(b)	304	223,209
2.70%, 08/19/26	356	333,565
2.85%, 05/13/26	562	529,910
2.89%, 02/04/30 (Call 02/04/25)(b)	137	124,712
3.02%, 11/18/36 (Call 11/18/31)(b)	220	161,713
3.35%, 03/08/27	503	477,770
3.40%, 01/25/28	340	321,535
4.11%, 07/24/34 (Call 07/24/29)(b)	263	224,037
4.32%, 11/23/31 (Call 11/23/26)(b)	260	237,052
5.46%, 11/18/27	400	411,716
Wintrust Financial Corp., 4.85%, 06/06/29	20	18,290
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	355	295,200
		196,460,427
Beverages — 4.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	331	321,414
4.70%, 02/01/36 (Call 08/01/35)	812	780,600
4.90%, 02/01/46 (Call 08/01/45)	1,208	1,131,775
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	175	150,490
4.63%, 02/01/44	221	201,265
4.70%, 02/01/36 (Call 08/01/35)	465	443,112
4.90%, 02/01/46 (Call 08/01/45)	170	158,588
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	257	237,208
3.75%, 07/15/42	289	239,431
4.00%, 04/13/28 (Call 01/13/28)	431	417,699
4.35%, 06/01/40 (Call 12/01/39)	157	141,925
4.38%, 04/15/38 (Call 10/15/37)	211	194,318
4.44%, 10/06/48 (Call 04/06/48)	268	235,781
4.50%, 06/01/50 (Call 12/01/49)	286	259,196
4.60%, 04/15/48 (Call 10/15/47)	316	287,535
4.60%, 06/01/60 (Call 12/01/59)	156	140,589
4.75%, 01/23/29 (Call 10/23/28)	496	496,064
4.75%, 04/15/58 (Call 10/15/57)	285	260,681
4.90%, 01/23/31 (Call 10/23/30)(a)	409	415,973
4.95%, 01/15/42	239	229,070
5.45%, 01/23/39 (Call 07/23/38)	274	280,039
5.55%, 01/23/49 (Call 07/23/48)	479	490,961
5.80%, 01/23/59 (Call 07/23/58)	364	383,711
5.88%, 06/15/35(a)	65	68,413
8.00%, 11/15/39	109	136,009
8.20%, 01/15/39	219	279,582
Security	Par (000)	Value

Beverages (continued)
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)(a)	$202	$197,548
4.00%, 04/15/38 (Call 10/15/37)	104	92,901
4.50%, 07/15/45 (Call 01/15/45)	119	110,921
Coca-Cola Co. (The)
1.38%, 03/15/31	1,000	791,810
1.65%, 06/01/30	586	485,870
1.75%, 09/06/24	358	343,522
2.13%, 09/06/29	405	352,763
2.25%, 01/05/32	500	421,870
2.50%, 06/01/40	333	246,973
2.50%, 03/15/51	176	118,027
2.60%, 06/01/50	290	200,695
2.75%, 06/01/60	195	133,739
2.90%, 05/25/27	165	156,720
3.00%, 03/05/51	263	197,702
3.38%, 03/25/27	458	444,004
3.45%, 03/25/30	226	211,272
4.20%, 03/25/50	180	168,768
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	123	108,554
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	50	43,129
3.15%, 08/01/29 (Call 05/01/29)	30	26,648
3.50%, 05/09/27 (Call 02/09/27)	63	59,433
3.60%, 02/15/28 (Call 11/15/27)	50	46,735
3.70%, 12/06/26 (Call 09/06/26)	110	105,501
3.75%, 05/01/50 (Call 11/01/49)(a)	92	70,694
4.10%, 02/15/48 (Call 08/15/47)	30	24,483
4.50%, 05/09/47 (Call 11/09/46)	117	100,301
4.65%, 11/15/28 (Call 08/15/28)	55	53,820
5.25%, 11/15/48 (Call 05/15/48)	145	138,123
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)(a)	1,626	1,490,083
2.00%, 04/29/30 (Call 01/29/30)	1,142	949,367
2.13%, 10/24/24 (Call 09/24/24)	3,731	3,549,935
2.13%, 04/29/32 (Call 01/29/32)	745	601,118
2.38%, 10/24/29 (Call 07/24/29)	1,660	1,426,040
3.50%, 09/18/23 (Call 08/18/23)(a)	388	383,732
3.88%, 05/18/28 (Call 02/18/28)	1,830	1,756,782
5.20%, 10/24/25	1,000	1,014,070
5.30%, 10/24/27	500	515,285
5.88%, 09/30/36	219	235,234
Diageo Investment Corp.
4.25%, 05/11/42	250	222,485
7.45%, 04/15/35	460	552,354
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	454	321,237
4.38%, 05/10/43	120	99,828
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	140	128,591
3.13%, 12/15/23 (Call 10/15/23)	69	67,666
3.20%, 05/01/30 (Call 02/01/30)	255	224,688
3.35%, 03/15/51 (Call 09/15/50)	55	38,631
3.40%, 11/15/25 (Call 08/15/25)	303	292,795
3.43%, 06/15/27 (Call 03/15/27)	142	133,385
3.80%, 05/01/50 (Call 11/01/49)	129	98,796
4.05%, 04/15/32 (Call 01/15/32)	318	292,830
4.42%, 05/25/25 (Call 03/25/25)(a)	122	121,752
4.42%, 12/15/46 (Call 06/15/46)	223	187,425

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.50%, 11/15/45 (Call 05/15/45)	$111	$95,933
4.50%, 04/15/52 (Call 10/15/51)	150	127,532
4.60%, 05/25/28 (Call 02/25/28)	5	4,976
5.09%, 05/25/48 (Call 11/25/47)	75	69,812
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	964	905,032
4.20%, 07/15/46 (Call 01/15/46)	537	431,667
5.00%, 05/01/42	332	299,222
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	369	306,207
2.25%, 03/19/25 (Call 02/19/25)	624	596,244
2.38%, 10/06/26 (Call 07/06/26)	690	647,027
2.63%, 03/19/27 (Call 01/19/27)	364	339,623
2.63%, 07/29/29 (Call 04/29/29)	683	610,636
2.63%, 10/21/41 (Call 04/21/41)	20	15,158
2.75%, 04/30/25 (Call 01/30/25)	840	807,089
2.75%, 03/19/30 (Call 12/19/29)	178	158,618
2.75%, 10/21/51 (Call 04/21/51)	100	72,306
2.85%, 02/24/26 (Call 11/24/25)(a)	369	354,343
2.88%, 10/15/49 (Call 04/15/49)	224	166,392
3.00%, 10/15/27 (Call 07/15/27)	1,176	1,115,060
3.38%, 07/29/49 (Call 01/29/49)	208	169,243
3.45%, 10/06/46 (Call 04/06/46)	296	244,321
3.50%, 07/17/25 (Call 04/17/25)	386	378,265
3.50%, 03/19/40 (Call 09/19/39)	15	12,727
3.60%, 03/01/24 (Call 12/01/23)	1,005	992,377
3.63%, 03/19/50 (Call 09/19/49)	329	280,492
3.88%, 03/19/60 (Call 09/19/59)	60	53,809
3.90%, 07/18/32 (Call 04/18/32)	5	4,801
4.00%, 03/05/42	65	58,992
4.00%, 05/02/47 (Call 11/02/46)	15	13,317
4.25%, 10/22/44 (Call 04/22/44)	95	86,530
4.45%, 04/14/46 (Call 10/14/45)	645	625,598
4.88%, 11/01/40(a)	25	25,624
5.50%, 01/15/40	55	59,109
7.00%, 03/01/29	35	39,842
		38,705,988
Biotechnology — 1.6%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	345	325,501
2.20%, 02/21/27 (Call 12/21/26)	777	707,093
2.30%, 02/25/31 (Call 11/25/30)	274	228,609
2.45%, 02/21/30 (Call 11/21/29)	320	274,566
2.60%, 08/19/26 (Call 05/19/26)	404	376,302
2.77%, 09/01/53 (Call 03/01/53)(a)	140	86,790
3.00%, 01/15/52 (Call 07/15/51)	335	222,859
3.13%, 05/01/25 (Call 02/01/25)(a)	592	572,867
3.15%, 02/21/40 (Call 08/21/39)	195	149,255
3.20%, 11/02/27 (Call 08/02/27)	453	426,993
3.38%, 02/21/50 (Call 08/21/49)	255	185,719
3.63%, 05/22/24 (Call 02/22/24)	19	18,704
4.40%, 05/01/45 (Call 11/01/44)	371	320,284
4.40%, 02/22/62 (Call 08/22/61)	120	98,558
4.56%, 06/15/48 (Call 12/15/47)	332	294,404
4.66%, 06/15/51 (Call 12/15/50)	593	533,083
4.95%, 10/01/41	277	262,674
5.15%, 11/15/41 (Call 05/15/41)	305	292,257
5.65%, 06/15/42 (Call 12/15/41)	88	87,874
5.75%, 03/15/40	55	55,389
6.38%, 06/01/37	25	27,414
Security	Par (000)	Value

Biotechnology (continued)
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	$374	$367,713
5.25%, 06/23/45 (Call 12/23/44)	170	162,755
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	245	202,272
3.15%, 05/01/50 (Call 11/01/49)	338	232,061
3.25%, 02/15/51 (Call 08/15/50)	85	59,073
4.05%, 09/15/25 (Call 06/15/25)	295	287,584
5.20%, 09/15/45 (Call 03/15/45)	450	429,053
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	50	40,295
2.80%, 10/01/50 (Call 04/01/50)	160	105,794
2.95%, 03/01/27 (Call 12/01/26)	912	853,459
3.50%, 02/01/25 (Call 11/01/24)	803	784,210
3.65%, 03/01/26 (Call 12/01/25)	522	506,486
3.70%, 04/01/24 (Call 01/01/24)	618	608,334
4.00%, 09/01/36 (Call 03/01/36)(a)	170	152,476
4.15%, 03/01/47 (Call 09/01/46)	385	325,568
4.50%, 02/01/45 (Call 08/01/44)	416	376,455
4.60%, 09/01/35 (Call 03/01/35)	365	354,696
4.75%, 03/01/46 (Call 09/01/45)	459	422,555
4.80%, 04/01/44 (Call 10/01/43)	326	307,235
5.65%, 12/01/41 (Call 06/01/41)	317	328,716
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	70	55,351
5.75%, 12/13/27	100	100,692
5.80%, 12/12/25	100	100,509
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	165	105,669
Royalty Pharma PLC
3.35%, 09/02/51 (Call 03/02/51)	77	49,781
3.55%, 09/02/50 (Call 03/02/50)	34	22,751
		12,888,738
Building Materials — 0.9%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	525	439,709
2.72%, 02/15/30 (Call 11/15/29)	125	106,696
3.38%, 04/05/40 (Call 10/05/39)	208	162,026
3.58%, 04/05/50 (Call 10/05/49)	241	176,670
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	223	192,433
4.00%, 06/15/25 (Call 03/15/25)	311	301,502
4.00%, 03/25/32 (Call 12/25/31)(a)	40	34,844
4.50%, 03/25/52 (Call 09/25/51)	75	55,718
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	918	900,365
3.90%, 02/14/26 (Call 11/14/25)	506	494,291
4.50%, 02/15/47 (Call 08/15/46)	143	120,151
4.63%, 07/02/44 (Call 01/02/44)	189	164,997
4.95%, 07/02/64 (Call 01/02/64)(d)	166	139,961
5.13%, 09/14/45 (Call 03/14/45)	118	106,613
6.00%, 01/15/36	165	172,222
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)(a)	2,228	1,792,047
2.00%, 09/16/31 (Call 06/16/31)(a)	549	435,291
Lafarge SA, 7.13%, 07/15/36	55	59,723
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	72	49,793
3.45%, 06/01/27 (Call 03/01/27)(a)	81	75,920

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
3.50%, 12/15/27 (Call 09/15/27)	$110	$102,790
4.25%, 12/15/47 (Call 06/15/47)	71	58,280
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	86	71,837
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	15	9,515
3.50%, 11/15/27 (Call 08/15/27)	178	163,769
4.50%, 05/15/47 (Call 11/15/46)(a)	85	68,394
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(a)	5	4,297
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	253	237,987
3.95%, 08/15/29 (Call 05/15/29)(a)	139	126,555
4.20%, 12/01/24 (Call 09/01/24)	225	221,497
4.30%, 07/15/47 (Call 01/15/47)	217	172,394
4.40%, 01/30/48 (Call 07/30/47)	42	33,196
7.00%, 12/01/36	117	126,720
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	137	130,925
4.50%, 06/15/47 (Call 12/15/46)	67	57,246
4.70%, 03/01/48 (Call 09/01/47)	9	7,846
		7,574,220
Chemicals — 1.7%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)(a)	128	119,279
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	95	85,380
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	175	171,397
6.33%, 07/15/29 (Call 05/15/29)	10	9,620
6.38%, 07/15/32 (Call 04/15/32)(a)	210	200,506
CF Industries Inc.
4.95%, 06/01/43	32	27,889
5.38%, 03/15/44	96	87,822
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	117	83,997
4.25%, 10/01/34 (Call 04/01/34)	96	84,781
4.38%, 11/15/42 (Call 05/15/42)	178	148,972
4.63%, 10/01/44 (Call 04/01/44)(a)	63	52,697
4.80%, 11/30/28 (Call 08/30/28)	20	19,770
4.80%, 05/15/49 (Call 11/15/48)	192	162,708
5.25%, 11/15/41 (Call 05/15/41)	193	179,706
5.55%, 11/30/48 (Call 05/30/48)	118	111,719
6.30%, 03/15/33(a)	25	26,068
6.90%, 05/15/53 (Call 11/15/52)	25	27,189
7.38%, 11/01/29	33	36,487
9.40%, 05/15/39(a)	174	229,779
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	178	176,889
4.73%, 11/15/28 (Call 08/15/28)	202	201,172
5.32%, 11/15/38 (Call 05/15/38)	370	361,571
5.42%, 11/15/48 (Call 05/15/48)	369	357,447
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	85	81,022
4.65%, 10/15/44 (Call 04/15/44)	180	148,388
4.80%, 09/01/42 (Call 03/01/42)(a)	134	114,105
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	627	484,564
2.13%, 02/01/32 (Call 11/01/31)	160	129,366
2.13%, 08/15/50 (Call 02/15/50)(a)	70	40,645
2.70%, 11/01/26 (Call 08/01/26)	3,239	3,027,105
2.70%, 12/15/51 (Call 06/15/51)	188	121,393
2.75%, 08/18/55 (Call 02/18/55)	248	156,056
3.25%, 12/01/27 (Call 09/01/27)	1,167	1,096,805
Security	Par (000)	Value

Chemicals (continued)
3.95%, 12/01/47 (Call 06/01/47)	$100	$83,354
4.80%, 03/24/30 (Call 12/24/29)	595	594,322
5.25%, 01/15/28	220	224,820
5.50%, 12/08/41(a)	130	133,923
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	67	62,719
3.45%, 10/01/29 (Call 07/01/29)	68	60,566
4.50%, 10/01/49 (Call 04/01/49)	71	57,393
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	266	209,563
4.45%, 09/26/28 (Call 06/26/28)(a)	206	194,324
5.00%, 09/26/48 (Call 03/26/48)(a)	43	37,059
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	23	22,111
3.20%, 01/30/26 (Call 10/30/25)	7	6,777
4.70%, 12/05/25 (Call 12/27/22)	100	99,892
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	165	139,692
5.25%, 07/15/43	176	156,369
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	57	52,783
LYB International Finance III LLC
3.63%, 04/01/51 (Call 10/01/50)	179	122,432
3.80%, 10/01/60 (Call 04/01/60)	86	56,627
4.20%, 10/15/49 (Call 04/15/49)	142	106,595
4.20%, 05/01/50 (Call 11/01/49)	155	116,602
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	166	131,512
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(a)	60	56,756
4.88%, 11/15/41 (Call 05/15/41)	15	12,743
5.45%, 11/15/33 (Call 05/15/33)	492	478,352
5.63%, 11/15/43 (Call 05/15/43)	30	28,296
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	416	397,484
3.95%, 05/13/50 (Call 11/13/49)	10	7,861
4.00%, 12/15/26 (Call 09/15/26)	90	86,538
4.13%, 03/15/35 (Call 09/15/34)	72	63,122
4.20%, 04/01/29 (Call 01/01/29)	46	43,541
4.90%, 06/01/43 (Call 12/01/42)	72	64,575
5.00%, 04/01/49 (Call 10/01/48)(a)	131	120,492
5.25%, 01/15/45 (Call 07/15/44)	97	90,225
5.63%, 12/01/40	87	84,914
5.88%, 12/01/36	68	69,647
6.13%, 01/15/41 (Call 07/15/40)	20	20,669
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	20	19,140
2.80%, 08/15/29 (Call 05/15/29)	92	80,183
3.75%, 03/15/28 (Call 12/15/27)	196	186,165
Rohm & Haas Co., 7.85%, 07/15/29	42	47,139
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	19	14,512
4.55%, 03/01/29 (Call 12/01/28)	56	52,186
5.25%, 06/01/45 (Call 12/01/44)(a)	82	71,640
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	25	20,738
2.95%, 08/15/29 (Call 05/15/29)	82	72,241
3.30%, 05/15/50 (Call 11/15/49)	91	64,346
3.45%, 08/01/25 (Call 05/01/25)	83	79,960
3.45%, 06/01/27 (Call 03/01/27)	53	49,809

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.80%, 08/15/49 (Call 02/15/49)	$26	$19,876
3.95%, 01/15/26 (Call 10/15/25)	49	47,849
4.00%, 12/15/42 (Call 06/15/42)	65	51,807
4.50%, 06/01/47 (Call 12/01/46)	248	215,294
4.55%, 08/01/45 (Call 02/01/45)	112	95,451
Westlake Corp., 4.38%, 11/15/47 (Call 05/15/47)	15	11,492
		13,856,772
Commercial Services — 1.9%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	4,746	3,785,932
1.70%, 05/15/28 (Call 03/15/28)	3,018	2,658,345
3.38%, 09/15/25 (Call 06/15/25)	1,551	1,513,791
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	79	69,923
5.25%, 10/01/25 (Call 07/01/25)	80	79,725
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	59	57,145
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)(a)	11	7,907
5.95%, 08/15/52 (Call 02/15/52)	198	181,231
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	905	777,359
2.65%, 07/15/31 (Call 04/15/31)	365	270,826
Moody's Corp.
2.55%, 08/18/60 (Call 02/18/60)	125	71,864
3.10%, 11/29/61 (Call 05/29/61)	75	48,841
3.25%, 01/15/28 (Call 10/15/27)	177	163,682
3.25%, 05/20/50 (Call 11/20/49)	89	62,811
4.25%, 02/01/29 (Call 11/01/28)	318	305,763
4.88%, 12/17/48 (Call 06/17/48)	203	186,827
5.25%, 07/15/44	100	97,364
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	245	203,377
2.85%, 10/01/29 (Call 07/01/29)	33	28,895
3.25%, 06/01/50 (Call 12/01/49)	225	159,435
5.05%, 06/01/52 (Call 12/01/51)	85	79,412
5.25%, 06/01/62 (Call 12/01/61)	80	74,442
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	340	263,259
2.90%, 10/01/30 (Call 07/01/30)	454	377,946
3.05%, 10/01/41 (Call 04/01/41)	127	85,970
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,861	1,616,465
4.00%, 03/18/29 (Call 12/18/28)	1,802	1,697,916
4.75%, 05/20/32 (Call 02/20/32)(a)	5	4,894
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	200	115,218
2.50%, 12/01/29 (Call 09/01/29)	171	148,226
3.25%, 12/01/49 (Call 06/01/49)	215	158,992
3.90%, 03/01/62 (Call 09/01/61)(c)	30	24,185
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	10	7,791
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	97	68,852
5.50%, 06/15/45 (Call 12/15/44)	7	6,603
		15,461,214
Computers — 1.8%
Apple Inc.
2.65%, 05/11/50 (Call 11/11/49)	281	194,137
2.65%, 02/08/51 (Call 08/08/50)	80	54,904
2.70%, 08/05/51 (Call 02/05/51)	267	185,199
Security	Par (000)	Value

Computers (continued)
2.80%, 02/08/61 (Call 02/08/60)	$214	$143,780
2.85%, 08/05/61 (Call 02/05/61)	167	113,847
2.95%, 09/11/49 (Call 03/11/49)	176	129,362
3.45%, 02/09/45	288	239,115
3.75%, 09/12/47 (Call 03/12/47)	114	97,101
3.75%, 11/13/47 (Call 05/13/47)	272	233,743
3.85%, 05/04/43	336	300,105
3.85%, 08/04/46 (Call 02/04/46)	548	477,911
3.95%, 08/08/52 (Call 02/08/52)	100	87,107
4.10%, 08/08/62 (Call 02/08/62)	390	337,842
4.25%, 02/09/47 (Call 08/09/46)	117	110,036
4.38%, 05/13/45	423	402,193
4.45%, 05/06/44	178	174,235
4.65%, 02/23/46 (Call 08/23/45)	740	724,201
Dell Inc., 6.50%, 04/15/38	80	80,086
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(c)	325	210,009
8.10%, 07/15/36 (Call 01/15/36)	147	169,744
8.35%, 07/15/46 (Call 01/15/46)	400	467,072
Hewlett Packard Enterprise Co.
4.45%, 10/02/23 (Call 09/02/23)	140	139,338
4.90%, 10/15/25 (Call 07/15/25)	1,598	1,596,226
6.20%, 10/15/35 (Call 04/15/35)(a)	461	483,649
6.35%, 10/15/45 (Call 04/15/45)	384	394,299
HP Inc.
4.20%, 04/15/32 (Call 01/15/32)	300	262,890
5.50%, 01/15/33 (Call 10/15/32)	95	90,736
6.00%, 09/15/41(a)	420	410,000
International Business Machines Corp.
2.95%, 05/15/50 (Call 11/15/49)	160	107,006
3.00%, 05/15/24	269	262,326
3.30%, 05/15/26	451	430,655
3.30%, 01/27/27	640	607,475
3.45%, 02/19/26	410	394,740
3.50%, 05/15/29	1,147	1,068,178
3.63%, 02/12/24	187	184,408
4.00%, 06/20/42	205	173,207
4.15%, 05/15/39	225	198,392
4.25%, 05/15/49	525	447,794
4.70%, 02/19/46	110	99,025
5.60%, 11/30/39	156	160,101
5.88%, 11/29/32	127	137,185
6.22%, 08/01/27(a)	300	319,539
6.50%, 01/15/28(a)	67	72,672
7.00%, 10/30/25	233	247,758
7.13%, 12/01/96(a)	20	24,449
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)	142	84,659
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	180	139,279
4.38%, 05/15/30 (Call 02/15/30)	816	742,609
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	30	24,517
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	12	9,547
3.10%, 02/01/32 (Call 11/01/31)	202	150,126
4.75%, 02/15/26 (Call 11/15/25)	172	161,964
		14,556,478
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
3.25%, 03/15/24	307	302,235
3.25%, 08/15/32 (Call 05/15/32)	5	4,581

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.70%, 08/01/47 (Call 02/01/47)(a)	$452	$395,464
4.00%, 08/15/45(a)	237	215,635
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29 (Call 09/01/29)	18	15,522
2.60%, 04/15/30 (Call 01/15/30)	51	44,338
3.13%, 12/01/49 (Call 06/01/49)(a)	138	100,700
4.15%, 03/15/47 (Call 09/15/46)	148	130,166
4.38%, 06/15/45 (Call 12/15/44)	114	101,362
6.00%, 05/15/37	74	80,442
Procter & Gamble Co. (The)
2.45%, 11/03/26	64	60,219
2.70%, 02/02/26	51	48,826
2.80%, 03/25/27	359	338,411
2.85%, 08/11/27	69	65,164
3.00%, 03/25/30	126	115,965
3.60%, 03/25/50	160	137,325
5.55%, 03/05/37	140	154,071
5.80%, 08/15/34	35	38,698
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	500	399,775
2.00%, 07/28/26	132	121,098
2.13%, 09/06/29 (Call 06/06/29)	102	87,249
2.60%, 05/05/24 (Call 03/05/24)	116	112,647
2.90%, 05/05/27 (Call 02/05/27)	117	109,834
3.10%, 07/30/25	295	284,557
3.25%, 03/07/24 (Call 02/07/24)	119	117,018
3.38%, 03/22/25 (Call 01/22/25)	115	112,256
3.50%, 03/22/28 (Call 12/22/27)	51	48,496
5.90%, 11/15/32	42	45,948
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(a)	100	66,989
		3,854,991
Distribution & Wholesale — 0.1%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	442	415,984
3.75%, 05/15/46 (Call 11/15/45)	178	142,920
4.20%, 05/15/47 (Call 11/15/46)	83	71,248
4.60%, 06/15/45 (Call 12/15/44)(a)	294	275,037
		905,189
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)	75	65,524
2.88%, 08/14/24 (Call 07/14/24)(a)	290	274,352
3.00%, 10/29/28 (Call 08/29/28)	45	37,781
3.30%, 01/30/32 (Call 10/30/31)	650	513,513
3.40%, 10/29/33 (Call 07/29/33)	382	293,705
3.50%, 01/15/25 (Call 11/15/24)	184	175,516
3.65%, 07/21/27 (Call 04/21/27)	340	306,724
3.85%, 10/29/41 (Call 04/29/41)	152	110,493
3.88%, 01/23/28 (Call 10/23/27)	82	73,329
4.45%, 10/01/25 (Call 08/01/25)	175	168,119
4.45%, 04/03/26 (Call 02/03/26)	222	212,461
4.63%, 10/15/27 (Call 08/15/27)	571	531,984
4.88%, 01/16/24 (Call 12/16/23)	102	100,338
6.50%, 07/15/25 (Call 06/15/25)	1,522	1,531,299
Affiliated Managers Group Inc.
3.50%, 08/01/25	116	111,686
4.25%, 02/15/24	9	8,913
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)	179	149,857
3.25%, 03/01/25 (Call 01/01/25)	109	103,367
Security	Par (000)	Value

Diversified Financial Services (continued)
3.25%, 10/01/29 (Call 07/01/29)(a)	$182	$154,547
3.63%, 04/01/27 (Call 01/01/27)	239	219,452
3.63%, 12/01/27 (Call 09/01/27)	6	5,389
3.75%, 06/01/26 (Call 04/01/26)	374	352,057
4.63%, 10/01/28 (Call 07/01/28)	36	33,638
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	507	472,656
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	20	19,471
4.63%, 03/30/25	74	72,940
5.13%, 09/30/24	134	132,971
5.80%, 05/01/25 (Call 04/01/25)(a)	72	72,370
7.10%, 11/15/27	180	184,822
8.00%, 11/01/31	217	232,136
8.00%, 11/01/31(a)	328	351,137
American Express Co.
2.50%, 07/30/24 (Call 06/30/24)	835	805,374
3.00%, 10/30/24 (Call 09/29/24)	961	932,016
3.13%, 05/20/26 (Call 04/20/26)	597	565,562
3.40%, 02/22/24 (Call 01/22/24)	420	413,049
3.63%, 12/05/24 (Call 11/04/24)	291	284,598
4.05%, 12/03/42	350	305,210
4.20%, 11/06/25 (Call 10/06/25)(a)	917	907,051
4.42%, 08/03/33 (Call 08/03/32)(b)	445	422,323
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	345	325,042
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	23	21,511
3.00%, 04/02/25 (Call 03/02/25)	15	14,421
3.70%, 10/15/24	30	29,340
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	10	7,743
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	98	64,725
3.63%, 02/15/52 (Call 08/15/51)	80	53,643
3.90%, 01/25/28 (Call 10/25/27)	211	196,739
4.00%, 04/01/24 (Call 02/01/24)	354	348,378
4.25%, 06/02/26 (Call 03/02/26)	287	279,328
4.35%, 04/15/30 (Call 01/15/30)	149	137,001
4.70%, 09/20/47 (Call 03/20/47)	273	222,686
4.85%, 03/29/29 (Call 12/29/28)	247	238,182
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	176	114,958
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31),
(1 day SOFR + 1.337%)(b)	100	72,991
5.25%, 07/26/30 (Call 07/26/29)(b)	100	95,824
5.27%, 05/10/33 (Call 05/10/32)(b)	220	208,131
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	107	102,191
Charles Schwab Corp. (The)
3.20%, 01/25/28 (Call 10/25/27)(a)	54	50,593
3.25%, 05/22/29 (Call 02/22/29)	7	6,404
4.00%, 02/01/29 (Call 11/01/28)	55	52,786
4.63%, 03/22/30 (Call 12/22/29)(a)	50	49,543
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	200	153,982
4.10%, 06/15/51 (Call 12/15/50)(a)	189	115,154
CME Group Inc.
3.75%, 06/15/28 (Call 03/15/28)	39	37,744
4.15%, 06/15/48 (Call 12/15/47)(a)	78	70,413
5.30%, 09/15/43 (Call 03/15/43)	175	182,058
Credit Suisse USA Inc., 7.13%, 07/15/32	218	217,026

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	$224	$210,719
4.50%, 01/30/26 (Call 11/30/25)(a)	120	116,162
Franklin Resources Inc.
2.85%, 03/30/25	46	44,027
2.95%, 08/12/51 (Call 02/12/51)	5	3,182
Intercontinental Exchange Inc.
2.65%, 09/15/40 (Call 03/15/40)	137	97,902
3.00%, 06/15/50 (Call 12/15/49)	312	218,047
3.00%, 09/15/60 (Call 03/15/60)(a)	355	234,080
3.10%, 09/15/27 (Call 06/15/27)(a)	197	184,697
3.75%, 12/01/25 (Call 09/01/25)	122	119,432
3.75%, 09/21/28 (Call 06/21/28)(a)	85	81,043
4.25%, 09/21/48 (Call 03/21/48)	215	185,156
4.95%, 06/15/52 (Call 12/15/51)	65	62,692
5.20%, 06/15/62 (Call 12/15/61)	275	267,965
Invesco Finance PLC
3.75%, 01/15/26	110	106,163
4.00%, 01/30/24	95	93,922
5.38%, 11/30/43	161	153,335
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	757	747,227
Jefferies Financial Group Inc.
4.15%, 01/23/30	70	62,373
6.25%, 01/15/36(a)	53	53,524
6.50%, 01/20/43(a)	65	64,405
Legg Mason Inc.
4.75%, 03/15/26(a)	438	443,747
5.63%, 01/15/44	236	235,351
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	89	81,552
2.95%, 03/15/51 (Call 09/15/50)	45	33,479
3.35%, 03/26/30 (Call 12/26/29)(a)	60	55,934
3.65%, 06/01/49 (Call 12/01/48)	170	143,262
3.80%, 11/21/46 (Call 05/21/46)	131	113,164
3.85%, 03/26/50 (Call 09/26/49)	211	183,979
3.95%, 02/26/48 (Call 08/26/47)	198	174,674
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	236	223,100
4.50%, 06/20/28 (Call 03/20/28)	286	275,604
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	100	77,315
3.25%, 04/28/50 (Call 10/28/49)	188	129,897
3.85%, 06/30/26 (Call 03/30/26)	365	353,634
3.95%, 03/07/52 (Call 09/07/51)	79	62,228
Nomura Holdings Inc.
2.17%, 07/14/28(a)	195	160,670
2.33%, 01/22/27	200	176,092
2.61%, 07/14/31	132	102,569
2.65%, 01/16/25	187	176,928
2.68%, 07/16/30	278	222,272
2.71%, 01/22/29	206	172,824
3.00%, 01/22/32	206	163,819
3.10%, 01/16/30	436	364,165
5.39%, 07/06/27	200	198,384
ORIX Corp.
3.25%, 12/04/24	2	1,929
3.70%, 07/18/27	106	99,634
4.05%, 01/16/24(a)	87	85,925
Radian Group Inc., 6.63%, 03/15/25 (Call 09/15/24)	450	446,094
Security	Par (000)	Value

Diversified Financial Services (continued)
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	$112	$83,195
4.65%, 04/01/30 (Call 01/01/30)	9	8,793
4.95%, 07/15/46	160	145,562
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	264	199,969
3.70%, 08/04/26 (Call 05/04/26)(a)	135	123,196
3.95%, 12/01/27 (Call 09/01/27)	322	288,940
4.50%, 07/23/25 (Call 04/23/25)	255	244,150
5.15%, 03/19/29 (Call 12/19/28)	411	392,468
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)	286	178,919
2.05%, 04/15/30 (Call 01/15/30)	156	134,779
3.65%, 09/15/47 (Call 03/15/47)	203	172,560
4.15%, 12/14/35 (Call 06/14/35)	478	460,558
4.30%, 12/14/45 (Call 06/14/45)	313	293,006
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	561	534,381
6.20%, 11/17/36	228	228,855
		26,729,876
Electric — 7.7%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	15	10,661
5.25%, 05/15/52 (Call 11/15/51)	375	361,793
Series G, 4.15%, 05/01/49 (Call 11/01/48)	45	35,250
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	2,566	2,461,538
3.20%, 04/15/25 (Call 03/15/25)	2,151	2,059,669
3.80%, 06/01/29 (Call 03/01/29)	4,297	3,942,626
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	223	176,215
4.35%, 06/01/48 (Call 12/01/47)	327	275,445
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)(a)	514	475,928
3.20%, 09/15/49 (Call 03/15/49)	339	244,083
3.50%, 08/15/46 (Call 02/15/46)	234	178,001
3.75%, 08/15/47 (Call 02/15/47)	189	149,028
4.25%, 09/15/48 (Call 03/15/48)	30	25,661
6.35%, 10/01/36	170	183,824
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	267	214,508
3.95%, 03/01/48 (Call 09/01/47)	234	194,038
4.50%, 04/01/44 (Call 10/01/43)	162	147,563
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	49	46,577
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	177	155,679
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	73	49,858
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	142	107,006
Series K2, 6.95%, 03/15/33	25	28,428
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	52	47,889
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	35	35,362
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	587	496,555
2.55%, 06/15/26 (Call 03/15/26)	434	406,246
3.00%, 03/01/50 (Call 09/01/49)	110	77,248
3.65%, 06/15/46 (Call 12/15/45)	224	173,714
3.70%, 08/15/28 (Call 05/15/28)	361	342,697
3.70%, 03/01/45 (Call 09/01/44)	169	133,172
3.80%, 10/01/42 (Call 04/01/42)	90	73,952
4.00%, 03/01/48 (Call 09/01/47)	107	89,576
4.00%, 03/01/49 (Call 09/01/48)	215	176,863

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.35%, 11/15/45 (Call 05/15/45)	$84	$72,757
4.60%, 08/15/43 (Call 02/15/43)	15	13,677
4.70%, 01/15/44 (Call 07/15/43)	108	98,758
5.90%, 03/15/36	318	339,083
6.45%, 01/15/38	159	177,008
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	31	28,723
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	304	241,121
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	282	202,580
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	273	230,939
4.30%, 04/15/44 (Call 10/15/43)	210	182,335
Series A, 2.05%, 07/01/31 (Call 04/01/31)	285	231,936
Series A, 3.20%, 03/15/27 (Call 12/15/26)	208	196,531
Series A, 4.15%, 06/01/45 (Call 12/01/44)	279	236,556
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59).	64	48,711
3.80%, 05/15/28 (Call 02/15/28)	4	3,809
3.85%, 06/15/46 (Call 12/15/45)	190	151,823
3.95%, 03/01/43 (Call 09/01/42)	135	109,763
4.45%, 03/15/44 (Call 09/15/43)	191	167,280
4.50%, 12/01/45 (Call 06/01/45)	183	159,499
4.50%, 05/15/58 (Call 11/15/57)	84	71,052
4.63%, 12/01/54 (Call 06/01/54)	116	100,447
5.70%, 06/15/40	100	100,199
Series 05-A, 5.30%, 03/01/35	80	79,402
Series 06-A, 5.85%, 03/15/36	64	65,045
Series 06-B, 6.20%, 06/15/36	35	37,073
Series 07-A, 6.30%, 08/15/37	93	98,965
Series 08-B, 6.75%, 04/01/38	98	108,137
Series 09-C, 5.50%, 12/01/39	187	184,545
Series 12-A, 4.20%, 03/15/42	94	79,280
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	143	112,338
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	413	373,922
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	266	217,205
Series A, 4.13%, 05/15/49 (Call 11/15/48)	143	116,855
Series B, 3.13%, 11/15/27 (Call 08/15/27)	61	56,460
Series C, 4.00%, 11/15/57 (Call 05/15/57)	105	81,416
Series C, 4.30%, 12/01/56 (Call 06/01/56)	115	93,226
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	129	124,493
Series E, 4.65%, 12/01/48 (Call 06/01/48)	113	99,353
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	17	16,615
6.25%, 10/01/39	100	104,160
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	134	111,312
Edison International
3.55%, 11/15/24 (Call 10/15/24)	106	101,999
4.13%, 03/15/28 (Call 12/15/27)	248	229,789
4.95%, 04/15/25 (Call 03/15/25)(a)	77	76,163
5.75%, 06/15/27 (Call 04/15/27)(a)	147	148,752
6.95%, 11/15/29	45	47,166
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	20	17,567
6.00%, 05/15/35	130	129,295
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	690	655,169
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	465	307,384
4.20%, 09/01/48 (Call 03/01/48)	145	121,410
4.20%, 04/01/50 (Call 10/01/49)	428	353,216
4.95%, 01/15/45 (Call 01/15/25)	165	149,007
Security	Par (000)	Value

Electric (continued)
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)(a)	$600	$498,600
2.90%, 03/01/27 (Call 02/01/27)	5	4,589
3.38%, 03/01/32 (Call 12/01/31)(a)	15	13,185
3.45%, 01/15/50 (Call 07/15/49)	476	351,621
Series H, 3.15%, 01/15/25 (Call 10/15/24)	980	941,878
Series L, 2.90%, 10/01/24 (Call 08/01/24)	697	670,291
Series M, 3.30%, 01/15/28 (Call 10/15/27)	343	316,520
Series N, 3.80%, 12/01/23 (Call 11/01/23)	432	427,071
Series O, 4.25%, 04/01/29 (Call 01/01/29)	382	363,450
Series R, 1.65%, 08/15/30 (Call 05/15/30)	1,872	1,468,228
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	641	613,661
3.95%, 06/15/25 (Call 03/15/25)	840	823,360
4.05%, 04/15/30 (Call 01/15/30)	853	804,908
4.10%, 03/15/52 (Call 09/15/51)(c)	190	155,316
4.45%, 04/15/46 (Call 10/15/45)	346	295,972
4.70%, 04/15/50 (Call 10/15/49)	384	341,303
4.95%, 06/15/35 (Call 12/15/34)	88	85,123
5.10%, 06/15/45 (Call 12/15/44)	110	104,407
5.63%, 06/15/35(a)	220	225,317
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	2	1,952
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	152	145,976
3.15%, 10/01/49 (Call 04/01/49)	249	183,219
3.70%, 12/01/47 (Call 06/01/47)	229	186,266
3.80%, 12/15/42 (Call 06/15/42)	137	115,086
3.95%, 03/01/48 (Call 09/01/47)	266	224,608
3.99%, 03/01/49 (Call 09/01/48)	213	180,532
4.05%, 06/01/42 (Call 12/01/41)	211	184,005
4.05%, 10/01/44 (Call 04/01/44)	65	55,990
4.13%, 02/01/42 (Call 08/01/41)	219	193,596
4.13%, 06/01/48 (Call 12/01/47)	269	231,464
4.95%, 06/01/35	256	253,138
5.25%, 02/01/41 (Call 08/01/40)	25	25,103
5.63%, 04/01/34	191	200,701
5.65%, 02/01/37	112	115,211
5.69%, 03/01/40	155	162,310
5.95%, 02/01/38	211	225,325
5.96%, 04/01/39	174	187,640
Iberdrola International BV
5.81%, 03/15/25	184	188,328
6.75%, 07/15/36	846	895,246
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	367	344,180
3.35%, 11/15/27 (Call 08/15/27)	284	261,445
3.65%, 06/15/24 (Call 03/15/24)	344	335,317
5.30%, 07/01/43 (Call 01/01/43)	304	278,455
National Grid USA, 5.80%, 04/01/35(a)	375	357,559
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	86	72,409
3.70%, 03/15/29 (Call 12/15/28)	115	106,099
3.90%, 11/01/28 (Call 08/01/28)(a)	187	177,186
4.02%, 11/01/32 (Call 05/01/32)	151	138,286
4.30%, 03/15/49 (Call 09/15/48)	219	185,657
4.40%, 11/01/48 (Call 05/01/48)	115	97,040
5.80%, 01/15/33	25	26,358
Series C, 8.00%, 03/01/32.	193	230,668
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	2,243	1,862,587

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.75%, 11/01/29 (Call 08/01/29)	$2,176	$1,896,232
3.50%, 04/01/29 (Call 01/01/29)	605	555,451
3.55%, 05/01/27 (Call 02/01/27)	1,623	1,539,334
4.80%, 12/01/77 (Call 12/01/27),
(3 mo. LIBOR US + 2.409%)(b)	161	129,719
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	217	174,713
3.10%, 06/01/51 (Call 12/01/50)	328	229,101
3.20%, 05/15/27 (Call 02/15/27)	1,420	1,339,245
3.25%, 05/15/29 (Call 02/15/29)	108	99,307
3.95%, 04/01/30 (Call 01/01/30)	703	669,664
4.40%, 03/01/44 (Call 09/01/43)	406	359,054
4.55%, 06/01/52 (Call 12/01/51)	95	87,744
5.50%, 03/15/40	195	197,943
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	183	144,898
4.15%, 04/01/48 (Call 10/01/47)	275	224,631
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	1,185	919,596
Series R, 2.90%, 10/01/51 (Call 04/01/51)	255	169,570
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	333	239,693
3.75%, 04/01/45 (Call 10/01/44)	323	263,339
3.80%, 09/30/47 (Call 03/30/47)	132	108,375
3.80%, 06/01/49 (Call 12/01/48)	276	223,916
4.10%, 11/15/48 (Call 05/15/48)	115	97,994
4.55%, 12/01/41 (Call 06/01/41)	10	9,277
5.25%, 09/30/40	30	29,954
5.30%, 06/01/42 (Call 12/01/41)	110	111,026
5.75%, 03/15/29 (Call 12/15/28)	52	54,407
7.00%, 05/01/32	20	22,862
7.25%, 01/15/33	72	84,386
7.50%, 09/01/38	35	42,784
Pacific Gas and Electric Co.
3.50%, 08/01/50 (Call 02/01/50)	27	17,562
4.25%, 03/15/46 (Call 09/15/45)	2	1,433
4.50%, 07/01/40 (Call 01/01/40)	200	159,812
4.55%, 07/01/30 (Call 01/01/30)	22	20,152
4.60%, 06/15/43 (Call 12/15/42)	2	1,542
4.75%, 02/15/44 (Call 08/15/43)	100	78,399
4.95%, 07/01/50 (Call 01/01/50)	1,090	870,768
5.25%, 03/01/52 (Call 09/01/51)	200	167,678
5.90%, 06/15/32 (Call 03/15/32)	842	825,682
PECO Energy Co.
2.85%, 09/15/51 (Call 03/15/51)	40	26,954
3.00%, 09/15/49 (Call 03/15/49)	296	206,043
3.05%, 03/15/51 (Call 09/15/50)	100	70,223
3.15%, 10/15/25 (Call 07/15/25)(a)	363	349,046
3.70%, 09/15/47 (Call 03/15/47)	195	155,425
3.90%, 03/01/48 (Call 09/01/47)	329	270,033
4.15%, 10/01/44 (Call 04/01/44)	118	101,137
5.95%, 10/01/36	46	48,915
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	154	151,647
4.15%, 03/15/43 (Call 09/15/42)	265	226,374
6.50%, 11/15/37	97	107,270
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	120	82,009
3.95%, 06/01/47 (Call 12/01/46)	175	144,548
4.15%, 06/15/48 (Call 12/15/47)	159	134,789
Security	Par (000)	Value

Electric (continued)
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	$500	$389,110
Series V, 2.20%, 06/15/31 (Call 03/15/31)(a)	167	138,183
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	57	52,111
2.45%, 01/15/30 (Call 10/15/29)	142	122,753
3.00%, 05/15/25 (Call 02/15/25)(a)	41	39,374
3.00%, 05/15/27 (Call 02/15/27)	60	56,199
3.15%, 01/01/50 (Call 07/01/49)	270	194,378
3.20%, 05/15/29 (Call 02/15/29)	120	109,884
3.20%, 08/01/49 (Call 02/01/49)	242	175,358
3.60%, 12/01/47 (Call 06/01/47)	246	191,477
3.65%, 09/01/28 (Call 06/01/28)	160	151,080
3.65%, 09/01/42 (Call 03/01/42)(a)	50	40,584
3.70%, 05/01/28 (Call 02/01/28)	73	69,952
3.80%, 01/01/43 (Call 07/01/42)	75	62,008
3.80%, 03/01/46 (Call 09/01/45)	182	147,495
3.85%, 05/01/49 (Call 11/01/48)	358	289,135
3.95%, 05/01/42 (Call 11/01/41)	71	60,277
4.05%, 05/01/48 (Call 11/01/47)	86	72,373
4.90%, 12/15/32	290	289,812
5.50%, 03/01/40	35	35,802
5.80%, 05/01/37	38	40,105
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	1,417	1,106,649
2.45%, 11/15/31 (Call 08/15/31)	430	347,027
2.88%, 06/15/24 (Call 05/15/24)(a)	498	480,963
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	511	476,574
4.15%, 05/15/48 (Call 11/15/47)	154	130,450
4.50%, 08/15/40	197	178,220
6.00%, 06/01/39	7	7,311
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	183	143,999
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	242	200,819
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	309	224,581
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	50	34,837
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	630	585,988
3.40%, 02/01/28 (Call 11/01/27)	482	447,392
3.80%, 02/01/38 (Call 08/01/37)	261	213,164
4.00%, 02/01/48 (Call 08/01/47)	327	253,929
4.13%, 04/01/52 (Call 01/01/27)(b)	462	358,156
6.00%, 10/15/39	150	152,205
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	177	146,825
2.85%, 08/01/29 (Call 05/01/29)	40	35,068
3.45%, 02/01/52 (Call 08/01/51)	65	47,596
3.65%, 02/01/50 (Call 08/01/49)	323	240,961
4.00%, 04/01/47 (Call 10/01/46)	332	261,935
4.05%, 03/15/42 (Call 09/15/41)	131	105,376
4.50%, 09/01/40 (Call 03/01/40)	148	127,601
4.65%, 10/01/43 (Call 04/01/43)	107	94,220
5.50%, 03/15/40	136	133,126
5.63%, 02/01/36	147	144,811
5.85%, 11/01/27 (Call 10/01/27)	25	25,831
6.00%, 01/15/34(a)	210	220,513
6.05%, 03/15/39	44	44,904
6.65%, 04/01/29	186	193,308
Series 04-G, 5.75%, 04/01/35	7	7,056
Series 05-E, 5.35%, 07/15/35	91	88,761

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 06-E, 5.55%, 01/15/37	$5	$4,902
Series 08-A, 5.95%, 02/01/38	60	61,248
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	98	75,978
Series A, 4.20%, 03/01/29 (Call 12/01/28)	29	27,626
Series B, 3.65%, 03/01/28 (Call 12/01/27)	72	67,460
Series B, 4.88%, 03/01/49 (Call 09/01/48)	96	84,878
Series C, 3.60%, 02/01/45 (Call 08/01/44)	153	111,696
Series C, 4.13%, 03/01/48 (Call 09/01/47)	254	204,762
Series E, 3.70%, 08/01/25 (Call 06/01/25)	98	95,171
		63,134,684
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	469	363,677
Emerson Electric Co.
2.80%, 12/21/51 (Call 06/21/51)	45	30,144
5.25%, 11/15/39(a)	15	15,009
		408,830
Electronics — 1.0%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)(a)	633	554,692
3.05%, 09/22/26 (Call 06/22/26)	216	202,556
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	420	362,544
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	274	263,914
3.55%, 10/01/27 (Call 07/01/27)	112	101,863
5.41%, 07/01/32 (Call 04/01/32)	193	185,351
Amphenol Corp.
2.80%, 02/15/30 (Call 11/15/29)	101	87,668
4.35%, 06/01/29 (Call 03/01/29)(a)	74	71,517
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	185	144,076
5.50%, 06/01/32 (Call 03/01/32)	60	56,015
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	211	207,641
4.88%, 06/15/29 (Call 03/15/29)	253	235,791
4.88%, 05/12/30 (Call 02/12/30)	604	561,279
6.00%, 01/15/28 (Call 12/27/22)	100	99,073
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	125	117,837
4.30%, 06/15/46 (Call 12/15/45)	67	53,138
Honeywell International Inc.
2.30%, 08/15/24 (Call 07/15/24)	38	36,632
2.50%, 11/01/26 (Call 08/01/26)	521	487,213
2.70%, 08/15/29 (Call 05/15/29)	236	212,294
3.81%, 11/21/47 (Call 05/21/47)	92	78,798
4.85%, 11/01/24	100	100,425
4.95%, 02/15/28	100	102,039
5.00%, 02/15/33	100	103,074
5.38%, 03/01/41	115	121,279
5.70%, 03/15/36	38	41,224
5.70%, 03/15/37	123	132,671
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	26	23,970
3.35%, 03/01/26 (Call 12/01/25)	140	133,914
3.50%, 02/15/28 (Call 11/15/27)	70	65,313
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)(a)	352	308,236
4.55%, 10/30/24 (Call 07/30/24)(a)	367	363,939
4.60%, 04/06/27 (Call 01/06/27)	627	616,015
Legrand France SA, 8.50%, 02/15/25	405	437,817
Security	Par (000)	Value

Electronics (continued)
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	$541	$536,672
4.90%, 06/15/28 (Call 03/15/28)	410	398,184
Tyco Electronics Group SA, 7.13%, 10/01/37	109	126,780
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	77	60,925
2.95%, 04/01/31 (Call 01/01/31)	102	73,853
		7,866,222
Entertainment — 0.2%
Magallanes Inc.
4.28%, 03/15/32 (Call 12/15/31)(c)	1,020	866,806
5.05%, 03/15/42 (Call 09/15/41)(c)	275	219,585
5.14%, 03/15/52 (Call 09/15/51)(c)	535	414,347
5.39%, 03/15/62 (Call 09/15/61)(c)	555	429,081
		1,929,819
Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	10	7,095
5.70%, 05/15/41 (Call 11/15/40)	20	20,769
6.20%, 03/01/40	90	96,699
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	72	62,122
2.95%, 01/15/52 (Call 07/15/51)	40	27,352
3.05%, 04/01/50 (Call 10/01/49)	42	29,478
3.50%, 05/01/29 (Call 02/01/29)	51	47,281
4.25%, 12/01/28 (Call 09/01/28)	5	4,834
Waste Management Inc.
3.15%, 11/15/27 (Call 08/15/27)(a)	193	180,700
4.10%, 03/01/45 (Call 09/01/44)(a)	22	19,385
4.15%, 07/15/49 (Call 01/15/49)	126	111,966
		607,681
Food — 2.8%
Ahold Finance USA LLC, 6.88%, 05/01/29	141	149,632
Bestfoods, Series E, 7.25%, 12/15/26(a)	10	11,023
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	205	171,515
3.13%, 04/24/50 (Call 10/24/49)(a)	109	75,526
3.30%, 03/19/25 (Call 12/19/24)	95	91,581
3.95%, 03/15/25 (Call 01/15/25)	368	360,938
4.15%, 03/15/28 (Call 12/15/27)	479	463,849
4.80%, 03/15/48 (Call 09/15/47)	244	221,759
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	174	171,910
4.60%, 11/01/25 (Call 09/01/25)	268	265,341
4.85%, 11/01/28 (Call 08/01/28)	115	112,442
5.30%, 11/01/38 (Call 05/01/38)	281	269,546
5.40%, 11/01/48 (Call 05/01/48)	163	155,217
7.00%, 10/01/28	113	121,404
8.25%, 09/15/30	184	210,928
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)(a)	810	657,793
2.88%, 04/15/30 (Call 01/15/30)	820	720,067
3.00%, 02/01/51 (Call 08/01/50)	443	306,011
3.20%, 02/10/27 (Call 11/10/26)(a)	602	574,693
3.65%, 02/15/24 (Call 11/15/23)	295	291,451
4.00%, 04/17/25 (Call 02/17/25)	641	631,776
4.20%, 04/17/28 (Call 01/17/28)	467	459,056
4.70%, 04/17/48 (Call 10/17/47)	125	112,353
5.40%, 06/15/40	172	171,862

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Hershey Co. (The)
2.45%, 11/15/29 (Call 08/15/29)	$48	$41,717
3.13%, 11/15/49 (Call 05/15/49)	132	96,421
3.38%, 08/15/46 (Call 02/15/46)	35	26,876
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	185	131,333
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	844	723,705
3.20%, 10/01/26 (Call 07/01/26)	130	121,774
3.90%, 06/01/50 (Call 12/01/49)	253	189,937
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.,
4.38%, 02/02/52 (Call 08/02/51)(c)	190	139,232
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	106	88,581
3.38%, 12/15/27 (Call 09/15/27)	124	115,521
3.50%, 03/15/25	175	170,067
3.55%, 03/15/50 (Call 09/15/49)	141	97,679
4.25%, 03/15/35	61	55,547
4.38%, 03/15/45	52	43,176
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)(a)	902	735,933
2.65%, 12/01/23	2,384	2,330,813
3.25%, 04/01/26	1,531	1,464,677
3.40%, 11/15/27 (Call 08/15/27)	1,339	1,257,227
4.30%, 05/15/28 (Call 02/15/28)	209	205,455
Series B, 7.45%, 04/01/31(a)	1,536	1,752,407
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	178	181,154
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	130	109,516
4.88%, 10/01/49 (Call 04/01/49)	887	800,331
5.00%, 06/04/42	61	57,296
5.20%, 07/15/45 (Call 01/15/45)	230	217,224
5.50%, 06/01/50 (Call 12/01/49)	115	114,402
6.50%, 02/09/40	104	112,889
6.88%, 01/26/39	80	88,748
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	82	67,049
2.65%, 10/15/26 (Call 07/15/26)	133	122,413
3.50%, 02/01/26 (Call 11/01/25)	134	128,699
3.70%, 08/01/27 (Call 05/01/27)	84	80,025
3.88%, 10/15/46 (Call 04/15/46)	157	122,201
3.95%, 01/15/50 (Call 07/15/49)	163	130,459
4.00%, 02/01/24 (Call 11/01/23)	56	55,418
4.45%, 02/01/47 (Call 08/01/46)	173	148,770
4.50%, 01/15/29 (Call 10/15/28)(a)	110	106,744
4.65%, 01/15/48 (Call 07/15/47)	118	103,388
5.00%, 04/15/42 (Call 10/15/41)	69	63,284
5.15%, 08/01/43 (Call 02/01/43)	141	131,970
5.40%, 07/15/40 (Call 01/15/40)	110	106,235
5.40%, 01/15/49 (Call 07/15/48)	80	77,474
6.90%, 04/15/38	111	122,934
7.50%, 04/01/31(a)	166	188,835
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	135	105,246
2.50%, 04/15/30 (Call 01/15/30)(a)	316	266,138
3.15%, 08/15/24 (Call 06/15/24)	299	289,408
3.40%, 08/15/27 (Call 05/15/27)	252	236,895
4.20%, 08/15/47 (Call 02/15/47)	208	171,151
Mondelez International Inc.
2.63%, 09/04/50 (Call 03/04/50)	103	66,211
2.75%, 04/13/30 (Call 01/13/30)	113	98,173
Security	Par (000)	Value

Food (continued)
4.13%, 05/07/28 (Call 02/07/28)(a)	$25	$24,235
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	89	74,765
3.25%, 07/15/27 (Call 04/15/27)	95	88,527
3.30%, 07/15/26 (Call 04/15/26)	85	80,575
3.30%, 02/15/50 (Call 08/15/49)	170	120,397
4.45%, 03/15/48 (Call 09/15/47)	144	121,542
4.50%, 04/01/46 (Call 10/01/45)	127	108,622
4.85%, 10/01/45 (Call 04/01/45)	123	110,830
5.38%, 09/21/35	40	39,962
5.95%, 04/01/30 (Call 01/01/30)	185	194,337
6.60%, 04/01/40 (Call 10/01/39)	32	34,880
6.60%, 04/01/50 (Call 10/01/49)	265	298,597
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	48	45,381
4.35%, 03/01/29 (Call 12/01/28)	14	13,589
4.55%, 06/02/47 (Call 12/02/46)	148	130,283
4.88%, 08/15/34 (Call 02/15/34)(a)	32	31,365
5.10%, 09/28/48 (Call 03/28/48)	207	196,522
5.15%, 08/15/44 (Call 02/15/44)	60	56,941
		23,007,781
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	33	30,373
5.50%, 11/02/47 (Call 05/02/47)	27	22,690
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	178	151,127
4.40%, 08/15/47 (Call 02/15/47)	239	199,455
4.80%, 06/15/44 (Call 12/15/43)	185	163,853
5.00%, 09/15/35 (Call 03/15/35)(a)	65	63,413
5.15%, 05/15/46 (Call 11/15/45)(a)	10	9,133
6.00%, 11/15/41 (Call 05/15/41)	214	214,079
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)	382	299,786
3.75%, 01/15/31 (Call 10/15/30)	100	83,923
5.00%, 01/15/30 (Call 10/15/29)	662	620,195
6.00%, 01/15/29 (Call 10/15/28)	312	310,303
		2,168,330
Gas — 0.5%
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)	15	13,143
2.85%, 02/15/52 (Call 08/15/51)	95	63,316
3.00%, 06/15/27 (Call 03/15/27)	25	23,486
3.38%, 09/15/49 (Call 03/15/49)(a)	213	157,552
4.13%, 10/15/44 (Call 04/15/44)	209	175,702
4.13%, 03/15/49 (Call 09/15/48)	207	173,077
4.15%, 01/15/43 (Call 07/15/42)	16	13,539
4.30%, 10/01/48 (Call 04/01/48)	50	42,932
5.50%, 06/15/41 (Call 12/15/40)	28	27,985
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	10	9,191
4.75%, 09/01/28 (Call 06/01/28)	77	72,681
5.20%, 07/15/25 (Call 04/15/25)	197	196,543
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	155	126,703
3.61%, 02/01/24 (Call 11/01/23)	85	83,626
4.50%, 11/01/48 (Call 05/01/48)	150	125,343
4.66%, 02/01/44 (Call 08/01/43)	179	154,971
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	400	329,724

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
3.35%, 06/01/50 (Call 12/01/49)	$120	$82,962
5.05%, 05/15/52 (Call 11/15/51)	87	79,575
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	35	33,964
3.20%, 06/15/25 (Call 03/15/25)(a)	259	248,873
3.75%, 09/15/42 (Call 03/15/42)	123	96,785
5.13%, 11/15/40	20	18,894
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	299	278,217
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	123	100,075
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	116	95,642
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	190	149,672
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	137	117,990
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	80	48,606
3.70%, 04/01/28 (Call 01/01/28)(a)	35	32,142
3.80%, 09/29/46 (Call 03/29/46)(a)	199	139,131
4.15%, 06/01/49 (Call 12/01/48)	141	101,638
5.80%, 12/01/27	100	100,867
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	255	191,474
Series K, 3.80%, 09/15/46 (Call 03/15/46)	15	11,442
		3,717,463
Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	27	19,767
3.25%, 03/01/27 (Call 12/01/26)(a)	30	28,592
4.10%, 03/01/48 (Call 09/01/47)	15	13,020
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	14	11,726
4.00%, 03/15/60 (Call 03/15/25)(b)	97	83,417
4.25%, 11/15/28 (Call 08/15/28)(a)	71	69,150
4.85%, 11/15/48 (Call 05/15/48)(a)	55	50,345
5.20%, 09/01/40	48	46,663
		322,680
Health Care - Products — 0.9%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	385	388,450
4.75%, 04/15/43 (Call 10/15/42)	175	171,538
4.90%, 11/30/46 (Call 05/30/46)	436	437,958
5.30%, 05/27/40	108	112,276
6.00%, 04/01/39	113	125,473
6.15%, 11/30/37	156	177,701
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	110	101,328
3.13%, 12/01/51 (Call 06/01/51)	150	100,878
3.50%, 08/15/46 (Call 02/15/46)	228	168,088
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)(a)	103	93,682
4.70%, 03/01/49 (Call 09/01/48)(a)	221	203,532
6.75%, 11/15/35	60	65,828
7.38%, 01/15/40	98	113,759
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	335	222,192
2.80%, 12/10/51 (Call 06/10/51)	198	136,287
4.38%, 09/15/45 (Call 03/15/45)	132	118,869
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	494	410,306
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)(a)	151	133,523
3.25%, 11/15/39 (Call 05/15/39)	183	148,283
3.40%, 11/15/49 (Call 05/15/49)	272	209,717
Security	Par (000)	Value

Health Care - Products (continued)
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)(a)	$1,029	$994,199
Koninklijke Philips NV
5.00%, 03/15/42	146	128,751
6.88%, 03/11/38	68	73,126
Medtronic Inc., 4.63%, 03/15/45	337	322,303
PerkinElmer Inc.
3.30%, 09/15/29 (Call 06/15/29)	104	91,172
3.63%, 03/15/51 (Call 09/15/50)	70	50,309
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)(a)	235	184,205
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	801	656,475
3.75%, 03/15/51 (Call 09/15/50)	360	262,408
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)(a)	123	84,735
4.10%, 04/01/43 (Call 10/01/42)	62	51,368
4.38%, 05/15/44 (Call 11/15/43)	162	138,750
4.63%, 03/15/46 (Call 09/15/45)	141	127,773
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	146	129,959
4.10%, 08/15/47 (Call 02/15/47)	177	157,215
4.80%, 11/21/27 (Call 10/21/27)	65	65,610
4.95%, 11/21/32	50	51,241
5.30%, 02/01/44 (Call 08/01/43)	216	221,547
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 02/15/45)	125	100,729
		7,531,543
Health Care - Services — 2.2%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	322	252,091
4.13%, 11/15/42 (Call 05/15/42)	116	95,813
4.50%, 05/15/42 (Call 11/15/41)	144	125,581
4.75%, 03/15/44 (Call 09/15/43)	114	101,313
6.63%, 06/15/36	126	135,057
6.75%, 12/15/37	152	165,292
Anthem Inc., 4.55%, 05/15/52 (Call 11/15/51)	55	49,609
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	200	158,388
2.63%, 08/01/31 (Call 05/01/31)	500	396,190
3.00%, 10/15/30 (Call 07/15/30)	100	82,517
Elevance Health Inc.
2.88%, 09/15/29 (Call 06/15/29)	233	205,883
3.13%, 05/15/50 (Call 11/15/49)	105	74,125
3.60%, 03/15/51 (Call 09/15/50)	150	114,267
3.65%, 12/01/27 (Call 09/01/27)(a)	247	235,038
3.70%, 09/15/49 (Call 03/15/49)	205	156,811
4.10%, 03/01/28 (Call 12/01/27)	359	347,257
4.38%, 12/01/47 (Call 06/01/47)	191	166,451
4.55%, 03/01/48 (Call 09/01/47)	162	143,540
4.63%, 05/15/42	168	154,810
4.65%, 01/15/43	196	181,098
4.65%, 08/15/44 (Call 02/15/44)	308	279,864
5.10%, 01/15/44	229	219,380
5.35%, 10/15/25	40	40,576
5.50%, 10/15/32 (Call 07/15/32)	50	51,653
5.85%, 01/15/36	59	60,553
5.95%, 12/15/34	20	20,942
6.38%, 06/15/37	33	35,784
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	142	122,976

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.50%, 07/15/51 (Call 01/15/51)	$274	$184,487
3.63%, 03/15/32 (Call 12/15/31)(c)	234	200,370
4.13%, 06/15/29 (Call 03/15/29)(a)	546	500,655
4.50%, 02/15/27 (Call 08/15/26)	587	564,506
4.63%, 03/15/52 (Call 09/15/51)(c)	216	173,763
5.00%, 03/15/24	13	12,949
5.13%, 06/15/39 (Call 12/15/38)	227	203,045
5.25%, 04/15/25	162	162,040
5.25%, 06/15/26 (Call 12/15/25)	525	520,984
5.25%, 06/15/49 (Call 12/15/48)	441	387,282
5.50%, 06/15/47 (Call 12/15/46)	384	347,478
5.88%, 02/01/29 (Call 08/01/28)	30	30,295
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	32	28,281
3.85%, 10/01/24 (Call 07/01/24)	49	48,155
3.95%, 03/15/27 (Call 12/15/26)	217	209,355
3.95%, 08/15/49 (Call 02/15/49)	71	57,362
4.50%, 04/01/25 (Call 03/01/25)	141	139,635
4.63%, 12/01/42 (Call 06/01/42)	239	211,369
4.80%, 03/15/47 (Call 09/15/46)	87	78,068
4.88%, 04/01/30 (Call 01/01/30)	99	97,212
4.95%, 10/01/44 (Call 04/01/44)	186	172,225
5.75%, 03/01/28 (Call 02/01/28)	60	61,419
5.88%, 03/01/33	100	104,299
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)(a)	260	217,987
2.95%, 12/01/29 (Call 09/01/29)(a)	140	121,967
3.60%, 02/01/25 (Call 11/01/24)	240	232,764
3.60%, 09/01/27 (Call 06/01/27)(a)	128	121,823
4.70%, 02/01/45 (Call 08/01/44)	241	213,251
Providence St Joseph Health Obligated Group, Series A,
3.93%, 10/01/48 (Call 04/01/48)	95	74,395
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	593	500,931
2.95%, 06/30/30 (Call 03/30/30)	488	424,409
3.45%, 06/01/26 (Call 03/01/26)	799	766,177
3.50%, 03/30/25 (Call 12/30/24)(a)	357	346,433
4.20%, 06/30/29 (Call 03/30/29)	424	407,888
4.25%, 04/01/24 (Call 01/01/24)	122	120,857
4.70%, 03/30/45 (Call 09/30/44)	266	225,922
UnitedHealth Group Inc.
2.88%, 08/15/29	141	126,924
2.90%, 05/15/50 (Call 11/15/49)	288	199,872
3.13%, 05/15/60 (Call 11/15/59)(a)	110	76,603
3.25%, 05/15/51 (Call 11/15/50)	135	99,599
3.50%, 08/15/39 (Call 02/15/39)	79	65,561
3.70%, 08/15/49 (Call 02/15/49)	214	171,906
3.75%, 10/15/47 (Call 04/15/47)	195	158,993
3.88%, 08/15/59 (Call 02/15/59)	193	154,992
3.95%, 10/15/42 (Call 04/15/42)	155	133,013
4.20%, 05/15/32 (Call 02/15/32)	500	482,505
4.20%, 01/15/47 (Call 07/15/46)	246	214,374
4.25%, 03/15/43 (Call 09/15/42)	132	118,820
4.25%, 04/15/47 (Call 10/15/46)	39	34,104
4.25%, 06/15/48 (Call 12/15/47)	245	215,078
4.38%, 03/15/42 (Call 09/15/41)	125	113,166
4.45%, 12/15/48 (Call 06/15/48)	264	239,023
4.63%, 07/15/35	188	184,257
4.63%, 11/15/41 (Call 05/15/41)	85	79,710
4.75%, 07/15/45	615	586,304
Security	Par (000)	Value

Health Care - Services (continued)
4.75%, 05/15/52 (Call 11/15/51)	$90	$85,103
4.95%, 05/15/62 (Call 11/15/61)	130	124,873
5.35%, 02/15/33	800	833,136
5.70%, 10/15/40 (Call 04/15/40)(a)	58	60,640
5.80%, 03/15/36	154	164,537
5.88%, 02/15/53 (Call 08/15/52)	70	77,334
5.95%, 02/15/41 (Call 08/15/40)	60	64,650
6.05%, 02/15/63 (Call 08/15/62)	60	67,333
6.50%, 06/15/37	151	169,399
6.63%, 11/15/37	229	259,315
6.88%, 02/15/38	198	232,210
		18,036,231
Holding Companies - Diversified — 0.1%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)(a)	847	779,943

Home Builders — 0.0%
MDC Holdings Inc.
3.85%, 01/15/30 (Call 07/15/29)	12	9,710
3.97%, 08/06/61 (Call 02/06/61)	102	56,705
6.00%, 01/15/43 (Call 10/15/42)	72	57,992
PulteGroup Inc.
6.00%, 02/15/35	67	64,703
6.38%, 05/15/33	140	140,032
7.88%, 06/15/32(a)	52	58,066
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)	2	1,802
		389,010
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)(a)	191	176,700
3.50%, 11/15/51 (Call 05/15/51)	47	34,118
3.80%, 11/15/24 (Call 08/15/24)(a)	29	28,156
4.40%, 03/15/29 (Call 12/15/28)	185	175,955
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)(a)	97	76,208
4.60%, 05/15/50 (Call 11/15/49)(a)	70	55,391
4.75%, 02/26/29 (Call 11/26/28)	86	83,712
		630,240
Household Products & Wares — 0.5%
Avery Dennison Corp.
2.65%, 04/30/30 (Call 02/01/30)	83	68,727
4.88%, 12/06/28 (Call 09/06/28)	52	51,093
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	268	252,145
3.95%, 08/01/47 (Call 02/01/47)	60	48,095
5.00%, 06/15/52 (Call 12/15/51)	85	80,700
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	323	259,288
3.10%, 10/01/27 (Call 07/01/27)	431	402,252
3.90%, 05/15/28 (Call 02/15/28)	287	276,246
4.60%, 05/01/32 (Call 02/01/32)(a)	5	4,877
Kimberly-Clark Corp.
2.75%, 02/15/26	115	109,057
2.88%, 02/07/50 (Call 08/07/49)(a)	244	172,486
3.05%, 08/15/25	405	389,517
3.10%, 03/26/30 (Call 12/26/29)	331	299,059
3.20%, 04/25/29 (Call 01/25/29)	609	559,519
3.20%, 07/30/46 (Call 01/30/46)	246	181,125
3.90%, 05/04/47 (Call 11/04/46)(a)	230	193,292
3.95%, 11/01/28 (Call 08/01/28)	686	666,394

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
5.30%, 03/01/41	$93	$94,354
6.63%, 08/01/37	179	209,657
		4,317,883
Insurance — 2.6%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6 mo. LIBOR US + 3.540%)(b)	355	315,094
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	61	56,372
4.00%, 10/15/46 (Call 04/15/46)	10	7,895
4.75%, 01/15/49 (Call 07/15/48)	37	32,757
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)(a)	9	8,125
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	56	53,327
5.35%, 06/01/33(a)	38	38,527
5.55%, 05/09/35	56	57,860
6.50%, 05/15/67 (Call 05/15/37),
(3 mo. LIBOR US + 2.120%)(b)	151	144,969
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	64	52,184
5.25%, 04/02/30 (Call 01/02/30)(a)	83	80,761
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	70	62,574
3.90%, 04/01/26 (Call 01/01/26)(a)	187	181,798
4.20%, 04/01/28 (Call 01/01/28)	2	1,900
4.38%, 06/30/50 (Call 12/30/49)	70	60,585
4.50%, 07/16/44 (Call 01/16/44)	175	153,699
4.75%, 04/01/48 (Call 10/01/47)	171	155,116
4.80%, 07/10/45 (Call 01/10/45)	186	168,330
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3 mo. LIBOR US + 2.868%)(b)	61	57,171
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	70	65,018
4.50%, 12/15/28 (Call 09/15/28)	29	28,197
6.25%, 09/30/40	88	91,550
Aon Global Ltd.
4.60%, 06/14/44 (Call 03/14/44)	36	30,885
4.75%, 05/15/45 (Call 11/15/44)	12	10,517
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	94	81,624
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	87	61,320
7.35%, 05/01/34	69	77,397
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	12	10,814
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	95	61,320
3.50%, 05/20/51 (Call 11/20/50)	87	62,355
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	199	170,609
4.90%, 03/27/28 (Call 12/27/27)	150	144,556
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	24	14,995
3.95%, 05/25/51 (Call 11/25/50)	51	35,387
4.13%, 01/12/28 (Call 10/12/27)	101	92,495
6.15%, 04/03/30 (Call 01/03/30)(a)	102	103,213
AXA SA, 8.60%, 12/15/30(a)	500	594,640
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	22	19,673
4.90%, 01/15/40 (Call 01/15/30)(b)	70	57,307
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	142	133,679
Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Finance Corp.
3.85%, 03/15/52 (Call 09/15/51)	$55	$44,944
4.20%, 08/15/48 (Call 02/15/48)	416	373,784
4.25%, 01/15/49 (Call 07/15/48)	85	76,203
4.30%, 05/15/43	181	165,921
4.40%, 05/15/42	203	188,798
5.75%, 01/15/40(a)	92	101,671
Berkshire Hathaway Inc., 4.50%, 02/11/43	99	94,133
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	5	3,169
4.70%, 06/22/47 (Call 12/22/46)	198	148,555
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	15	14,084
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	40	27,146
3.05%, 12/15/61 (Call 06/15/61)	5	3,333
3.15%, 03/15/25	45	43,506
3.35%, 05/03/26 (Call 02/03/26)	695	672,663
4.35%, 11/03/45 (Call 05/03/45)	550	488,180
Cincinnati Financial Corp.
6.13%, 11/01/34(a)	45	47,323
6.92%, 05/15/28	51	54,947
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	317	304,028
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	77	70,728
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	292	278,577
5.00%, 04/20/48 (Call 10/20/47)	192	168,225
7.00%, 04/01/28	39	42,073
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	52	33,281
3.50%, 10/15/50 (Call 04/15/50)	65	45,248
4.87%, 06/01/44	25	21,733
First American Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	159	135,560
4.60%, 11/15/24	30	29,580
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	87	86,063
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	27	23,264
3.60%, 08/19/49 (Call 02/19/49)	73	53,994
4.30%, 04/15/43	32	26,094
4.40%, 03/15/48 (Call 09/15/47)	53	44,631
5.95%, 10/15/36	75	75,712
6.10%, 10/01/41	128	130,099
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	11	9,129
3.40%, 01/15/31 (Call 10/15/30)(a)	45	37,362
3.63%, 12/12/26 (Call 09/15/26)(a)	66	62,210
3.80%, 03/01/28 (Call 12/01/27)	100	93,043
4.35%, 03/01/48 (Call 09/01/47)	78	59,682
4.38%, 06/15/50 (Call 12/15/49)(a)	88	67,753
6.30%, 10/09/37	55	54,706
7.00%, 06/15/40	18	18,890
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	82	66,502
6.00%, 02/01/35	30	30,950
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(b)	233	209,686
4.15%, 03/04/26	395	388,581
5.38%, 03/04/46	212	204,981

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	$57	$49,972
4.15%, 09/17/50 (Call 03/17/50)	104	79,449
4.30%, 11/01/47 (Call 05/01/47)	30	23,425
5.00%, 04/05/46	53	46,577
5.00%, 05/20/49 (Call 11/20/48)	32	28,143
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	222	182,992
3.50%, 06/03/24 (Call 03/03/24)	67	65,603
3.50%, 03/10/25 (Call 12/10/24)	307	299,233
3.75%, 03/14/26 (Call 12/14/25)	343	334,250
3.88%, 03/15/24 (Call 02/15/24)	24	23,695
4.20%, 03/01/48 (Call 09/01/47)(a)	89	74,346
4.35%, 01/30/47 (Call 07/30/46)	211	179,835
4.38%, 03/15/29 (Call 12/15/28)	448	437,275
4.75%, 03/15/39 (Call 09/15/38)	92	85,043
4.90%, 03/15/49 (Call 09/15/48)	268	250,674
5.88%, 08/01/33	152	159,749
6.25%, 11/01/52	40	44,675
MetLife Inc.
4.05%, 03/01/45	141	119,313
4.13%, 08/13/42	156	134,578
4.55%, 03/23/30 (Call 12/23/29)(a)	99	98,964
4.60%, 05/13/46 (Call 11/13/45)	89	82,535
4.72%, 12/15/44	90	81,730
4.88%, 11/13/43	225	212,260
5.70%, 06/15/35	97	102,221
5.88%, 02/06/41	177	183,471
6.38%, 06/15/34	25	27,810
6.40%, 12/15/66 (Call 12/15/31)	289	273,278
6.50%, 12/15/32	115	127,755
10.75%, 08/01/69 (Call 08/01/34)	110	145,277
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	141	153,411
Nationwide Financial Services Inc., 6.75%, 05/15/87	38	36,206
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	58	54,285
3.40%, 05/15/25 (Call 02/15/25)	49	47,410
3.70%, 05/15/29 (Call 02/15/29)	42	39,358
4.30%, 11/15/46 (Call 05/15/46)(a)	52	43,010
4.35%, 05/15/43	113	93,556
4.63%, 09/15/42	107	92,091
6.05%, 10/15/36	123	128,619
Progressive Corp. (The)
2.45%, 01/15/27	59	54,308
3.20%, 03/26/30 (Call 12/26/29)	45	40,654
3.70%, 01/26/45	70	54,944
3.95%, 03/26/50 (Call 09/26/49)	76	61,726
4.00%, 03/01/29 (Call 12/01/28)(a)	54	52,261
4.13%, 04/15/47 (Call 10/15/46)	52	44,179
4.20%, 03/15/48 (Call 09/15/47)(a)	92	77,577
4.35%, 04/25/44	102	88,610
6.25%, 12/01/32	12	13,221
6.63%, 03/01/29(a)	75	82,399
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	265	239,544
2.10%, 03/10/30 (Call 12/10/29)	47	38,969
3.00%, 03/10/40 (Call 09/10/39)	72	53,861
3.70%, 03/13/51 (Call 09/13/50)	196	152,339
3.88%, 03/27/28 (Call 12/27/27)	70	67,506
3.91%, 12/07/47 (Call 06/07/47)	165	133,429
Security	Par (000)	Value

Insurance (continued)
3.94%, 12/07/49 (Call 06/07/49)	$250	$198,412
4.35%, 02/25/50 (Call 08/25/49)	141	121,803
4.42%, 03/27/48 (Call 09/27/47)	125	107,610
4.50%, 09/15/47 (Call 09/15/27),
(3 mo. LIBOR US + 2.380%)(a)(b)	157	137,463
4.60%, 05/15/44	56	51,254
5.20%, 03/15/44 (Call 03/15/24),
(3 mo. LIBOR US + 3.040%)(b)	671	638,624
5.38%, 05/15/45 (Call 05/15/25),
(3 mo. LIBOR US + 3.031%)(b)	153	143,295
5.63%, 06/15/43 (Call 06/15/23),
(3 mo. LIBOR US + 3.920%)(a)(b)	219	216,617
5.70%, 12/14/36	58	59,774
5.70%, 09/15/48 (Call 09/15/28),
(3 mo. LIBOR US + 2.665%)(a)(b)	148	138,500
5.75%, 07/15/33	111	115,332
6.63%, 12/01/37	158	172,677
6.63%, 06/21/40	101	110,955
Prudential PLC
3.13%, 04/14/30(a)	347	303,451
3.63%, 03/24/32 (Call 12/24/31)(a)	160	142,098
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	91	83,519
3.95%, 09/15/26 (Call 06/15/26)	40	38,709
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)(a)	17	15,514
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	5	3,919
Swiss Re America Holding Corp., 7.00%, 02/15/26	604	638,966
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	124	78,198
3.75%, 05/15/46 (Call 11/15/45)	177	140,464
4.00%, 05/30/47 (Call 11/30/46)	68	56,238
4.05%, 03/07/48 (Call 09/07/47)	102	84,520
4.10%, 03/04/49 (Call 09/04/48)	94	77,649
4.30%, 08/25/45 (Call 02/25/45)	114	96,930
4.60%, 08/01/43	180	162,367
5.35%, 11/01/40	215	217,406
6.25%, 06/15/37	213	235,199
6.75%, 06/20/36	214	244,895
Travelers Property Casualty Corp., 6.38%, 03/15/33	80	89,062
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)(a)	76	74,347
Unum Group
4.00%, 06/15/29 (Call 03/15/29)(a)	15	13,640
4.13%, 06/15/51 (Call 12/15/50)	185	129,184
4.50%, 12/15/49 (Call 06/15/49)	60	44,018
Voya Financial Inc.
3.65%, 06/15/26	65	61,680
4.70%, 01/23/48 (Call 01/23/28),
(3 mo. LIBOR US + 2.084%)(b)	195	145,708
4.80%, 06/15/46	30	24,524
5.65%, 05/15/53 (Call 05/15/23),
(3 mo. LIBOR US + 3.580%)(a)(b)	75	72,929
5.70%, 07/15/43(a)	65	60,781
W R Berkley Corp.
4.00%, 05/12/50 (Call 11/12/49)	52	40,932
4.75%, 08/01/44	19	16,722
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	76	64,462
3.88%, 09/15/49 (Call 03/15/49)	89	64,293

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.50%, 09/15/28 (Call 06/15/28)	$53	$50,267
5.05%, 09/15/48 (Call 03/15/48)	156	132,680
XLIT Ltd.
5.25%, 12/15/43	180	179,388
5.50%, 03/31/45(a)	100	94,951
		21,146,847
Internet — 0.7%
Alibaba Group Holding Ltd.
3.15%, 02/09/51 (Call 08/09/50)	200	127,664
3.25%, 02/09/61 (Call 08/09/60)	272	167,326
4.00%, 12/06/37 (Call 06/06/37)	189	149,890
4.20%, 12/06/47 (Call 06/06/47)	192	148,635
4.40%, 12/06/57 (Call 06/06/57)	273	209,566
4.50%, 11/28/34 (Call 05/28/34)	135	119,968
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	7	4,403
2.25%, 08/15/60 (Call 02/15/60)	212	128,491
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)(a)	201	131,677
2.70%, 06/03/60 (Call 12/03/59)	320	202,605
3.10%, 05/12/51 (Call 11/12/50)	675	495,052
3.15%, 08/22/27 (Call 05/22/27)	173	164,208
3.25%, 05/12/61 (Call 11/12/60)	247	177,625
3.88%, 08/22/37 (Call 02/22/37)	118	106,106
3.95%, 04/13/52 (Call 10/13/51)(a)	205	175,207
4.05%, 08/22/47 (Call 02/22/47)	336	295,919
4.10%, 04/13/62 (Call 10/13/61)	200	169,658
4.25%, 08/22/57 (Call 02/22/57)	368	329,897
4.65%, 12/01/29 (Call 10/01/29)	100	100,459
4.70%, 12/01/32	100	100,783
4.80%, 12/05/34 (Call 06/05/34)	180	183,955
4.95%, 12/05/44 (Call 06/05/44)	260	264,048
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	88	82,579
3.60%, 06/01/26 (Call 03/01/26)	95	91,862
4.63%, 04/13/30 (Call 01/13/30)	51	49,834
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	249	233,704
2.70%, 03/11/30 (Call 12/11/29)(a)	135	115,055
3.45%, 08/01/24 (Call 05/01/24)	86	84,019
3.60%, 06/05/27 (Call 03/05/27)(a)	208	196,839
3.65%, 05/10/51 (Call 11/10/50)	140	102,515
4.00%, 07/15/42 (Call 01/15/42)	266	212,970
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	255	218,374
3.80%, 02/15/28 (Call 11/15/27)(a)	230	213,164
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	5	3,506
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)(c)	105	86,400
4.65%, 08/15/62 (Call 02/15/62)(c)	100	81,908
		5,725,871
Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27	25	25,203
6.80%, 11/29/32	25	25,271
7.00%, 10/15/39(a)	69	70,150
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	96	91,379
4.40%, 05/01/48 (Call 11/01/47)	65	55,286
6.40%, 12/01/37	315	341,797
Security	Par (000)	Value

Iron & Steel (continued)
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	$150	$142,879
3.25%, 10/15/50 (Call 04/15/50)	71	46,412
3.45%, 04/15/30 (Call 01/15/30)	86	75,791
		874,168
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	127	91,157
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	92	87,555
4.63%, 07/28/45 (Call 01/28/45)	154	118,329
		297,041
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	52	45,503
3.70%, 01/15/31 (Call 10/15/30)	32	27,496
Hyatt Hotels Corp., 6.00%, 04/23/30 (Call 01/23/30)	91	90,391
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	60	57,915
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	60	57,547
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	172	161,467
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	192	161,697
Series R, 3.13%, 06/15/26 (Call 03/15/26)	136	127,341
Series X, 4.00%, 04/15/28 (Call 01/15/28)	67	62,499
		791,856
Machinery — 1.1%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)(a)	120	114,317
4.38%, 05/08/42	185	164,983
Caterpillar Financial Services Corp.
2.15%, 11/08/24	11	10,503
2.40%, 08/09/26	62	57,602
2.85%, 05/17/24	33	32,148
3.25%, 12/01/24(a)	89	86,671
3.30%, 06/09/24	24	23,545
3.65%, 12/07/23	13	12,860
4.90%, 01/17/25	200	200,652
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)(a)	29	25,857
2.60%, 04/09/30 (Call 01/09/30)	376	330,395
3.25%, 09/19/49 (Call 03/19/49)	15	11,642
3.25%, 04/09/50 (Call 10/09/49)(a)	110	85,226
3.40%, 05/15/24 (Call 02/15/24)	33	32,475
3.80%, 08/15/42	81	70,724
4.30%, 05/15/44 (Call 11/15/43)(a)	101	94,108
4.75%, 05/15/64 (Call 11/15/63)	107	103,450
5.20%, 05/27/41	51	52,880
5.30%, 09/15/35	104	106,794
6.05%, 08/15/36	75	82,848
CNH Industrial Capital LLC
3.95%, 05/23/25	575	560,073
4.20%, 01/15/24	392	387,500
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	679	636,678
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	30	21,522
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	49	47,147
2.88%, 09/07/49 (Call 03/07/49)	38	27,838
3.10%, 04/15/30 (Call 01/15/30)	82	74,227
3.75%, 04/15/50 (Call 10/15/49)(a)	18	15,690
3.90%, 06/09/42 (Call 12/09/41)(a)	26	23,644

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
5.38%, 10/16/29(a)	$50	$52,640
7.13%, 03/03/31	20	23,376
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	50	44,036
3.15%, 11/15/25 (Call 08/15/25)	50	47,880
5.38%, 10/15/35	25	24,893
5.38%, 03/01/41 (Call 12/01/40)	15	14,787
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	112	84,889
3.50%, 10/01/30 (Call 07/01/30)	159	133,547
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	20	16,770
John Deere Capital Corp.
1.75%, 03/09/27	14	12,535
2.05%, 01/09/25	33	31,409
2.25%, 09/14/26	92	85,545
2.45%, 01/09/30	47	40,900
2.65%, 06/10/26	5	4,712
2.80%, 09/08/27	85	78,737
2.80%, 07/18/29	61	54,851
3.05%, 01/06/28(a)	80	75,249
3.40%, 09/11/25	45	43,842
3.45%, 03/13/25	26	25,420
3.45%, 03/07/29(a)	70	65,783
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	112	103,767
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	534	447,941
4.60%, 05/15/28 (Call 02/15/28)(a)	213	202,491
Otis Worldwide Corp., 3.36%, 02/15/50 (Call 08/15/49)	29	20,790
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	40	24,416
2.88%, 03/01/25 (Call 12/01/24)(a)	25	24,104
3.50%, 03/01/29 (Call 12/01/28)	181	170,232
4.20%, 03/01/49 (Call 09/01/48)	76	65,586
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	34	31,542
4.95%, 09/15/28 (Call 06/15/28)	79	75,352
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	1,814	1,575,513
2.25%, 01/30/31 (Call 10/30/30)	1,145	940,812
3.25%, 11/01/26 (Call 08/01/26)	1,215	1,145,952
4.38%, 11/01/46 (Call 05/01/46)	10	8,563
		9,292,861
Manufacturing — 2.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	1,372	1,302,645
2.25%, 09/19/26 (Call 06/19/26)(a)	753	700,290
2.38%, 08/26/29 (Call 05/26/29)(a)	888	764,506
2.65%, 04/15/25 (Call 03/15/25)(a)	286	274,488
2.88%, 10/15/27 (Call 07/15/27)	1,950	1,816,386
3.00%, 08/07/25(a)	1,421	1,369,332
3.05%, 04/15/30 (Call 01/15/30)	620	555,780
3.25%, 02/14/24 (Call 01/14/24)	548	538,772
3.25%, 08/26/49 (Call 02/26/49)(a)	36	26,320
3.38%, 03/01/29 (Call 12/01/28)(a)	655	611,279
3.63%, 09/14/28 (Call 06/14/28)	640	611,149
3.63%, 10/15/47 (Call 04/15/47)	36	27,950
3.70%, 04/15/50 (Call 10/15/49)(a)	2	1,599
4.00%, 09/14/48 (Call 03/14/48)(a)	16	13,449
5.70%, 03/15/37	38	40,250
Security	Par (000)	Value

Manufacturing (continued)
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	$197	$165,139
3.75%, 12/01/27 (Call 09/01/27)	66	61,876
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)(a)	66	61,861
3.92%, 09/15/47 (Call 03/15/47)	65	53,745
4.00%, 11/02/32	74	68,782
4.15%, 11/02/42	86	75,282
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	842	794,200
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49).	65	54,845
5.88%, 01/14/38(a)	15	15,744
6.75%, 03/15/32	240	272,038
6.88%, 01/10/39	12	13,536
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	146	138,028
3.50%, 03/01/24 (Call 12/01/23)(a)	16	15,805
3.90%, 09/01/42 (Call 03/01/42)	89	77,660
4.88%, 09/15/41 (Call 03/15/41)	5	4,945
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	121	109,328
4.00%, 06/14/49 (Call 12/14/48)	122	98,474
4.10%, 03/01/47 (Call 09/01/46)	53	43,392
4.20%, 11/21/34 (Call 05/21/34)	181	166,361
4.45%, 11/21/44 (Call 05/21/44)	16	14,017
6.25%, 05/15/38	82	86,184
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	151	138,503
5.90%, 07/15/32 (Call 04/15/32)	150	149,057
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)	87	75,258
2.75%, 04/01/31 (Call 01/01/31)	1,571	1,295,824
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	87	74,327
3.38%, 03/01/28 (Call 12/01/27)	62	56,117
3.65%, 03/15/27 (Call 12/15/26)	60	56,300
3.90%, 09/17/29 (Call 06/17/29)	84	76,511
4.00%, 03/15/26 (Call 12/15/25)	23	22,295
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	651	620,442
4.25%, 06/15/23	945	939,954
4.30%, 02/21/48 (Call 08/21/47)	156	122,962
5.75%, 06/15/43	161	162,143
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	445	421,522
3.55%, 11/01/24 (Call 08/01/24)	1,664	1,623,215
3.80%, 03/21/29 (Call 12/21/28)	665	616,661
4.50%, 03/21/49 (Call 09/21/48)	160	133,029
4.65%, 11/01/44 (Call 05/01/44)	159	137,505
		17,767,062
Media — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	20	15,845
3.70%, 04/01/51 (Call 10/01/50)	270	172,576
3.85%, 04/01/61 (Call 10/01/60)(a)	270	167,063
3.90%, 06/01/52 (Call 12/01/51)	519	343,459
3.95%, 06/30/62 (Call 12/30/61)	329	206,846
4.40%, 12/01/61 (Call 06/01/61)	292	198,464

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.80%, 03/01/50 (Call 09/01/49)	$348	$262,841
5.13%, 07/01/49 (Call 01/01/49)	126	99,960
5.25%, 04/01/53 (Call 10/01/52)	164	131,961
5.38%, 04/01/38 (Call 10/01/37)	97	83,178
5.38%, 05/01/47 (Call 11/01/46)	516	426,056
5.50%, 04/01/63 (Call 10/01/62)	152	122,748
5.75%, 04/01/48 (Call 10/01/47)	306	262,386
6.38%, 10/23/35 (Call 04/23/35)	499	490,277
6.48%, 10/23/45 (Call 04/23/45)	520	489,684
6.83%, 10/23/55 (Call 04/23/55)	199	192,859
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	162	99,048
2.65%, 02/01/30 (Call 11/01/29)	99	86,460
2.65%, 08/15/62 (Call 02/15/62)	72	42,742
2.80%, 01/15/51 (Call 07/15/50)	130	85,435
2.89%, 11/01/51 (Call 05/01/51)	1,196	798,043
2.94%, 11/01/56 (Call 05/01/56)	742	477,611
2.99%, 11/01/63 (Call 05/01/63)	325	205,624
3.20%, 07/15/36 (Call 01/15/36)	94	77,596
3.25%, 11/01/39 (Call 05/01/39)	91	72,281
3.40%, 04/01/30 (Call 01/01/30)	49	44,958
3.40%, 07/15/46 (Call 01/15/46)	206	155,664
3.45%, 02/01/50 (Call 08/01/49)	196	146,953
3.75%, 04/01/40 (Call 10/01/39)	71	59,536
3.90%, 03/01/38 (Call 09/01/37)	133	116,786
3.97%, 11/01/47 (Call 05/01/47)	175	142,527
4.00%, 08/15/47 (Call 02/15/47)	176	145,372
4.00%, 03/01/48 (Call 09/01/47)(a)	226	186,050
4.00%, 11/01/49 (Call 05/01/49)	132	107,507
4.05%, 11/01/52 (Call 05/01/52)	299	244,495
4.15%, 10/15/28 (Call 07/15/28)	115	111,571
4.20%, 08/15/34 (Call 02/15/34)	100	93,955
4.25%, 10/15/30 (Call 07/15/30)	47	45,351
4.25%, 01/15/33	117	111,177
4.40%, 08/15/35 (Call 02/15/35)	108	102,600
4.60%, 10/15/38 (Call 04/15/38)	110	103,319
4.60%, 08/15/45 (Call 02/15/45)	146	131,705
4.65%, 07/15/42	142	130,536
4.70%, 10/15/48 (Call 04/15/48)	396	362,756
4.75%, 03/01/44	150	139,208
4.95%, 10/15/58 (Call 04/15/58)	253	236,540
5.35%, 11/15/27 (Call 10/15/27)	90	92,686
5.50%, 11/15/32 (Call 08/15/32)	100	104,949
5.65%, 06/15/35	37	38,928
6.45%, 03/15/37	408	454,251
6.50%, 11/15/35	120	133,314
6.55%, 07/01/39	20	22,269
7.05%, 03/15/33	63	72,877
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	67	63,679
3.95%, 06/15/25 (Call 03/15/25)(a)	69	65,992
3.95%, 03/20/28 (Call 12/20/27)	173	155,489
4.00%, 09/15/55 (Call 03/15/55)	425	271,787
4.13%, 05/15/29 (Call 02/15/29)	154	135,654
4.65%, 05/15/50 (Call 11/15/49)	112	81,015
4.88%, 04/01/43	67	51,807
4.90%, 03/11/26 (Call 12/11/25)	50	48,645
5.00%, 09/20/37 (Call 03/20/37)	252	208,603
5.20%, 09/20/47 (Call 03/20/47)	263	204,514
5.30%, 05/15/49 (Call 11/15/48)	184	144,591
Security	Par (000)	Value

Media (continued)
6.35%, 06/01/40	$140	$129,987
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	15	12,663
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)	29	25,502
4.71%, 01/25/29 (Call 10/25/28)	51	49,173
5.48%, 01/25/39 (Call 07/25/38)	143	131,847
5.58%, 01/25/49 (Call 07/25/48)	219	196,872
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	85	72,659
5.25%, 05/24/49 (Call 11/24/48)	30	26,729
6.63%, 01/15/40	189	190,009
NBCUniversal Media LLC
4.45%, 01/15/43	165	146,904
5.95%, 04/01/41	130	138,199
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	41	37,044
3.38%, 02/15/28 (Call 11/15/27)(a)	45	40,037
3.70%, 06/01/28 (Call 03/01/28)	56	50,565
4.20%, 06/01/29 (Call 03/01/29)	40	35,669
4.20%, 05/19/32 (Call 02/19/32)(a)	22	18,264
4.38%, 03/15/43	236	166,290
4.60%, 01/15/45 (Call 07/15/44)	113	81,511
4.85%, 07/01/42 (Call 01/01/42)	60	45,464
4.90%, 08/15/44 (Call 02/15/44)	149	110,837
4.95%, 01/15/31 (Call 10/15/30)	119	107,306
4.95%, 05/19/50 (Call 11/19/49)	145	108,199
5.25%, 04/01/44 (Call 10/01/43)	44	34,384
5.50%, 05/15/33(a)	93	84,849
5.85%, 09/01/43 (Call 03/01/43)	256	216,320
5.90%, 10/15/40 (Call 04/15/40)(a)	82	73,450
6.88%, 04/30/36	213	211,381
7.88%, 07/30/30	34	36,786
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	97	91,398
5.85%, 04/15/40	46	45,126
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33.	53	59,406
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	156	117,538
5.50%, 09/01/41 (Call 03/01/41)	198	169,359
5.88%, 11/15/40 (Call 05/15/40)	190	168,148
6.55%, 05/01/37	256	246,720
6.75%, 06/15/39	236	228,724
7.30%, 07/01/38	265	270,260
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	61	55,532
2.95%, 06/15/27(a)	56	52,613
3.00%, 02/13/26	39	37,202
3.00%, 07/30/46	17	12,184
3.15%, 09/17/25	68	65,438
3.70%, 12/01/42	210	172,771
4.13%, 06/01/44(a)	191	167,194
4.38%, 08/16/41(a)	148	134,113
Series B, 7.00%, 03/01/32(a)	33	37,751
Series E, 4.13%, 12/01/41	203	177,601
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)	84	71,203
2.75%, 09/01/49 (Call 03/01/49)	515	349,500
3.35%, 03/24/25	25	24,347
3.38%, 11/15/26 (Call 08/15/26)	42	40,112

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.60%, 01/13/51 (Call 07/13/50)	$430	$337,597
3.70%, 10/15/25 (Call 07/15/25)	35	34,164
3.70%, 03/23/27	54	52,275
3.80%, 03/22/30	79	74,360
3.80%, 05/13/60 (Call 11/13/59)	182	144,339
4.63%, 03/23/40 (Call 09/23/39)	122	116,177
4.70%, 03/23/50 (Call 09/23/49)(a)	260	244,598
4.75%, 09/15/44 (Call 03/15/44)(a)	200	188,234
4.75%, 11/15/46 (Call 05/15/46)	133	124,215
4.95%, 10/15/45 (Call 04/15/45)	212	204,731
5.40%, 10/01/43	179	181,860
6.15%, 03/01/37	15	16,221
6.15%, 02/15/41	110	121,640
6.20%, 12/15/34	45	49,602
6.40%, 12/15/35	40	44,632
6.55%, 03/15/33	23	25,684
6.65%, 11/15/37	83	95,687
7.75%, 12/01/45	15	19,299
		18,329,114
Metal Fabricate & Hardware — 0.0%
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	10	9,770
4.50%, 12/15/28 (Call 09/15/28)	5	4,765
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	25	21,945
5.25%, 10/01/54 (Call 04/01/54)	25	21,779
		58,259
Mining — 0.3%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	370	319,121
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	15	14,130
5.45%, 03/15/43 (Call 09/15/42)(a)	210	188,834
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)(a)	55	52,438
5.95%, 03/15/24 (Call 12/15/23)	188	188,799
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	102	82,620
2.80%, 10/01/29 (Call 07/01/29)	46	39,589
4.88%, 03/15/42 (Call 09/15/41)(a)	229	210,167
5.45%, 06/09/44 (Call 12/09/43)	18	17,198
5.88%, 04/01/35	162	166,473
6.25%, 10/01/39	241	254,231
Rio Tinto Alcan Inc.
5.75%, 06/01/35	81	84,233
6.13%, 12/15/33	180	192,190
7.25%, 03/15/31	92	105,085
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	20	13,622
5.20%, 11/02/40	86	87,931
7.13%, 07/15/28	83	92,131
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	185	163,464
4.75%, 03/22/42 (Call 09/22/41)	97	92,138
Southern California Gas Co., 6.35%, 11/15/52	20	22,532
		2,386,926
Security	Par (000)	Value

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31 (Call 09/01/31)	$93	$76,747
4.25%, 04/01/28 (Call 01/03/23)	50	45,155
		121,902
Oil & Gas — 2.5%
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	251	167,041
2.94%, 06/04/51 (Call 12/04/50)	253	172,809
3.00%, 02/24/50 (Call 08/24/49)(a)	207	143,035
3.00%, 03/17/52 (Call 09/17/51)(a)	150	102,831
3.02%, 01/16/27 (Call 10/16/26)	152	142,840
3.12%, 05/04/26 (Call 02/04/26)	193	184,342
3.38%, 02/08/61 (Call 08/08/60)	264	187,585
3.41%, 02/11/26 (Call 12/11/25)	185	178,862
3.54%, 04/06/27 (Call 02/06/27)	131	125,529
3.59%, 04/14/27 (Call 01/14/27)	120	115,535
3.63%, 04/06/30 (Call 01/06/30)	241	224,554
3.80%, 09/21/25 (Call 07/21/25)(a)	38	37,387
3.94%, 09/21/28 (Call 06/21/28)	143	137,660
4.23%, 11/06/28 (Call 08/06/28)	175	170,783
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	161	152,279
3.72%, 11/28/28 (Call 08/28/28)	169	161,439
Burlington Resources LLC
5.95%, 10/15/36	30	31,461
7.20%, 08/15/31	50	57,634
7.40%, 12/01/31	15	17,458
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	276	206,561
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	149	97,221
5.25%, 11/15/43 (Call 05/15/43)	10	10,209
Conoco Funding Co., 7.25%, 10/15/31	200	230,518
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)(a)	33	32,186
4.03%, 03/15/62 (Call 09/15/61)	350	285,600
4.30%, 11/15/44 (Call 05/15/44)	202	179,501
5.90%, 10/15/32	216	235,565
5.90%, 05/15/38(a)	300	321,759
5.95%, 03/15/46 (Call 09/15/45)	200	218,332
6.50%, 02/01/39	92	105,822
6.95%, 04/15/29	512	571,397
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	130	113,265
5.00%, 06/15/45 (Call 12/15/44)	225	201,449
5.60%, 07/15/41 (Call 01/15/41)	166	160,510
7.88%, 09/30/31	49	56,028
7.95%, 04/15/32(a)	46	52,982
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)(a)	314	279,984
4.40%, 03/24/51 (Call 09/24/50)(a)	123	96,958
6.25%, 03/15/33 (Call 12/15/32)	20	20,711
6.25%, 03/15/53	50	49,910
Eni USA Inc., 7.30%, 11/15/27	100	107,336
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	72	65,529
4.38%, 04/15/30 (Call 01/15/30)	22	21,618
4.95%, 04/15/50 (Call 10/15/49)	218	214,309
EQT Corp.
5.00%, 01/15/29 (Call 07/15/28)	105	100,657
7.00%, 02/01/30 (Call 11/01/29)	345	363,023

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Exxon Mobil Corp.
3.10%, 08/16/49 (Call 02/16/49)	$196	$144,291
3.45%, 04/15/51 (Call 10/15/50)	268	208,475
3.48%, 03/19/30 (Call 12/19/29)	207	194,864
3.57%, 03/06/45 (Call 09/06/44)	188	152,622
4.11%, 03/01/46 (Call 09/01/45)	543	476,108
4.23%, 03/19/40 (Call 09/19/39)	217	199,215
4.33%, 03/19/50 (Call 09/19/49)	405	366,723
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	588	572,853
4.30%, 04/01/27 (Call 01/01/27)	1,553	1,492,914
5.60%, 02/15/41	135	129,738
6.00%, 01/15/40	171	172,722
7.13%, 03/15/33	183	200,610
7.30%, 08/15/31	377	414,930
7.88%, 10/01/29(a)	316	354,388
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(a)	54	52,221
5.20%, 06/01/45 (Call 12/01/44)	63	55,953
6.60%, 10/01/37	199	204,459
6.80%, 03/15/32	271	285,398
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	22	21,493
3.80%, 04/01/28 (Call 01/01/28)	155	144,427
4.50%, 04/01/48 (Call 10/01/47)	62	50,126
4.70%, 05/01/25 (Call 04/01/25)	25	24,780
4.75%, 09/15/44 (Call 03/15/44)	163	139,590
5.00%, 09/15/54 (Call 03/15/54)	10	8,611
5.13%, 12/15/26 (Call 09/15/26)	201	201,372
6.50%, 03/01/41 (Call 09/01/40)	261	274,888
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	15	14,904
Ovintiv Inc.
6.50%, 08/15/34	933	961,848
6.50%, 02/01/38	85	86,816
6.63%, 08/15/37	165	171,940
7.20%, 11/01/31	133	141,979
7.38%, 11/01/31	50	54,494
8.13%, 09/15/30	170	189,795
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	115	82,158
3.85%, 04/09/25 (Call 03/09/25)	262	256,642
3.90%, 03/15/28 (Call 12/15/27)	276	262,059
4.65%, 11/15/34 (Call 05/15/34)	228	217,138
4.88%, 11/15/44 (Call 05/15/44)	257	241,218
4.90%, 10/01/46 (Call 04/01/46)(c)	98	88,792
5.88%, 05/01/42	202	212,876
Shell International Finance BV
3.00%, 11/26/51 (Call 05/26/51)	40	28,204
3.13%, 11/07/49 (Call 05/07/49)	20	14,586
3.25%, 04/06/50 (Call 10/06/49)	20	14,871
4.00%, 05/10/46	235	198,700
4.13%, 05/11/35	475	446,538
4.38%, 05/11/45	45	40,398
6.38%, 12/15/38	1,050	1,184,684
Tosco Corp., 8.13%, 02/15/30	225	266,447
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	69	66,112
2.83%, 01/10/30 (Call 10/10/29)	125	111,775
2.99%, 06/29/41 (Call 12/29/40)	42	32,051
3.13%, 05/29/50 (Call 11/29/49)	375	271,560
Security	Par (000)	Value

Oil & Gas (continued)
3.39%, 06/29/60 (Call 12/29/59)	$47	$33,922
3.46%, 02/19/29 (Call 11/19/28)	147	138,340
3.46%, 07/12/49 (Call 01/12/49)	221	170,932
3.70%, 01/15/24	60	59,299
3.75%, 04/10/24	24	23,701
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	278	271,239
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	97	70,938
4.00%, 06/01/52 (Call 12/01/51)(a)	64	49,795
4.35%, 06/01/28 (Call 03/01/28)	91	88,710
4.90%, 03/15/45	178	163,198
6.63%, 06/15/37	306	329,672
7.50%, 04/15/32	260	295,890
		20,807,996
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	211	198,226
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	420	374,569
3.34%, 12/15/27 (Call 09/15/27)	512	479,032
4.08%, 12/15/47 (Call 06/15/47)	349	278,495
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	304	263,434
3.80%, 11/15/25 (Call 08/15/25)	130	127,195
4.50%, 11/15/41 (Call 05/15/41)	92	78,030
4.75%, 08/01/43 (Call 02/01/43)	198	173,474
4.85%, 11/15/35 (Call 05/15/35)	242	227,250
5.00%, 11/15/45 (Call 05/15/45)	245	220,613
6.70%, 09/15/38	28	30,265
7.45%, 09/15/39	174	199,875
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	262	233,893
3.95%, 12/01/42 (Call 06/01/42)	267	191,452
Schlumberger Investment SA, 2.65%, 06/26/30
(Call 03/26/30)	359	312,646
		3,388,449
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)(a)	160	151,542
4.50%, 05/15/28 (Call 02/15/28)	68	63,908
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	247	201,463
2.69%, 05/25/31 (Call 02/25/31)	155	125,902
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	21	18,256
4.05%, 12/15/49 (Call 06/15/49)	9	7,073
Sonoco Products Co.
3.13%, 05/01/30 (Call 02/01/30)	179	155,094
5.75%, 11/01/40 (Call 05/01/40)(a)	5	4,901
WestRock MWV LLC
7.95%, 02/15/31(a)	18	20,269
8.20%, 01/15/30	76	86,115
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	49	45,000
3.90%, 06/01/28 (Call 03/01/28)	19	17,559
4.00%, 03/15/28 (Call 12/15/27)	78	72,912
4.20%, 06/01/32 (Call 03/01/32)	35	31,673
4.90%, 03/15/29 (Call 12/15/28)	14	13,549
		1,015,216

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 3.6%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	$217	$206,473
4.05%, 11/21/39 (Call 05/21/39)	390	340,735
4.25%, 11/14/28 (Call 08/14/28)	97	94,651
4.25%, 11/21/49 (Call 05/21/49)	852	731,928
4.30%, 05/14/36 (Call 11/14/35)	417	386,455
4.40%, 11/06/42	380	340,123
4.45%, 05/14/46 (Call 11/14/45)	512	451,287
4.50%, 05/14/35 (Call 11/14/34)	627	594,095
4.70%, 05/14/45 (Call 11/14/44)	597	548,870
4.85%, 06/15/44 (Call 12/15/43)	128	119,926
4.88%, 11/14/48 (Call 05/14/48)	248	232,713
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	40	38,613
3.45%, 12/15/27 (Call 09/15/27)	83	77,866
4.25%, 03/01/45 (Call 09/01/44)	177	147,632
4.30%, 12/15/47 (Call 06/15/47)(a)	196	165,985
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	187	177,618
3.38%, 11/16/25	1,020	988,309
4.00%, 01/17/29 (Call 10/17/28)	456	443,191
4.00%, 09/18/42	160	141,763
4.38%, 11/16/45	309	284,824
4.38%, 08/17/48 (Call 02/17/48)	226	208,049
6.45%, 09/15/37	643	733,104
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	300	286,833
4.67%, 06/06/47 (Call 12/06/46)	383	348,178
4.69%, 12/15/44 (Call 06/15/44)	232	212,503
Bristol-Myers Squibb Co.
2.55%, 11/13/50 (Call 05/13/50)	84	55,255
3.25%, 08/01/42	113	89,013
3.70%, 03/15/52 (Call 09/15/51)	80	65,089
3.90%, 03/15/62 (Call 09/15/61)	380	307,625
4.25%, 10/26/49 (Call 04/26/49)	698	621,374
4.35%, 11/15/47 (Call 05/15/47)	255	231,183
4.50%, 03/01/44 (Call 09/01/43)(a)	25	22,941
4.55%, 02/20/48 (Call 08/20/47)	322	298,349
4.63%, 05/15/44 (Call 11/15/43)	50	47,314
5.00%, 08/15/45 (Call 02/15/45)	49	48,628
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	69	66,886
3.41%, 06/15/27 (Call 03/15/27)	99	93,070
3.50%, 11/15/24 (Call 08/15/24)	122	118,162
3.75%, 09/15/25 (Call 06/15/25)(a)	375	362,831
4.37%, 06/15/47 (Call 12/15/46)	227	181,788
4.50%, 11/15/44 (Call 05/15/44)	137	111,622
4.60%, 03/15/43	112	94,146
4.90%, 09/15/45 (Call 03/15/45)	181	156,941
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	362	307,577
3.20%, 03/15/40 (Call 09/15/39)	70	54,380
3.40%, 03/15/50 (Call 09/15/49)	257	186,885
3.40%, 03/15/51 (Call 09/15/50)	130	94,817
3.88%, 10/15/47 (Call 04/15/47)	236	186,504
4.13%, 11/15/25 (Call 09/15/25)	638	625,942
4.38%, 10/15/28 (Call 07/15/28)	595	580,119
4.80%, 08/15/38 (Call 02/15/38)	372	352,098
4.80%, 07/15/46 (Call 01/16/46)	229	208,933
4.90%, 12/15/48 (Call 06/15/48)(a)	568	524,497
Security	Par (000)	Value

Pharmaceuticals (continued)
6.13%, 11/15/41(a)	$139	$148,009
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	138	129,440
3.00%, 08/15/26 (Call 06/15/26)	41	38,575
3.25%, 08/15/29 (Call 05/15/29)	79	71,458
3.63%, 04/01/27 (Call 02/01/27)	256	245,509
3.75%, 04/01/30 (Call 01/01/30)	38	35,155
3.88%, 07/20/25 (Call 04/20/25)	47	46,204
4.13%, 04/01/40 (Call 10/01/39)	288	242,775
4.25%, 04/01/50 (Call 10/01/49)	251	207,037
4.30%, 03/25/28 (Call 12/25/27)	694	674,686
4.78%, 03/25/38 (Call 09/25/37)	441	408,198
4.88%, 07/20/35 (Call 01/20/35)	515	494,055
5.05%, 03/25/48 (Call 09/25/47)	1,272	1,178,025
5.13%, 07/20/45 (Call 01/20/45)	443	414,077
5.30%, 12/05/43 (Call 06/05/43)	220	209,689
6.13%, 09/15/39	131	137,439
6.25%, 06/01/27(a)	64	67,713
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	542	354,045
3.10%, 05/15/27 (Call 02/15/27)	41	38,999
3.38%, 03/15/29 (Call 12/15/28)	257	244,158
3.70%, 03/01/45 (Call 09/01/44)	91	78,763
3.95%, 05/15/47 (Call 11/15/46)(a)	15	13,501
3.95%, 03/15/49 (Call 09/15/48)	155	140,182
4.15%, 03/15/59 (Call 09/15/58)	105	93,895
5.50%, 03/15/27(a)	20	20,990
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	485	476,144
3.88%, 05/15/28	126	122,033
4.20%, 03/18/43	154	137,222
5.38%, 04/15/34	54	56,462
6.38%, 05/15/38	282	322,622
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	294	287,173
3.38%, 06/01/29 (Call 03/01/29)	58	54,113
Johnson & Johnson
2.45%, 09/01/60 (Call 03/01/60)	36	23,202
3.50%, 01/15/48 (Call 07/15/47)	40	33,364
3.70%, 03/01/46 (Call 09/01/45)	343	295,731
3.75%, 03/03/47 (Call 09/03/46)	227	196,205
4.38%, 12/05/33 (Call 06/05/33)(a)	16	16,041
4.50%, 09/01/40	6	5,819
4.50%, 12/05/43 (Call 06/05/43)	127	123,623
4.85%, 05/15/41	53	53,286
4.95%, 05/15/33	20	21,164
5.85%, 07/15/38	102	113,270
5.95%, 08/15/37	163	185,918
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	94	89,292
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	655	645,044
4.60%, 06/01/44 (Call 12/01/43)	120	109,105
5.90%, 11/01/39	21	21,892
Merck & Co. Inc.
2.45%, 06/24/50 (Call 12/24/49)(a)	50	33,045
2.75%, 12/10/51 (Call 06/10/51)	200	138,994
2.90%, 12/10/61 (Call 06/10/61)	270	180,319
3.40%, 03/07/29 (Call 12/07/28)	124	116,858
3.60%, 09/15/42 (Call 03/15/42)	118	99,259
3.70%, 02/10/45 (Call 08/10/44)	435	366,261

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.90%, 03/07/39 (Call 09/07/38)	$62	$55,496
4.00%, 03/07/49 (Call 09/07/48)	252	222,677
4.15%, 05/18/43	107	97,466
6.50%, 12/01/33	237	272,882
6.55%, 09/15/37	102	118,845
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	120	129,757
5.95%, 12/01/28	78	84,560
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	234	181,434
5.40%, 11/29/43 (Call 05/29/43)	64	51,548
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	90	64,007
4.00%, 11/20/45 (Call 05/20/45)	118	106,519
4.40%, 05/06/44	91	86,575
Pfizer Inc.
2.70%, 05/28/50 (Call 11/28/49)(a)	500	356,180
4.00%, 03/15/49 (Call 09/15/48)(a)	43	38,415
4.13%, 12/15/46	96	87,433
4.20%, 09/15/48 (Call 03/15/48)	86	79,006
7.20%, 03/15/39	87	107,442
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	253	238,490
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	257	180,175
3.38%, 07/09/60 (Call 01/09/60)	222	152,880
5.00%, 11/26/28 (Call 08/26/28)	215	214,671
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	210	163,466
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)	379	247,434
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	25	20,525
3.00%, 09/12/27 (Call 06/12/27)	392	362,623
3.00%, 05/15/50 (Call 11/15/49)(a)	85	59,290
3.90%, 08/20/28 (Call 05/20/28)	182	173,712
3.95%, 09/12/47 (Call 03/12/47)	283	233,002
4.45%, 08/20/48 (Call 02/20/48)	154	135,531
4.50%, 11/13/25 (Call 08/13/25)	363	360,949
4.70%, 02/01/43 (Call 08/01/42)	473	440,316
		29,575,037
Pipelines — 3.2%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	490	468,362
4.80%, 05/03/29 (Call 02/03/29)	159	150,257
4.95%, 12/15/24 (Call 09/15/24)	95	94,185
5.95%, 06/01/26 (Call 03/01/26)	82	83,638
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	40	31,487
3.70%, 11/15/29 (Call 05/18/29)	319	291,751
5.13%, 06/30/27 (Call 01/01/27)	273	273,431
5.88%, 03/31/25 (Call 10/02/24)	130	130,667
7.00%, 06/30/24 (Call 01/01/24)(a)	185	187,658
Columbia Pipeline Group Inc., 5.80%, 06/01/45
(Call 12/01/44)	96	95,284
Enbridge Energy Partners LP
7.38%, 10/15/45 (Call 04/15/45)	124	141,174
Series B, 7.50%, 04/15/38	97	107,978
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	156	148,145
3.13%, 11/15/29 (Call 08/15/29)	160	141,285
3.40%, 08/01/51 (Call 02/01/51)	80	56,411
Security	Par (000)	Value

Pipelines (continued)
3.50%, 06/10/24 (Call 03/10/24)	$102	$99,434
3.70%, 07/15/27 (Call 04/15/27)	102	96,275
4.00%, 11/15/49 (Call 05/15/49)	103	80,413
4.25%, 12/01/26 (Call 09/01/26)	81	78,619
4.50%, 06/10/44 (Call 12/10/43)	94	79,136
5.50%, 12/01/46 (Call 06/01/46)	132	127,140
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)	795	721,319
4.40%, 03/15/27 (Call 12/15/26)	174	166,575
4.95%, 05/15/28 (Call 02/15/28)	1,196	1,154,068
5.00%, 05/15/44 (Call 11/15/43)	1,320	1,100,550
5.00%, 05/15/50 (Call 11/15/49)	100	82,415
5.40%, 10/01/47 (Call 04/01/47)	5	4,323
6.25%, 04/15/49 (Call 10/15/48)	100	94,569
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	135	116,833
3.13%, 07/31/29 (Call 04/30/29)	11	9,807
3.70%, 01/31/51 (Call 07/31/50)	60	44,566
3.95%, 01/31/60 (Call 07/31/59)	214	158,486
4.15%, 10/16/28 (Call 07/16/28)	62	59,162
4.20%, 01/31/50 (Call 07/31/49)	144	115,066
4.25%, 02/15/48 (Call 08/15/47)	193	156,762
4.45%, 02/15/43 (Call 08/15/42)	150	128,595
4.80%, 02/01/49 (Call 08/01/48)	78	68,566
4.85%, 08/15/42 (Call 02/15/42)	101	91,811
4.85%, 03/15/44 (Call 09/15/43)	147	130,961
4.90%, 05/15/46 (Call 11/15/45)	182	162,431
4.95%, 10/15/54 (Call 04/15/54)	85	73,657
5.10%, 02/15/45 (Call 08/15/44)	327	300,546
5.38%, 02/15/78 (Call 02/15/28),
(3 mo. LIBOR US + 2.570%)(b)	337	255,011
5.70%, 02/15/42	90	88,720
5.95%, 02/01/41	151	153,620
6.13%, 10/15/39	75	77,585
6.45%, 09/01/40(a)	24	25,546
7.55%, 04/15/38	60	68,455
Series D, 6.88%, 03/01/33	8	8,841
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3 mo. LIBOR US + 3.033%)(b)	134	109,111
Series H, 6.65%, 10/15/34	14	15,053
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	79	67,212
5.00%, 08/15/42 (Call 02/15/42)	117	102,487
5.00%, 03/01/43 (Call 09/01/42)	158	139,122
5.40%, 09/01/44 (Call 03/01/44)	118	107,756
5.50%, 03/01/44 (Call 09/01/43)	125	115,929
5.63%, 09/01/41	70	64,569
5.80%, 03/15/35	53	52,637
6.38%, 03/01/41	73	73,701
6.50%, 02/01/37	98	99,840
6.50%, 09/01/39	103	106,025
6.55%, 09/15/40	95	96,320
6.95%, 01/15/38	221	236,890
7.30%, 08/15/33	151	165,220
7.40%, 03/15/31(a)	54	59,117
7.50%, 11/15/40	74	81,455
7.75%, 03/15/32	146	163,321
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	130	86,408
3.60%, 02/15/51 (Call 08/15/50)	62	44,180

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.30%, 06/01/25 (Call 03/01/25)	$249	$245,327
4.30%, 03/01/28 (Call 12/01/27)(a)	229	221,207
5.05%, 02/15/46 (Call 08/15/45)	205	180,423
5.20%, 03/01/48 (Call 09/01/47)	135	120,305
5.30%, 12/01/34 (Call 06/01/34)	266	253,745
5.55%, 06/01/45 (Call 12/01/44)	227	212,218
7.75%, 01/15/32	273	311,799
7.80%, 08/01/31	128	144,844
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	5	3,753
4.20%, 10/03/47 (Call 04/03/47)	84	64,730
4.25%, 09/15/46 (Call 03/15/46)	87	67,456
4.85%, 02/01/49 (Call 08/01/48)	83	69,392
5.15%, 10/15/43 (Call 04/15/43)	93	82,731
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	169	158,343
4.13%, 03/01/27 (Call 12/01/26)	336	320,769
4.25%, 12/01/27 (Call 09/01/27)	121	115,452
4.50%, 04/15/38 (Call 10/15/37)	274	235,300
4.70%, 04/15/48 (Call 10/15/47)	313	253,242
4.80%, 02/15/29 (Call 11/15/28)	182	175,186
4.90%, 04/15/58 (Call 10/15/57)	107	86,782
4.95%, 03/14/52 (Call 09/14/51)	60	50,059
5.20%, 03/01/47 (Call 09/01/46)	267	231,711
5.50%, 02/15/49 (Call 08/15/48)	166	149,945
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	28	26,505
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	389	357,417
2.75%, 09/01/24 (Call 08/01/24)	242	232,439
3.10%, 03/15/30 (Call 12/15/29)	203	171,921
3.40%, 09/01/29 (Call 06/01/29)	262	228,419
4.00%, 07/13/27 (Call 04/13/27)	274	258,045
4.35%, 03/15/29 (Call 12/15/28)	215	199,944
4.45%, 09/01/49 (Call 03/01/49)	98	74,497
4.50%, 03/15/50 (Call 09/15/49)	97	74,077
4.55%, 07/15/28 (Call 04/15/28)	228	216,611
4.95%, 07/13/47 (Call 01/06/47)	140	116,208
5.20%, 07/15/48 (Call 01/15/48)	99	84,489
6.00%, 06/15/35	236	229,321
6.35%, 01/15/31 (Call 10/15/30)	65	66,977
7.15%, 01/15/51 (Call 07/15/50)(a)	89	92,038
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	1,302	1,286,038
6.13%, 02/01/41 (Call 08/01/40)	181	173,347
6.20%, 09/15/43 (Call 03/15/43)	176	165,597
6.65%, 10/01/36	222	223,723
6.85%, 10/15/37	203	209,086
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	192	167,766
4.70%, 06/15/44 (Call 12/15/43)	86	66,728
4.90%, 02/15/45 (Call 08/15/44)	44	35,185
5.15%, 06/01/42 (Call 12/01/41)	74	61,305
6.65%, 01/15/37	191	191,590
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	334	316,388
4.50%, 05/15/30 (Call 11/15/29)	167	157,934
5.00%, 03/15/27 (Call 09/15/26)	354	349,618
5.63%, 03/01/25 (Call 12/01/24)	474	475,673
5.88%, 06/30/26 (Call 12/31/25)	432	438,592
5.90%, 09/15/37(c)	60	60,801
Security	Par (000)	Value

Pipelines (continued)
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	$253	$237,081
3.50%, 03/15/25 (Call 12/15/24)	178	171,711
4.50%, 03/15/45 (Call 09/15/44)	141	118,525
4.75%, 03/15/24 (Call 12/15/23)(a)	88	87,519
5.95%, 09/25/43 (Call 03/25/43)	156	154,181
Targa Resources Corp., 4.95%, 04/15/52 (Call 10/15/51)	60	48,763
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)(a)	45	46,238
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	241	229,121
4.38%, 03/13/25 (Call 12/13/24)(a)	59	57,986
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27(a)	207	221,726
7.00%, 10/15/28(a)	156	169,171
7.63%, 04/01/37	5	5,497
Texas Eastern Transmission LP, 7.00%, 07/15/32	93	102,717
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	153	143,107
4.25%, 05/15/28 (Call 02/15/28)	92	88,030
4.63%, 03/01/34 (Call 12/01/33)	131	121,451
4.75%, 05/15/38 (Call 11/15/37)	86	77,874
4.88%, 05/15/48 (Call 11/15/47)	116	104,734
5.10%, 03/15/49 (Call 09/15/48)	128	119,773
5.60%, 03/31/34	87	85,818
5.85%, 03/15/36	128	128,411
6.10%, 06/01/40	111	114,402
6.20%, 10/15/37	155	160,840
7.25%, 08/15/38	133	150,527
7.63%, 01/15/39	156	182,916
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	148	116,183
4.00%, 03/15/28 (Call 12/15/27)	98	92,821
4.45%, 08/01/42 (Call 02/01/42)	65	56,469
4.60%, 03/15/48 (Call 09/15/47)	178	152,542
5.40%, 08/15/41 (Call 02/15/41)	123	119,367
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	207	203,158
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	123	116,400
4.85%, 03/01/48 (Call 09/01/47)	148	129,408
4.90%, 01/15/45 (Call 07/15/44)	142	123,320
5.10%, 09/15/45 (Call 03/15/45)	195	175,504
5.40%, 03/04/44 (Call 09/04/43)	92	85,049
5.75%, 06/24/44 (Call 12/24/43)	82	80,022
5.80%, 11/15/43 (Call 05/15/43)	107	105,107
6.30%, 04/15/40	213	221,697
8.75%, 03/15/32	86	103,538
		26,139,631
Real Estate — 0.3%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	334	327,684
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	923	723,401
4.88%, 03/01/26 (Call 12/01/25)	1,112	1,113,112
		2,164,197
Real Estate Investment Trusts — 2.9%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	13	11,032
3.00%, 05/18/51 (Call 11/18/50)	150	97,579
3.38%, 08/15/31 (Call 05/15/31)	25	21,950

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.55%, 03/15/52 (Call 09/15/51)	$65	$47,042
3.95%, 01/15/27 (Call 10/15/26)	156	149,905
3.95%, 01/15/28 (Call 10/15/27)	38	35,792
4.00%, 02/01/50 (Call 08/01/49)	239	184,573
4.30%, 01/15/26 (Call 10/15/25)	160	156,571
4.50%, 07/30/29 (Call 04/30/29)	3	2,843
4.70%, 07/01/30 (Call 04/01/30)	98	94,129
4.85%, 04/15/49 (Call 10/15/48)	100	85,845
4.90%, 12/15/30 (Call 09/15/30)	77	75,095
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	60	55,954
4.30%, 04/15/52 (Call 10/15/51)	7	5,190
4.90%, 02/15/29 (Call 11/15/28)	66	62,796
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	70	54,621
2.10%, 06/15/30 (Call 03/15/30)	27	21,695
2.30%, 09/15/31 (Call 06/15/31)	55	43,619
2.40%, 03/15/25 (Call 02/15/25)(a)	286	268,820
2.70%, 04/15/31 (Call 01/15/31)	120	99,004
2.75%, 01/15/27 (Call 11/15/26)	162	146,840
2.90%, 01/15/30 (Call 10/15/29)	286	245,457
2.95%, 01/15/25 (Call 12/15/24)	308	294,162
2.95%, 01/15/51 (Call 07/15/50)	85	54,427
3.10%, 06/15/50 (Call 12/15/49)	330	219,179
3.13%, 01/15/27 (Call 10/15/26)	343	315,526
3.38%, 05/15/24 (Call 04/15/24)	95	92,555
3.38%, 10/15/26 (Call 07/15/26)	344	320,973
3.55%, 07/15/27 (Call 04/15/27)	295	274,391
3.60%, 01/15/28 (Call 10/15/27)	225	207,405
3.70%, 10/15/49 (Call 04/15/49)	234	171,227
3.80%, 08/15/29 (Call 05/15/29)	302	276,466
3.95%, 03/15/29 (Call 12/15/28)	57	52,852
4.00%, 06/01/25 (Call 03/01/25)	265	257,267
4.40%, 02/15/26 (Call 11/15/25)	209	204,197
5.00%, 02/15/24(a)	163	162,811
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	12	10,108
3.20%, 01/15/28 (Call 10/15/27)	33	30,395
3.30%, 06/01/29 (Call 03/01/29)	32	28,882
3.90%, 10/15/46 (Call 04/15/46)	121	94,779
4.15%, 07/01/47 (Call 01/01/47)(a)	25	20,410
4.35%, 04/15/48 (Call 10/18/47)	25	20,905
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	195	143,530
2.55%, 04/01/32 (Call 01/01/32)	120	92,476
2.75%, 10/01/26 (Call 07/01/26)	115	104,396
2.90%, 03/15/30 (Call 12/15/29)	66	54,103
3.20%, 01/15/25 (Call 10/15/24)	247	236,967
3.25%, 01/30/31 (Call 10/30/30)	271	226,605
3.40%, 06/21/29 (Call 03/21/29)	149	128,834
3.65%, 02/01/26 (Call 11/03/25)	458	435,732
3.80%, 02/01/24 (Call 11/01/23)	18	17,655
4.50%, 12/01/28 (Call 09/01/28)	118	110,175
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	374	327,538
4.55%, 10/01/29 (Call 07/01/29)	5	4,360
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	25	19,048
3.65%, 06/15/24 (Call 04/15/24)	5	4,848
3.85%, 02/01/25 (Call 11/01/24)	98	94,366
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.90%, 03/15/27 (Call 12/15/26)	$86	$79,814
4.13%, 06/15/26 (Call 03/15/26)	124	117,011
4.13%, 05/15/29 (Call 02/15/29)	88	78,451
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	9	7,773
3.15%, 07/01/29 (Call 04/01/29)	72	64,325
3.35%, 11/01/49 (Call 05/01/49)(a)	4	2,836
4.10%, 10/15/28 (Call 07/15/28)	56	53,358
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	40	30,982
2.25%, 03/15/26 (Call 02/15/26)	975	863,431
2.75%, 04/15/31 (Call 01/15/31)	82	62,193
2.90%, 12/01/33 (Call 09/01/33)	105	75,319
Crown Castle Inc.
2.10%, 04/01/31 (Call 01/01/31)	37	29,370
2.25%, 01/15/31 (Call 10/15/30)	145	117,373
3.25%, 01/15/51 (Call 07/15/50)	179	123,188
3.30%, 07/01/30 (Call 04/01/30)	120	105,960
3.65%, 09/01/27 (Call 06/01/27)	132	123,409
3.70%, 06/15/26 (Call 03/15/26)	202	192,359
3.80%, 02/15/28 (Call 11/15/27)	117	109,326
4.00%, 03/01/27 (Call 12/01/26)	143	136,671
4.45%, 02/15/26 (Call 11/15/25)	142	138,806
4.75%, 05/15/47 (Call 11/15/46)	153	133,139
Crown Castle International Corp.
2.50%, 07/15/31 (Call 04/15/31)	47	38,376
3.10%, 11/15/29 (Call 08/15/29)	125	109,711
4.00%, 11/15/49 (Call 05/15/49)	92	71,839
4.15%, 07/01/50 (Call 01/01/50)	70	55,624
4.30%, 02/15/29 (Call 11/15/28)(a)	139	132,521
5.20%, 02/15/49 (Call 08/15/48)(a)	114	104,979
CubeSmart LP
3.00%, 02/15/30 (Call 11/15/29)	20	16,780
4.38%, 02/15/29 (Call 11/15/28)	15	14,004
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	120	108,812
3.70%, 08/15/27 (Call 05/15/27)	22	20,557
4.45%, 07/15/28 (Call 04/15/28)	130	124,041
5.55%, 01/15/28 (Call 12/15/27)	95	95,287
Equinix Inc.
1.80%, 07/15/27 (Call 05/15/27)	176	151,501
2.15%, 07/15/30 (Call 04/15/30)	317	254,503
2.50%, 05/15/31 (Call 02/15/31)	105	84,932
2.63%, 11/18/24 (Call 10/18/24)	412	392,442
2.90%, 11/18/26 (Call 09/18/26)	219	200,389
2.95%, 09/15/51 (Call 03/15/51)	254	162,999
3.00%, 07/15/50 (Call 01/15/50)	94	61,220
3.20%, 11/18/29 (Call 08/18/29)	515	452,896
3.40%, 02/15/52 (Call 08/15/51)	75	52,788
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	135	113,303
2.85%, 11/01/26 (Call 08/01/26)	65	60,239
3.00%, 07/01/29 (Call 04/01/29)	64	56,281
3.25%, 08/01/27 (Call 05/01/27)	53	48,871
3.50%, 03/01/28 (Call 12/01/27)	37	34,349
4.00%, 08/01/47 (Call 02/01/47)	27	21,494
4.15%, 12/01/28 (Call 09/01/28)(a)	28	26,530
4.50%, 07/01/44 (Call 01/01/44)	154	135,095
4.50%, 06/01/45 (Call 12/01/44)	20	17,197

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	$40	$31,909
3.00%, 01/15/30 (Call 10/15/29)	10	8,489
4.00%, 03/01/29 (Call 12/01/28)	20	18,329
4.50%, 03/15/48 (Call 09/15/47)	22	18,011
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	56	48,882
3.25%, 07/15/27 (Call 04/15/27)	95	87,348
4.50%, 12/01/44 (Call 06/01/44)	113	90,503
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	40	31,844
4.00%, 01/15/30 (Call 10/15/29)	128	111,050
4.00%, 01/15/31 (Call 10/15/30)	32	27,316
5.30%, 01/15/29 (Call 10/15/28)	191	180,195
5.75%, 06/01/28 (Call 03/03/28)	168	163,672
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	35	29,571
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	193	166,545
3.25%, 07/15/26 (Call 05/15/26)(a)	265	250,711
3.40%, 02/01/25 (Call 11/01/24)(a)	134	129,360
3.50%, 07/15/29 (Call 04/15/29)	229	205,282
4.00%, 06/01/25 (Call 03/01/25)	58	56,544
6.75%, 02/01/41 (Call 08/01/40)	201	211,940
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	12	9,654
4.20%, 04/15/29 (Call 01/15/29)	30	26,432
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)(a)	137	131,109
Series F, 4.50%, 02/01/26 (Call 11/01/25)(a)	31	29,898
Series H, 3.38%, 12/15/29 (Call 09/15/29)	100	84,868
Series I, 3.50%, 09/15/30 (Call 06/15/30)	145	120,895
Series J, 2.90%, 12/15/31 (Call 09/15/31)	100	77,479
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	11	8,615
3.95%, 11/01/27 (Call 08/01/27)	24	20,568
4.65%, 04/01/29 (Call 01/01/29)	12	10,502
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	220	159,874
3.05%, 02/15/30 (Call 11/15/29)	40	32,477
3.45%, 12/15/24 (Call 09/15/24)	41	39,121
4.25%, 08/15/29 (Call 05/15/29)	230	204,350
4.38%, 10/01/25 (Call 07/01/25)(a)	71	68,482
4.75%, 12/15/28 (Call 09/15/28)	187	172,096
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	51	46,937
3.30%, 02/01/25 (Call 12/01/24)	4	3,849
3.70%, 10/01/49 (Call 04/01/49)	88	61,830
3.80%, 04/01/27 (Call 01/01/27)	6	5,628
4.13%, 12/01/46 (Call 06/01/46)	115	86,618
4.25%, 04/01/45 (Call 10/01/44)	120	93,278
4.45%, 09/01/47 (Call 03/01/47)	38	30,101
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	35	32,338
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	25	22,308
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	7	6,515
4.00%, 06/15/29 (Call 03/15/29)	34	30,674
Mid-America Apartments LP
2.75%, 03/15/30 (Call 12/15/29)	30	25,864
3.95%, 03/15/29 (Call 12/15/28)	20	18,791
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	$7	$5,743
3.00%, 04/15/52 (Call 10/15/51)	15	9,250
3.10%, 04/15/50 (Call 10/15/49)	43	27,192
4.30%, 10/15/28 (Call 07/15/28)(a)	2	1,869
4.80%, 10/15/48 (Call 04/15/48)	31	26,164
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)	97	76,028
3.63%, 10/01/29 (Call 07/01/29)	190	157,495
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	24	22,039
4.30%, 03/15/27 (Call 12/15/26)	112	106,359
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)(a)	37	28,736
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	88	79,380
2.13%, 10/15/50 (Call 04/15/50)	50	28,803
2.25%, 04/15/30 (Call 01/15/30)	48	40,238
3.00%, 04/15/50 (Call 10/15/49)	198	135,824
3.25%, 10/01/26 (Call 07/01/26)	27	25,659
3.88%, 09/15/28 (Call 06/15/28)(a)	116	110,250
4.38%, 02/01/29 (Call 11/01/28)	131	126,411
4.38%, 09/15/48 (Call 03/15/48)	55	47,778
Realty Income Corp.
3.25%, 06/15/29 (Call 03/15/29)	11	9,827
3.65%, 01/15/28 (Call 10/15/27)	107	100,373
4.65%, 03/15/47 (Call 09/15/46)(a)	53	47,919
5.63%, 10/13/32 (Call 07/13/32)	15	15,475
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	99	83,344
3.60%, 02/01/27 (Call 11/01/26)(a)	73	68,621
4.13%, 03/15/28 (Call 12/15/27)	40	37,336
4.40%, 02/01/47 (Call 08/01/46)	97	76,313
4.65%, 03/15/49 (Call 09/15/48)	111	90,406
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	69	51,858
3.90%, 10/15/29 (Call 07/15/29)	27	22,248
5.13%, 08/15/26 (Call 05/15/26)	284	268,709
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	53	44,545
3.25%, 09/13/49 (Call 03/13/49)	152	102,422
3.80%, 07/15/50 (Call 01/15/50)(a)	121	89,684
4.25%, 10/01/44 (Call 04/01/44)	70	55,745
4.25%, 11/30/46 (Call 05/30/46)	136	108,882
4.75%, 03/15/42 (Call 09/15/41)	85	72,944
6.75%, 02/01/40 (Call 11/01/39)	91	98,496
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	5	4,740
4.70%, 06/01/27 (Call 03/01/27)	25	23,641
Spirit Realty LP
3.40%, 01/15/30 (Call 10/15/29)	33	27,510
4.00%, 07/15/29 (Call 04/15/29)	29	25,396
STORE Capital Corp.
4.50%, 03/15/28 (Call 12/15/27)	25	22,801
4.63%, 03/15/29 (Call 12/15/28)	51	46,720
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)(a)	37	33,673
3.88%, 07/15/27 (Call 04/15/27)(a)	40	36,356
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	17	14,236

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.20%, 01/15/30 (Call 10/15/29)	$76	$65,854
4.40%, 01/26/29 (Call 10/26/28)	26	24,595
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	48	37,850
2.65%, 01/15/25 (Call 12/15/24)	70	66,158
3.00%, 01/15/30 (Call 10/15/29)	86	72,934
3.25%, 10/15/26 (Call 07/15/26)	79	73,073
3.50%, 04/15/24 (Call 03/15/24)	20	19,448
3.50%, 02/01/25 (Call 11/01/24)(a)	134	128,564
3.75%, 05/01/24 (Call 02/01/24)	25	24,359
3.85%, 04/01/27 (Call 01/01/27)	113	106,825
4.00%, 03/01/28 (Call 12/01/27)	61	56,923
4.13%, 01/15/26 (Call 10/15/25)	90	87,070
4.38%, 02/01/45 (Call 08/01/44)	131	103,625
4.40%, 01/15/29 (Call 10/15/28)	76	71,410
4.75%, 11/15/30 (Call 08/15/30)	65	61,529
4.88%, 04/15/49 (Call 10/15/48)	80	67,618
5.70%, 09/30/43 (Call 03/30/43)	131	121,074
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	2	1,903
4.95%, 02/15/30 (Call 12/15/29)(a)	112	106,855
5.13%, 05/15/32 (Call 02/15/32)	17	15,870
5.63%, 05/15/52 (Call 11/15/51)	252	228,010
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	5	4,108
2.70%, 02/15/27 (Call 12/15/26)	72	65,591
2.75%, 01/15/31 (Call 10/15/30)	85	69,001
2.75%, 01/15/32 (Call 10/15/31)	20	15,907
2.80%, 06/01/31 (Call 03/01/31)	200	161,858
3.10%, 01/15/30 (Call 10/15/29)	230	196,001
3.63%, 03/15/24 (Call 02/15/24)	309	302,842
4.00%, 06/01/25 (Call 03/01/25)	198	193,268
4.13%, 03/15/29 (Call 12/15/28)	105	97,360
4.25%, 04/01/26 (Call 01/01/26)(a)	94	91,651
4.25%, 04/15/28 (Call 01/15/28)	214	202,662
4.50%, 01/15/24 (Call 10/15/23)	12	11,895
4.95%, 09/01/48 (Call 03/01/48)	165	141,527
6.50%, 03/15/41 (Call 09/15/40)	197	199,693
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	166	152,444
4.00%, 04/15/30 (Call 01/15/30)	375	342,079
6.95%, 10/01/27	209	225,534
7.38%, 03/15/32	335	373,150
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	42	37,936
		23,630,700
Retail — 2.6%
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	201	181,754
4.50%, 10/01/25 (Call 07/01/25)(a)	27	26,312
4.75%, 06/01/30 (Call 03/01/30)	206	186,694
AutoZone Inc.
3.75%, 04/18/29 (Call 01/18/29)	74	68,741
4.00%, 04/15/30 (Call 01/15/30)	4	3,743
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	1,900	1,503,755
4.45%, 10/01/28 (Call 07/01/28)(a)	1,979	1,914,069
Costco Wholesale Corp.
1.60%, 04/20/30 (Call 01/20/30)	138	114,347
1.75%, 04/20/32 (Call 01/20/32)	121	97,382
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	61	47,665
Security	Par (000)	Value

Retail (continued)
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)(a)	$110	$99,942
4.13%, 05/01/28 (Call 02/01/28)	14	13,433
4.13%, 04/03/50 (Call 10/03/49)	32	26,534
Dollar Tree Inc.
3.38%, 12/01/51 (Call 06/01/51)	20	13,727
4.20%, 05/15/28 (Call 02/15/28)	228	218,242
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	254	234,157
2.38%, 03/15/51 (Call 09/15/50)	25	15,686
2.50%, 04/15/27 (Call 02/15/27)	468	434,561
2.70%, 04/15/30 (Call 01/15/30)	192	169,970
2.75%, 09/15/51 (Call 03/15/51)	90	60,874
2.80%, 09/14/27 (Call 06/14/27)	435	407,351
2.95%, 06/15/29 (Call 03/15/29)	912	833,240
3.00%, 04/01/26 (Call 01/01/26)	225	215,586
3.13%, 12/15/49 (Call 06/15/49)	242	177,171
3.25%, 04/15/32 (Call 01/15/32)	500	452,155
3.30%, 04/15/40 (Call 10/15/39)	166	134,727
3.35%, 09/15/25 (Call 06/15/25)	283	275,181
3.35%, 04/15/50 (Call 10/15/49)	202	153,795
3.50%, 09/15/56 (Call 03/15/56)	249	189,875
3.63%, 04/15/52 (Call 10/15/51)	85	67,541
3.75%, 02/15/24 (Call 11/15/23)	110	108,996
3.90%, 12/06/28 (Call 09/06/28)	298	289,519
3.90%, 06/15/47 (Call 12/15/46)	186	156,897
4.20%, 04/01/43 (Call 10/01/42)	170	152,354
4.25%, 04/01/46 (Call 10/01/45)	308	273,187
4.40%, 03/15/45 (Call 09/15/44)(a)	228	207,612
4.50%, 09/15/32 (Call 06/15/32)	100	99,257
4.50%, 12/06/48 (Call 06/06/48)	251	233,302
4.88%, 02/15/44 (Call 08/15/43)	262	254,452
5.40%, 09/15/40 (Call 03/15/40)	267	278,358
5.88%, 12/16/36	471	511,718
5.95%, 04/01/41 (Call 10/01/40)	55	60,371
Kohl's Corp., 5.55%, 07/17/45 (Call 01/17/45)	163	107,586
Lowe's Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)(a)	15	11,913
2.50%, 04/15/26 (Call 01/15/26)	73	68,462
2.63%, 04/01/31 (Call 01/01/31)	302	253,952
3.00%, 10/15/50 (Call 04/15/50)	90	60,191
3.10%, 05/03/27 (Call 02/03/27)	282	264,925
3.13%, 09/15/24 (Call 06/15/24)	116	112,747
3.38%, 09/15/25 (Call 06/15/25)	82	79,082
3.65%, 04/05/29 (Call 01/05/29)	260	243,144
3.70%, 04/15/46 (Call 10/15/45)	297	227,502
3.75%, 04/01/32 (Call 01/01/32)(a)	20	18,187
4.00%, 04/15/25 (Call 03/15/25)	180	177,325
4.05%, 05/03/47 (Call 11/03/46)	257	207,216
4.25%, 04/01/52 (Call 10/01/51)	95	78,014
4.38%, 09/15/45 (Call 03/15/45)	200	166,892
4.45%, 04/01/62 (Call 10/01/61)	170	137,469
4.50%, 04/15/30 (Call 01/15/30)	242	235,798
4.55%, 04/05/49 (Call 10/05/48)	72	62,091
4.65%, 04/15/42 (Call 10/15/41)	221	198,405
5.00%, 04/15/33 (Call 01/15/33)(a)	350	348,250
5.00%, 04/15/40 (Call 10/15/39)	239	225,568
5.13%, 04/15/50 (Call 10/15/49)	225	212,123
5.50%, 10/15/35	318	320,859
5.63%, 04/15/53 (Call 10/15/52)	80	79,612

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.80%, 09/15/62 (Call 03/15/62)	$90	$88,638
6.50%, 03/15/29(a)	47	50,965
McDonald's Corp.
2.13%, 03/01/30 (Call 12/01/29)	63	53,608
2.63%, 09/01/29 (Call 06/01/29)	6	5,322
3.50%, 07/01/27 (Call 05/01/27)	78	74,708
3.60%, 07/01/30 (Call 04/01/30)	44	41,163
3.63%, 09/01/49 (Call 03/01/49)	215	167,130
3.70%, 02/15/42	74	60,173
3.80%, 04/01/28 (Call 01/01/28)	24	23,162
4.20%, 04/01/50 (Call 10/01/49)(a)	112	96,158
4.45%, 03/01/47 (Call 09/01/46)	138	122,521
4.45%, 09/01/48 (Call 03/01/48)	160	142,166
4.60%, 05/26/45 (Call 11/26/44)	124	112,963
4.70%, 12/09/35 (Call 06/09/35)	77	74,941
4.88%, 07/15/40	83	78,867
4.88%, 12/09/45 (Call 06/09/45)	229	217,303
5.70%, 02/01/39	72	75,098
6.30%, 10/15/37	192	213,120
6.30%, 03/01/38	177	195,250
O'Reilly Automotive Inc.
3.90%, 06/01/29 (Call 03/01/29)	47	44,010
4.20%, 04/01/30 (Call 01/01/30)	114	108,087
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	76	64,405
3.35%, 03/12/50 (Call 09/12/49)	132	96,103
3.50%, 03/01/28 (Call 12/01/27)(a)	84	80,511
3.50%, 11/15/50 (Call 05/15/50)	254	191,247
3.55%, 08/15/29 (Call 05/15/29)	47	44,219
3.75%, 12/01/47 (Call 06/01/47)	33	26,034
4.00%, 11/15/28 (Call 08/15/28)	70	67,747
4.30%, 06/15/45 (Call 12/15/44)(a)	82	71,004
4.45%, 08/15/49 (Call 02/15/49)	168	147,986
4.50%, 11/15/48 (Call 05/15/48)	207	183,642
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	423	402,709
2.35%, 02/15/30 (Call 11/15/29)	381	326,486
2.50%, 04/15/26	260	245,084
2.65%, 09/15/30 (Call 06/15/30)	300	259,806
3.38%, 04/15/29 (Call 01/15/29)	465	432,073
3.50%, 07/01/24	305	300,016
3.63%, 04/15/46	356	282,586
3.90%, 11/15/47 (Call 05/15/47)	86	71,803
4.00%, 07/01/42	10	8,843
6.35%, 11/01/32(a)	60	66,919
6.50%, 10/15/37	95	106,566
7.00%, 01/15/38	85	100,597
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	71	65,906
3.88%, 04/15/30 (Call 01/15/30)	92	87,026
4.50%, 04/15/50 (Call 10/15/49)	209	188,629
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	446	347,153
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	221	166,272
4.80%, 11/18/44 (Call 05/18/44)	300	257,889
		21,596,160
Semiconductors — 2.9%
Analog Devices Inc.
3.45%, 06/15/27	10	9,503
5.30%, 12/15/45 (Call 06/15/45)	12	12,155
Security	Par (000)	Value

Semiconductors (continued)
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	$195	$161,169
2.75%, 06/01/50 (Call 12/01/49)	167	117,334
3.30%, 04/01/27 (Call 01/01/27)	428	411,501
3.90%, 10/01/25 (Call 07/01/25)	463	456,819
4.35%, 04/01/47 (Call 10/01/46)	256	238,077
5.10%, 10/01/35 (Call 04/01/35)	261	268,350
5.85%, 06/15/41	172	190,437
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(c)	287	213,023
3.19%, 11/15/36 (Call 08/15/36)(c)	124	90,712
3.42%, 04/15/33 (Call 01/15/33)(c)	316	255,751
3.47%, 04/15/34 (Call 01/15/34)(c)	122	97,049
3.50%, 02/15/41 (Call 08/15/40)(c)	320	231,578
3.75%, 02/15/51 (Call 08/15/50)(a)(c)	602	423,525
4.15%, 11/15/30 (Call 08/15/30)	43	38,672
4.30%, 11/15/32 (Call 08/15/32)	270	239,890
4.93%, 05/15/37 (Call 02/15/37)(a)(c)	1,075	943,527
5.00%, 04/15/30 (Call 01/15/30)	12	11,499
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	184	159,189
2.60%, 05/19/26 (Call 02/19/26)	316	298,187
2.70%, 06/17/24 (Call 04/17/24)	10	9,699
2.88%, 05/11/24 (Call 03/11/24)	688	671,770
3.05%, 08/12/51 (Call 02/12/51)	145	97,724
3.10%, 02/15/60 (Call 08/15/59)	72	46,541
3.15%, 05/11/27 (Call 02/11/27)	273	259,181
3.20%, 08/12/61 (Call 02/12/61)	88	57,440
3.25%, 11/15/49 (Call 05/15/49)	413	290,000
3.40%, 03/25/25 (Call 02/25/25)	672	656,094
3.70%, 07/29/25 (Call 04/29/25)	553	542,841
3.73%, 12/08/47 (Call 06/08/47)	288	222,561
3.75%, 03/25/27 (Call 01/25/27)(a)	255	248,390
3.90%, 03/25/30 (Call 12/25/29)	175	165,655
4.00%, 12/15/32	470	439,770
4.10%, 05/19/46 (Call 11/19/45)(a)	251	208,729
4.10%, 05/11/47 (Call 11/11/46)	180	148,547
4.25%, 12/15/42(a)	92	79,226
4.60%, 03/25/40 (Call 09/25/39)	71	65,423
4.75%, 03/25/50 (Call 09/25/49)	269	242,035
4.80%, 10/01/41	75	70,672
4.90%, 07/29/45 (Call 01/29/45)(a)	390	367,891
4.90%, 08/05/52 (Call 02/05/52)	25	22,771
4.95%, 03/25/60 (Call 09/25/59)	309	281,057
5.05%, 08/05/62 (Call 02/05/62)	27	24,702
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)(a)	33	24,833
5.00%, 03/15/49 (Call 09/15/48)	80	77,174
5.25%, 07/15/62 (Call 01/15/62)	100	100,847
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	206	145,941
3.13%, 06/15/60 (Call 12/15/59)	157	106,757
3.75%, 03/15/26 (Call 01/15/26)	714	699,142
3.80%, 03/15/25 (Call 12/15/24)	187	184,083
4.00%, 03/15/29 (Call 12/15/28)	238	229,391
4.88%, 03/15/49 (Call 09/15/48)	206	200,230
Micron Technology Inc.
3.48%, 11/01/51 (Call 05/01/51)	45	29,850
4.66%, 02/15/30 (Call 11/15/29)	120	111,120
5.33%, 02/06/29 (Call 11/06/28)	181	175,832

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	$798	$650,043
2.85%, 04/01/30 (Call 01/01/30)	1,634	1,443,606
3.20%, 09/16/26 (Call 06/16/26)	2,682	2,578,958
3.50%, 04/01/40 (Call 10/01/39)	181	150,867
3.50%, 04/01/50 (Call 10/01/49)	480	374,299
3.70%, 04/01/60 (Call 10/01/59)	240	183,216
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	508	402,702
2.65%, 02/15/32 (Call 11/15/31)	75	59,089
3.25%, 05/11/41 (Call 11/11/40)	25	17,835
3.25%, 11/30/51 (Call 05/30/51)	125	80,324
4.30%, 06/18/29 (Call 03/18/29)	287	268,767
5.00%, 01/15/33 (Call 10/15/32)	135	128,278
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	250	221,017
4.50%, 05/20/52 (Call 11/20/51)	5	4,468
4.80%, 05/20/45 (Call 11/20/44)	192	183,573
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	543	508,069
1.75%, 05/04/30 (Call 02/04/30)	420	349,121
1.90%, 09/15/31 (Call 06/15/31)	235	191,967
2.25%, 09/04/29 (Call 06/04/29)	563	489,089
2.63%, 05/15/24 (Call 03/15/24)	341	331,745
2.70%, 09/15/51 (Call 03/15/51)	228	159,974
2.90%, 11/03/27 (Call 08/03/27)	418	391,177
3.65%, 08/16/32 (Call 05/16/32)(a)	5	4,687
3.88%, 03/15/39 (Call 09/15/38)	77	69,073
4.15%, 05/15/48 (Call 11/15/47)	424	381,299
4.60%, 02/15/28 (Call 01/15/28)	170	170,345
4.70%, 11/18/24	200	200,242
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	1,085	899,563
3.25%, 10/25/51 (Call 04/25/51)(a)	130	93,279
4.25%, 04/22/32 (Call 01/22/32)	200	192,932
		23,351,470
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	164	150,208
3.84%, 05/01/25 (Call 04/01/25)	342	329,862
4.20%, 05/01/30 (Call 02/01/30)	230	211,384
		691,454
Software — 4.0%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	162	103,058
3.40%, 06/15/27 (Call 03/15/27)	35	33,271
4.50%, 06/15/47 (Call 12/15/46)(a)	240	217,332
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	349	331,417
2.15%, 02/01/27 (Call 12/01/26)	750	689,632
2.30%, 02/01/30 (Call 11/01/29)(a)	1,888	1,628,249
3.25%, 02/01/25 (Call 11/01/24)	1,604	1,568,295
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	1,000	812,370
2.85%, 01/15/30 (Call 10/15/29)	287	249,501
3.50%, 06/15/27 (Call 03/15/27)	578	543,725
4.38%, 06/15/25 (Call 03/15/25)	423	418,863
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	226	223,250
Security	Par (000)	Value

Software (continued)
Electronic Arts Inc.
2.95%, 02/15/51 (Call 08/15/50)	$335	$229,173
4.80%, 03/01/26 (Call 12/01/25)	437	438,835
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	52	41,402
5.10%, 07/15/32 (Call 04/15/32)(a)	15	14,711
5.63%, 07/15/52 (Call 01/15/52)(a)	60	56,479
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	67	60,465
4.40%, 07/01/49 (Call 01/01/49)	252	209,057
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	1,509	1,419,411
2.53%, 06/01/50 (Call 12/01/49)	496	342,344
2.68%, 06/01/60 (Call 12/01/59)	467	314,440
2.70%, 02/12/25 (Call 11/12/24)	1,589	1,539,948
2.88%, 02/06/24 (Call 12/06/23)	1,115	1,095,075
2.92%, 03/17/52 (Call 09/17/51)	943	700,043
3.04%, 03/17/62 (Call 09/17/61)	165	120,069
3.13%, 11/03/25 (Call 08/03/25)	2,077	2,021,523
3.30%, 02/06/27 (Call 11/06/26)	1,414	1,368,045
3.45%, 08/08/36 (Call 02/08/36)	223	203,985
3.50%, 02/12/35 (Call 08/12/34)	745	693,185
3.50%, 11/15/42(a)	170	147,317
3.63%, 12/15/23 (Call 09/15/23)	907	899,154
3.70%, 08/08/46 (Call 02/08/46)	455	403,144
3.75%, 02/12/45 (Call 08/12/44)(a)	550	490,759
3.95%, 08/08/56 (Call 02/08/56)	310	271,929
4.00%, 02/12/55 (Call 08/12/54)	60	54,338
4.10%, 02/06/37 (Call 08/06/36)	290	282,431
4.20%, 11/03/35 (Call 05/03/35)	245	243,814
4.25%, 02/06/47 (Call 08/06/46)	230	221,610
4.45%, 11/03/45 (Call 05/03/45)	275	272,720
4.50%, 10/01/40	5	5,077
4.50%, 02/06/57 (Call 08/06/56)	150	145,489
5.30%, 02/08/41	25	27,200
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	25	21,458
3.25%, 05/15/30 (Call 02/15/30)(a)	57	49,946
3.60%, 04/01/40 (Call 10/01/39)	235	176,614
3.60%, 04/01/50 (Call 10/01/49)	494	344,170
3.80%, 11/15/37 (Call 05/15/37)	187	148,282
3.85%, 07/15/36 (Call 01/15/36)	254	207,617
3.85%, 04/01/60 (Call 10/01/59)	612	413,027
3.90%, 05/15/35 (Call 11/15/34)	334	279,231
3.95%, 03/25/51 (Call 09/25/50)	344	252,881
4.00%, 07/15/46 (Call 01/15/46)	576	427,830
4.00%, 11/15/47 (Call 05/15/47)	328	244,173
4.10%, 03/25/61 (Call 09/25/60)	302	214,782
4.13%, 05/15/45 (Call 11/15/44)	421	321,345
4.30%, 07/08/34 (Call 01/08/34)	420	371,860
4.38%, 05/15/55 (Call 11/15/54)	332	252,479
4.50%, 07/08/44 (Call 01/08/44)	182	148,756
5.38%, 07/15/40	441	409,032
6.13%, 07/08/39	196	196,541
6.15%, 11/09/29	35	36,543
6.25%, 11/09/32	100	105,578
6.50%, 04/15/38	194	202,491
6.90%, 11/09/52	100	110,737
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	4	3,831

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.95%, 09/15/29 (Call 06/15/29)	$21	$18,372
3.80%, 12/15/26 (Call 09/15/26)	124	119,565
3.85%, 12/15/25 (Call 09/15/25)	92	89,004
4.20%, 09/15/28 (Call 06/15/28)	89	85,969
salesforce.com Inc.
2.90%, 07/15/51 (Call 01/15/51)	293	203,494
3.05%, 07/15/61 (Call 01/15/61)	248	166,879
3.70%, 04/11/28 (Call 01/11/28)	4,292	4,154,484
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	255	198,303
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	372	350,164
4.50%, 05/15/25 (Call 04/15/25)(a)	280	277,309
4.65%, 05/15/27 (Call 03/15/27)	437	426,237
4.70%, 05/15/30 (Call 02/15/30)	387	363,788
		32,544,907
Telecommunications — 3.9%
America Movil SAB de CV
4.38%, 07/16/42	10	8,518
4.38%, 04/22/49 (Call 10/22/48)(a)	32	27,569
6.13%, 11/15/37	30	31,385
6.13%, 03/30/40	270	278,915
AT&T Inc.
3.30%, 02/01/52 (Call 08/01/51)	235	164,249
3.50%, 09/15/53 (Call 03/15/53)(a)	790	557,827
3.50%, 02/01/61 (Call 08/01/60)(a)	350	239,078
3.55%, 09/15/55 (Call 03/15/55)	995	698,808
3.65%, 06/01/51 (Call 12/01/50)	285	209,010
3.65%, 09/15/59 (Call 03/15/59)	808	557,092
3.80%, 12/01/57 (Call 06/01/57)	818	594,727
3.85%, 06/01/60 (Call 12/01/59)	462	336,442
4.10%, 02/15/28 (Call 11/15/27)	85	82,136
4.30%, 02/15/30 (Call 11/15/29)	47	44,635
4.30%, 12/15/42 (Call 06/15/42)	450	379,606
4.35%, 03/01/29 (Call 12/01/28)	15	14,420
4.35%, 06/15/45 (Call 12/15/44)	162	134,688
4.50%, 05/15/35 (Call 11/15/34)	499	458,007
4.50%, 03/09/48 (Call 09/09/47)	296	248,889
4.55%, 03/09/49 (Call 09/09/48)	171	144,721
4.65%, 06/01/44 (Call 12/01/43)	42	36,590
4.75%, 05/15/46 (Call 11/15/45)	303	264,661
4.80%, 06/15/44 (Call 12/15/43)	32	28,399
4.85%, 03/01/39 (Call 09/01/38)	232	212,997
4.90%, 08/15/37 (Call 02/14/37)	13	12,150
5.15%, 03/15/42(a)	102	94,747
5.15%, 11/15/46 (Call 05/15/46)	130	120,229
5.15%, 02/15/50 (Call 08/14/49)	146	134,780
5.25%, 03/01/37 (Call 09/01/36)	183	179,325
5.35%, 09/01/40	202	194,136
5.45%, 03/01/47 (Call 09/01/46)	55	53,316
5.55%, 08/15/41	47	46,185
5.65%, 02/15/47 (Call 08/15/46)	85	85,145
5.70%, 03/01/57 (Call 09/01/56)	159	158,337
6.00%, 08/15/40 (Call 05/15/40)	158	161,072
6.30%, 01/15/38	40	42,380
6.38%, 03/01/41	40	42,465
6.55%, 02/15/39	5	5,412
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	45	33,701
4.30%, 07/29/49 (Call 01/29/49)	103	86,512
4.46%, 04/01/48 (Call 10/01/47)	101	87,524
Security	Par (000)	Value

Telecommunications (continued)
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	$207	$205,450
5.13%, 12/04/28 (Call 09/04/28)	507	497,783
9.63%, 12/15/30	1,051	1,266,245
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	49	46,445
2.95%, 02/28/26	166	159,563
3.50%, 06/15/25	441	431,796
5.50%, 01/15/40	509	535,840
5.90%, 02/15/39	502	549,871
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	74	54,826
4.38%, 11/15/57 (Call 05/15/57)	130	104,007
4.70%, 03/15/37	25	22,930
4.75%, 03/15/42	11	9,953
5.35%, 11/15/48 (Call 05/15/48)	81	75,839
5.45%, 11/15/79 (Call 05/19/79)	202	181,036
5.75%, 08/15/40(a)	65	66,035
5.85%, 11/15/68 (Call 05/15/68)	68	63,417
Deutsche Telekom International Finance BV
8.75%, 06/15/30	275	327,770
9.25%, 06/01/32	50	63,346
Juniper Networks Inc.
3.75%, 08/15/29 (Call 05/15/29)	57	50,869
5.95%, 03/15/41	55	50,624
Koninklijke KPN NV, 8.38%, 10/01/30	1,439	1,632,617
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	180	142,295
4.00%, 09/01/24	82	80,509
4.60%, 02/23/28 (Call 11/23/27)	66	64,440
4.60%, 05/23/29 (Call 02/23/29)	127	121,268
5.50%, 09/01/44	242	218,618
Orange SA
5.38%, 01/13/42	375	371,786
5.50%, 02/06/44 (Call 08/06/43)(a)	230	230,386
9.00%, 03/01/31	247	306,228
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)(a)	71	65,231
3.63%, 12/15/25 (Call 09/15/25)	189	179,920
3.70%, 11/15/49 (Call 05/15/49)	215	153,721
4.30%, 02/15/48 (Call 08/15/47)	108	84,182
4.35%, 05/01/49 (Call 11/01/48)	178	139,292
4.50%, 03/15/43 (Call 09/15/42)	170	140,190
4.55%, 03/15/52 (Call 09/15/51)(c)	210	170,885
5.00%, 03/15/44 (Call 09/15/43)(a)	202	178,075
5.45%, 10/01/43 (Call 04/01/43)	165	151,958
7.50%, 08/15/38	92	104,097
Telefonica Emisiones SA
4.10%, 03/08/27	287	273,425
4.67%, 03/06/38	137	110,791
4.90%, 03/06/48	135	105,558
5.21%, 03/08/47	393	319,592
5.52%, 03/01/49 (Call 09/01/48)	177	151,015
7.05%, 06/20/36	416	434,678
Telefonica Europe BV, 8.25%, 09/15/30	189	213,366
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	492	457,821
3.70%, 09/15/27 (Call 06/15/27)(a)	546	520,966
4.30%, 06/15/49 (Call 12/15/48)	202	167,375
4.60%, 11/16/48 (Call 05/16/48)	214	188,335

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	$270	$195,213
3.30%, 02/15/51 (Call 08/15/50)	641	445,155
3.40%, 10/15/52 (Call 04/15/52)	220	153,553
3.60%, 11/15/60 (Call 05/15/60)	396	274,507
3.75%, 04/15/27 (Call 02/15/27)	38	36,006
3.88%, 04/15/30 (Call 01/15/30)(a)	602	552,786
4.38%, 04/15/40 (Call 10/15/39)	290	251,862
4.50%, 04/15/50 (Call 10/15/49)	590	498,349
5.80%, 09/15/62 (Call 03/15/62)	180	180,160
Verizon Communications Inc.
2.63%, 08/15/26(a)	121	112,673
2.88%, 11/20/50 (Call 05/20/50)	466	302,168
2.99%, 10/30/56 (Call 04/30/56)	738	467,110
3.00%, 03/22/27 (Call 01/22/27)	90	84,421
3.00%, 11/20/60 (Call 05/20/60)	322	200,651
3.15%, 03/22/30 (Call 12/22/29)	33	29,391
3.38%, 02/15/25	69	67,397
3.55%, 03/22/51 (Call 09/22/50)	680	504,268
3.70%, 03/22/61 (Call 09/22/60)	743	535,614
3.85%, 11/01/42 (Call 05/01/42)(a)	238	193,168
3.88%, 02/08/29 (Call 11/08/28)	227	214,554
4.00%, 03/22/50 (Call 09/22/49)	136	109,756
4.02%, 12/03/29 (Call 09/03/29)	4	3,775
4.13%, 03/16/27	139	136,399
4.13%, 08/15/46	195	160,598
4.27%, 01/15/36(a)	618	553,549
4.33%, 09/21/28	21	20,424
4.40%, 11/01/34 (Call 05/01/34)	588	543,483
4.50%, 08/10/33	203	192,921
4.52%, 09/15/48	170	149,510
4.67%, 03/15/55	150	132,315
4.75%, 11/01/41	231	211,511
4.81%, 03/15/39	353	331,732
4.86%, 08/21/46	632	575,866
5.01%, 04/15/49	65	60,837
5.01%, 08/21/54	65	60,709
5.25%, 03/16/37	677	680,575
5.50%, 03/16/47	122	121,367
5.85%, 09/15/35	40	41,110
6.40%, 09/15/33	10	10,855
6.55%, 09/15/43	40	45,038
7.75%, 12/01/30	40	46,882
Vodafone Group PLC
3.75%, 01/16/24	25	24,736
4.13%, 05/30/25	411	405,986
4.25%, 09/17/50	276	218,333
4.38%, 05/30/28	442	437,500
4.38%, 02/19/43	212	177,349
4.88%, 06/19/49	141	121,061
5.00%, 05/30/38	128	119,185
5.13%, 06/19/59	55	48,145
5.25%, 05/30/48	481	434,069
6.15%, 02/27/37	323	330,290
6.25%, 11/30/32	118	124,314
7.88%, 02/15/30	262	296,741
		31,758,977
Toys, Games & Hobbies — 0.2%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	236	226,855
Security	Par (000)	Value

Toys, Games & Hobbies (continued)
3.50%, 09/15/27 (Call 06/15/27)	$242	$225,314
3.55%, 11/19/26 (Call 09/19/26)	452	425,915
3.90%, 11/19/29 (Call 08/19/29)	255	230,000
6.35%, 03/15/40	153	150,867
		1,258,951
Transportation — 2.2%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	149	106,590
3.55%, 02/15/50 (Call 08/15/49)	138	108,433
3.90%, 08/01/46 (Call 02/01/46)	105	87,759
4.05%, 06/15/48 (Call 12/15/47)	220	189,119
4.13%, 06/15/47 (Call 12/15/46)	40	34,904
4.15%, 04/01/45 (Call 10/01/44)	118	103,304
4.15%, 12/15/48 (Call 06/15/48)	139	121,197
4.38%, 09/01/42 (Call 03/01/42)	65	58,911
4.40%, 03/15/42 (Call 09/15/41)	84	76,927
4.45%, 03/15/43 (Call 09/15/42)	101	92,844
4.55%, 09/01/44 (Call 03/01/44)	87	80,938
4.70%, 09/01/45 (Call 03/01/45)	63	58,955
4.90%, 04/01/44 (Call 10/01/43)	122	118,485
4.95%, 09/15/41 (Call 03/15/41)	63	61,121
5.05%, 03/01/41 (Call 09/01/40)	70	69,368
5.15%, 09/01/43 (Call 03/01/43)	78	78,343
5.40%, 06/01/41 (Call 12/01/40)	60	61,651
5.75%, 05/01/40 (Call 11/01/39)	61	65,073
6.15%, 05/01/37	40	44,418
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	50	32,095
3.20%, 08/02/46 (Call 02/02/46)	305	226,868
3.65%, 02/03/48 (Call 08/03/47)	346	282,544
3.85%, 08/05/32 (Call 05/05/32)	5	4,723
4.45%, 01/20/49 (Call 07/20/48)	330	299,171
6.20%, 06/01/36	183	201,547
6.25%, 08/01/34	37	40,953
6.38%, 11/15/37	142	157,214
6.90%, 07/15/28	107	118,421
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	142	117,488
2.90%, 02/01/25 (Call 11/01/24)	107	102,513
3.10%, 12/02/51 (Call 06/02/51)	245	172,176
4.00%, 06/01/28 (Call 03/01/28)(a)	179	173,687
4.80%, 09/15/35 (Call 03/15/35)	63	59,463
4.80%, 08/01/45 (Call 02/01/45)	90	82,736
5.95%, 05/15/37	136	141,350
6.13%, 09/15/2115 (Call 03/15/2115)	74	74,875
7.13%, 10/15/31	55	61,573
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	810	769,767
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	91	77,895
2.60%, 11/01/26 (Call 08/01/26)	75	69,936
3.25%, 06/01/27 (Call 03/01/27)	59	55,671
3.35%, 11/01/25 (Call 08/01/25)	99	95,457
3.35%, 09/15/49 (Call 03/15/49)	146	107,933
3.80%, 03/01/28 (Call 12/01/27)	46	44,245
3.80%, 11/01/46 (Call 05/01/46)	208	166,737
3.80%, 04/15/50 (Call 10/15/49)	81	64,025
3.95%, 05/01/50 (Call 11/01/49)	239	193,996
4.10%, 03/15/44 (Call 09/15/43)	251	214,357
4.25%, 03/15/29 (Call 12/15/28)	88	85,160

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.25%, 11/01/66 (Call 05/01/66)	$137	$109,375
4.30%, 03/01/48 (Call 09/01/47)	285	248,167
4.40%, 03/01/43 (Call 09/01/42)	139	122,818
4.50%, 03/15/49 (Call 09/15/48)	78	69,086
4.50%, 08/01/54 (Call 02/01/54)	95	82,866
4.65%, 03/01/68 (Call 09/01/67)	20	17,280
4.75%, 05/30/42 (Call 11/30/41)	169	157,523
4.75%, 11/15/48 (Call 05/15/48)	94	86,291
5.50%, 04/15/41 (Call 10/15/40)	103	106,180
6.00%, 10/01/36	81	85,683
6.15%, 05/01/37	125	135,467
6.22%, 04/30/40	60	66,098
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	39	34,501
3.40%, 02/15/28 (Call 11/15/27)	50	46,554
3.88%, 08/01/42	67	52,626
3.90%, 02/01/35	35	29,889
4.05%, 02/15/48 (Call 08/15/47)	177	136,407
4.10%, 04/15/43	47	37,135
4.10%, 02/01/45	232	181,911
4.20%, 10/17/28 (Call 07/17/28)(a)	146	139,643
4.25%, 05/15/30 (Call 02/15/30)(a)	24	22,554
4.40%, 01/15/47 (Call 07/15/46)	128	103,336
4.55%, 04/01/46 (Call 10/01/45)	159	131,237
4.75%, 11/15/45 (Call 05/15/45)	253	219,556
4.90%, 01/15/34	74	70,851
4.95%, 10/17/48 (Call 04/17/48)	197	173,395
5.10%, 01/15/44	98	88,571
5.25%, 05/15/50 (Call 11/15/49)(a)	83	76,484
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	308	268,065
3.50%, 05/01/50 (Call 11/01/49)	255	185,750
4.20%, 11/15/69 (Call 05/15/69)	160	121,413
4.30%, 05/15/43 (Call 11/15/42)	207	174,114
4.70%, 05/01/48 (Call 11/01/47)	261	231,554
4.95%, 08/15/45 (Call 02/15/45)	116	106,193
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	58	50,256
2.90%, 06/15/26 (Call 03/15/26)	58	54,598
2.90%, 08/25/51 (Call 02/25/51)	60	40,148
3.15%, 06/01/27 (Call 03/01/27)	94	88,002
3.16%, 05/15/55 (Call 11/15/54)	105	71,644
3.40%, 11/01/49 (Call 05/01/49)	214	157,354
3.65%, 08/01/25 (Call 06/01/25)	53	51,485
3.70%, 03/15/53 (Call 09/15/52)	125	96,408
3.80%, 08/01/28 (Call 05/01/28)	85	81,391
3.85%, 01/15/24 (Call 10/15/23)	15	14,826
3.94%, 11/01/47 (Call 05/01/47)	229	187,807
3.95%, 10/01/42 (Call 04/01/42)	93	78,399
4.05%, 08/15/52 (Call 02/15/52)	265	219,200
4.10%, 05/15/49 (Call 11/15/48)	174	144,604
4.10%, 05/15/2121 (Call 11/15/2120)	110	78,526
4.15%, 02/28/48 (Call 08/28/47)	188	157,858
4.45%, 06/15/45 (Call 12/15/44)	103	90,697
4.65%, 01/15/46 (Call 07/15/45)	123	111,664
4.84%, 10/01/41	108	101,253
7.80%, 05/15/27	10	11,150
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	237	225,780
2.90%, 12/01/26 (Call 10/01/26)(a)	244	223,538
Security	Par (000)	Value

Transportation (continued)
3.65%, 03/18/24 (Call 02/18/24)	$226	$221,236
3.88%, 12/01/23 (Call 11/01/23)	146	143,965
4.63%, 06/01/25 (Call 05/01/25)	340	334,264
Union Pacific Corp.
2.95%, 03/10/52 (Call 09/10/51)	40	27,930
3.25%, 02/05/50 (Call 08/05/49)	312	232,764
3.35%, 08/15/46 (Call 02/15/46)	63	46,788
3.38%, 02/01/35 (Call 08/01/34)	130	110,867
3.50%, 02/14/53 (Call 08/14/52)	315	244,991
3.55%, 08/15/39 (Call 02/15/39)	82	69,238
3.55%, 05/20/61 (Call 11/20/60)	25	18,593
3.60%, 09/15/37 (Call 03/15/37)	82	71,195
3.75%, 02/05/70 (Call 08/05/69)	148	110,546
3.80%, 10/01/51 (Call 04/01/51)	261	215,074
3.80%, 04/06/71 (Call 10/06/70)	200	151,712
3.84%, 03/20/60 (Call 09/20/59)	170	134,679
3.85%, 02/14/72 (Call 08/14/71)	77	58,630
3.88%, 02/01/55 (Call 08/01/54)	183	149,445
3.95%, 09/10/28 (Call 06/10/28)	78	75,684
3.95%, 08/15/59 (Call 02/15/59)	203	163,829
4.00%, 04/15/47 (Call 10/15/46)	153	128,085
4.05%, 11/15/45 (Call 05/15/45)	67	56,979
4.05%, 03/01/46 (Call 09/01/45)	153	128,160
4.10%, 09/15/67 (Call 03/15/67)	86	69,075
4.30%, 03/01/49 (Call 09/01/48)	208	181,312
4.50%, 09/10/48 (Call 03/10/48)	208	187,152
6.63%, 02/01/29(a)	8	8,809
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	145	127,438
3.40%, 03/15/29 (Call 12/15/28)	175	164,769
3.40%, 11/15/46 (Call 05/15/46)	100	78,095
3.40%, 09/01/49 (Call 03/01/49)(a)	287	227,442
3.63%, 10/01/42	46	38,733
3.75%, 11/15/47 (Call 05/15/47)	286	241,736
4.25%, 03/15/49 (Call 09/15/48)	221	198,854
4.45%, 04/01/30 (Call 01/01/30)	125	124,229
4.88%, 11/15/40 (Call 05/15/40)	98	96,908
5.20%, 04/01/40 (Call 10/01/39)	195	199,949
5.30%, 04/01/50 (Call 10/01/49)(a)	110	116,849
6.20%, 01/15/38	697	789,346
		17,913,427
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	75	46,223
3.25%, 03/30/25 (Call 12/30/24)	108	102,737
3.25%, 09/15/26 (Call 06/15/26)	75	69,587
3.50%, 03/15/28 (Call 12/15/27)	159	144,687
3.85%, 03/30/27 (Call 12/30/26)	143	134,959
4.35%, 02/15/24 (Call 01/15/24)	16	15,811
4.55%, 11/07/28 (Call 08/07/28)	63	60,368
4.70%, 04/01/29 (Call 01/01/29)	28	26,884
5.20%, 03/15/44 (Call 09/15/43)	82	71,890
		673,146
Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	50	42,648

Water — 0.3%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	186	162,060
2.95%, 09/01/27 (Call 06/01/27)	33	30,604

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Water (continued)
3.45%, 06/01/29 (Call 03/01/29)	$202	$185,557
3.45%, 05/01/50 (Call 11/01/49)	253	188,440
3.75%, 09/01/28 (Call 06/01/28)	134	128,641
3.75%, 09/01/47 (Call 03/01/47)	231	182,317
4.00%, 12/01/46 (Call 06/01/46)	115	91,639
4.15%, 06/01/49 (Call 12/01/48)	183	153,952
4.20%, 09/01/48 (Call 03/01/48)	252	214,039
4.30%, 12/01/42 (Call 06/01/42)	87	75,866
4.30%, 09/01/45 (Call 03/01/45)	150	128,694
6.59%, 10/15/37	192	213,360
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	189	159,771
3.35%, 04/15/50 (Call 10/15/49)	154	106,329
3.57%, 05/01/29 (Call 02/01/29)	129	116,586
4.28%, 05/01/49 (Call 11/01/48)	221	179,485
5.30%, 05/01/52 (Call 11/01/51)	197	188,346
United Utilities PLC, 6.88%, 08/15/28(a)	50	52,984
		2,558,670

Total Long-Term Investments — 98.9%
(Cost: $954,995,816)		808,520,819

Short-Term Securities

Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(e)(f)(g)	45,213	45,217,650

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	2,520	$2,520,000

Total Short-Term Securities — 5.8%
(Cost: $47,726,639)		47,737,650

Total Investments — 104.7%
(Cost: $1,002,722,455)		856,258,469

Liabilities in Excess of Other Assets — (4.7)%		(38,308,419)

Net Assets — 100.0%		$817,950,050

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$46,713,665	$—	$(1,492,308	)(a)	$(17,785)	$14,078	$45,217,650	45,213	$94,226	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,390,000	—	(1,870,000	)(a)	—	—	2,520,000	2,520	52,875		—
					$(17,785)	$14,078	$47,737,650		$147,101		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valu-ation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$808,520,819	$—	$808,520,819
Money Market Funds	47,737,650	—	—	47,737,650
	$47,737,650	$808,520,819	$—	$856,258,469

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate